Shareholder Report, Holdings (Details)	Jun. 30, 2024
Share Class A C000004694 [Member} | Global Balanced 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000004694 [Member} | Total Net Assets 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000225794 [Member} | Domestic Fixed Income 17 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000225794 [Member} | Total Net Assets 18 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000202635 [Member} | Global Balanced 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000202635 [Member} | Total Net Assets 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000085347 [Member} | Global Fixed Income 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000085347 [Member} | Total Net Assets 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000218222 [Member} | Global Equity 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000218222 [Member} | Total Net Assets 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000085349 [Member} | Global Equity 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000085349 [Member} | Total Net Assets 74 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000218225 [Member} | Domestic Equity 87 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000218225 [Member} | Total Net Assets 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000085351 [Member} | Domestic Equity 101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000085351 [Member} | Total Net Assets 102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000085354 [Member} | International Equity 115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000085354 [Member} | Total Net Assets 116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000085355 [Member} | Emerging Markets Equity 129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000085355 [Member} | Total Net Assets 130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000085345 [Member} | Domestic Equity 143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000085345 [Member} | Total Net Assets 144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000004638 [Member} | Domestic Fixed Income 157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000004638 [Member} | Total Net Assets 158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000102953 [Member} | Emerging Markets Equity 171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000102953 [Member} | Total Net Assets 172 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000004637 [Member} | International Equity 185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000004637 [Member} | Total Net Assets 186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000004635 [Member} | Domestic Equity 199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000004635 [Member} | Total Net Assets 200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000004636 [Member} | Domestic Equity 213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000004636 [Member} | Total Net Assets 214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000039497 [Member} | J N L Multi Manager U S Select Equity Fund Class I 226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Share Class A C000039497 [Member} | J N L Morningstar Wide Moat Index Fund Class I 227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class A C000039497 [Member} | J N L W C M Focused International Equity Fund Class I 228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class A C000039497 [Member} | J N L Causeway International Value Select Fund Class I 229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class A C000039497 [Member} | J N L Multi Manager Mid Cap Fund Class I 230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class A C000039497 [Member} | J N L T Rowe Price Value Fund Class I 231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000039497 [Member} | J N L Loomis Sayles Global Growth Fund Class I 232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class A C000039497 [Member} | J N L T Rowe Price Established Growth Fund Class I 233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000039497 [Member} | J N L G Q G Emerging Markets Equity Fund Class I 234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000039497 [Member} | J N L Harris Oakmark Global Equity Fund Class I 235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class A C000039497 [Member} | Total Net Assets 236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
Share Class A C000039497 [Member} | Domestic Equity 240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
Share Class A C000039497 [Member} | International Equity 241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Share Class A C000039497 [Member} | Global Equity 242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class A C000039497 [Member} | Emerging Markets Equity 243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Share Class A C000039497 [Member} | Domestic Fixed Income 244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000039497 [Member} | Alternative 245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000039497 [Member} | Total Net Assets 246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000218198 [Member} | J N L Double Line Total Return Fund Class I 260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Share Class A C000218198 [Member} | J N L Fidelity Institutional Asset Management Total Bond Fund Class I 261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Share Class A C000218198 [Member} | J N L Double Line Core Fixed Income Fund Class I 262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Share Class A C000218198 [Member} | J N L P P M America Total Return Fund Class I 263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class A C000218198 [Member} | J N L P I M C O Income Fund Class I 264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Share Class A C000218198 [Member} | J N L T Rowe Price Capital Appreciation Fund Class I 265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class A C000218198 [Member} | J N L Multi Manager Alternative Fund Class I 266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000218198 [Member} | Jackson Credit Opportunities Fund Class I 267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000218198 [Member} | J N L Lord Abbett Short Duration Income Fund Class I 268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000218198 [Member} | J N L T Rowe Price U S High Yield Fund Class I 269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000218198 [Member} | Total Net Assets 270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
Share Class A C000218198 [Member} | Domestic Fixed Income 274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
Share Class A C000218198 [Member} | Alternative 275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Share Class A C000218198 [Member} | Domestic Equity 276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class A C000218198 [Member} | Domestic Balanced 277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class A C000218198 [Member} | Emerging Markets Fixed Income 278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000218198 [Member} | International Equity 279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000218198 [Member} | Emerging Markets Equity 280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000218198 [Member} | Total Net Assets 281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000039496 [Member} | J N L Multi Manager U S Select Equity Fund Class I 295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class A C000039496 [Member} | J N L W C M Focused International Equity Fund Class I 296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class A C000039496 [Member} | J N L Causeway International Value Select Fund Class I 297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class A C000039496 [Member} | J N L Morningstar Wide Moat Index Fund Class I 298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class A C000039496 [Member} | J N L Multi Manager Mid Cap Fund Class I 299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class A C000039496 [Member} | J N L T Rowe Price Value Fund Class I 300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000039496 [Member} | J N L T Rowe Price Established Growth Fund Class I 301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000039496 [Member} | J N L J P Morgan U S Value Fund Class I 302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000039496 [Member} | J N L W M C Equity Income Fund Class I 303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000039496 [Member} | J N L Double Line Core Fixed Income Fund Class I 304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000039496 [Member} | Total Net Assets 305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
Share Class A C000039496 [Member} | Domestic Equity 309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Share Class A C000039496 [Member} | International Equity 310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Share Class A C000039496 [Member} | Domestic Fixed Income 311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Share Class A C000039496 [Member} | Global Equity 312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Share Class A C000039496 [Member} | Alternative 313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Share Class A C000039496 [Member} | Emerging Markets Equity 314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000039496 [Member} | Emerging Markets Fixed Income 315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000039496 [Member} | Total Net Assets 316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000218212 [Member} | J N L Fidelity Institutional Asset Management Total Bond Fund Class I 330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Share Class A C000218212 [Member} | J N L Double Line Core Fixed Income Fund Class I 331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class A C000218212 [Member} | J N L Double Line Total Return Fund Class I 332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class A C000218212 [Member} | J N L T Rowe Price Capital Appreciation Fund Class I 333 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class A C000218212 [Member} | J N L P P M America Total Return Fund Class I 334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class A C000218212 [Member} | J N L Multi Manager Alternative Fund Class I 335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000218212 [Member} | J N L P I M C O Income Fund Class I 336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000218212 [Member} | J N L Multi Manager U S Select Equity Fund Class I 337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class A C000218212 [Member} | Jackson Credit Opportunities Fund Class I 338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000218212 [Member} | J N L Morningstar Wide Moat Index Fund Class I 339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000218212 [Member} | Total Net Assets 340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Share Class A C000218212 [Member} | Domestic Fixed Income 344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
Share Class A C000218212 [Member} | Domestic Equity 345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Share Class A C000218212 [Member} | Alternative 346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class A C000218212 [Member} | Domestic Balanced 347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class A C000218212 [Member} | International Equity 348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000218212 [Member} | Emerging Markets Equity 349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000218212 [Member} | Global Equity 350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000218212 [Member} | Emerging Markets Fixed Income 351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000218212 [Member} | Total Net Assets 352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000039495 [Member} | J N L Multi Manager U S Select Equity Fund Class I 366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000039495 [Member} | J N L T Rowe Price Capital Appreciation Fund Class I 367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000039495 [Member} | J N L Fidelity Institutional Asset Management Total Bond Fund Class I 368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class A C000039495 [Member} | J N L Double Line Total Return Fund Class I 369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class A C000039495 [Member} | J N L Double Line Core Fixed Income Fund Class I 370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class A C000039495 [Member} | J N L Multi Manager Alternative Fund Class I 371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000039495 [Member} | J N L W C M Focused International Equity Fund Class I 372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000039495 [Member} | J N L Causeway International Value Select Fund Class I 373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000039495 [Member} | J N L Morningstar Wide Moat Index Fund Class I 374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000039495 [Member} | J N L Multi Manager Mid Cap Fund Class I 375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000039495 [Member} | Total Net Assets 376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
Share Class A C000039495 [Member} | Domestic Equity 380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Share Class A C000039495 [Member} | Domestic Fixed Income 381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Share Class A C000039495 [Member} | Alternative 382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Share Class A C000039495 [Member} | International Equity 383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Share Class A C000039495 [Member} | Domestic Balanced 384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000039495 [Member} | Emerging Markets Equity 385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000039495 [Member} | Global Equity 386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000039495 [Member} | Emerging Markets Fixed Income 387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000039495 [Member} | Total Net Assets 388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000111244 [Member} | American Funds Investment Companyof America Fund Class R 6402 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Share Class A C000111244 [Member} | American Funds Insurance Series Growth Fund Class 1403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Share Class A C000111244 [Member} | American Funds Insurance Series Washington Mutual Investors Fund Class 1404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Share Class A C000111244 [Member} | American Funds Insurance Series Global Growth Fund Class 1405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class A C000111244 [Member} | American Funds American Mutual Fund Class R 6406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class A C000111244 [Member} | American Funds Insurance Series The Bond Fundof America Class 1407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class A C000111244 [Member} | American Funds S M A L L C A P World Fund Class R 6408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class A C000111244 [Member} | American Funds Euro Pacific Growth Fund Class R 6409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class A C000111244 [Member} | American Funds International Growthand Income Fund Class R 6410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000111244 [Member} | American Funds New World Fund Class R 6411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000111244 [Member} | Total Net Assets 412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
Share Class A C000111244 [Member} | Domestic Equity 416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
Share Class A C000111244 [Member} | Domestic Fixed Income 417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Share Class A C000111244 [Member} | Global Equity 418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Share Class A C000111244 [Member} | International Equity 419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Share Class A C000111244 [Member} | Emerging Markets Equity 420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000111244 [Member} | Emerging Markets Fixed Income 421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000111244 [Member} | Total Net Assets 422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000111243 [Member} | American Funds Insurance Series The Bond Fundof America Class 1436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Share Class A C000111243 [Member} | American Funds Investment Companyof America Fund Class R 6437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Share Class A C000111243 [Member} | American Funds Insurance Series Washington Mutual Investors Fund Class 1438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Share Class A C000111243 [Member} | American Funds Insurance Series Growth Fund Class 1439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class A C000111243 [Member} | American Funds Strategic Bond Fund Class R 6440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class A C000111243 [Member} | American Funds Mortgage Fund Class R 6441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class A C000111243 [Member} | American Funds American Mutual Fund Class R 6442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class A C000111243 [Member} | American Funds S M A L L C A P World Fund Class R 6443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class A C000111243 [Member} | American Funds Insurance Series Global Growth Fund Class 1444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class A C000111243 [Member} | American Funds Euro Pacific Growth Fund Class R 6445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000111243 [Member} | Total Net Assets 446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
Share Class A C000111243 [Member} | Domestic Equity 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Share Class A C000111243 [Member} | Domestic Fixed Income 451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Share Class A C000111243 [Member} | Global Equity 452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Share Class A C000111243 [Member} | International Equity 453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Share Class A C000111243 [Member} | Emerging Markets Equity 454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000111243 [Member} | Emerging Markets Fixed Income 455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000111243 [Member} | Total Net Assets 456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000004664 [Member} | J N L T Rowe Price Value Fund Class I 470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Share Class A C000004664 [Member} | J N L Clear Bridge Large Cap Growth Fund Class I 471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class A C000004664 [Member} | J N L Black Rock Large Cap Select Growth Fund Class I 472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Share Class A C000004664 [Member} | J N L T Rowe Price Established Growth Fund Class I 473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class A C000004664 [Member} | J N L Causeway International Value Select Fund Class I 474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class A C000004664 [Member} | J N L Invesco Diversified Dividend Fund Class I 475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class A C000004664 [Member} | J N L Invesco Global Growth Fund Class I 476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000004664 [Member} | J N L W M C Value Fund Class I 477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000004664 [Member} | J N L W C M Focused International Equity Fund Class I 478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000004664 [Member} | J N L William Blair International Leaders Fund Class I 479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000004664 [Member} | Total Net Assets 480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.30%
Share Class A C000004664 [Member} | Domestic Equity 484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.40%
Share Class A C000004664 [Member} | International Equity 485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Share Class A C000004664 [Member} | Domestic Fixed Income 486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class A C000004664 [Member} | Global Equity 487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000004664 [Member} | Emerging Markets Equity 488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000004664 [Member} | Emerging Markets Fixed Income 489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000004664 [Member} | Alternative 490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004664 [Member} | Short Term Investments 491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class A C000004664 [Member} | Total Net Assets 492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000004659 [Member} | J N L Double Line Total Return Fund Class I 506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Share Class A C000004659 [Member} | J N L Double Line Core Fixed Income Fund Class I 507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Share Class A C000004659 [Member} | J N L P P M America Total Return Fund Class I 508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Share Class A C000004659 [Member} | J N L J P Morgan U S Government Quality Bond Fund Class I 509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Share Class A C000004659 [Member} | J N L P I M C O Income Fund Class I 510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class A C000004659 [Member} | J N L Fidelity Institutional Asset Management Total Bond Fund Class I 511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class A C000004659 [Member} | J N L P I M C O Investment Grade Credit Bond Fund Class I 512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000004659 [Member} | J N L Neuberger Berman Strategic Income Fund Class I 513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000004659 [Member} | J N L P I M C O Real Return Fund Class I 514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000004659 [Member} | J N L D F A U S Core Equity Fund Class I 515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000004659 [Member} | Total Net Assets 516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.90%
Share Class A C000004659 [Member} | Domestic Fixed Income 520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.70%
Share Class A C000004659 [Member} | Domestic Equity 521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Share Class A C000004659 [Member} | International Equity 522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class A C000004659 [Member} | Global Fixed Income 523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000004659 [Member} | Emerging Markets Fixed Income 524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000004659 [Member} | Alternative 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004659 [Member} | Emerging Markets Equity 526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000004659 [Member} | Short Term Investments 527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class A C000004659 [Member} | Total Net Assets 528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000004663 [Member} | J N L T Rowe Price Value Fund Class I 542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Share Class A C000004663 [Member} | J N L T Rowe Price Established Growth Fund Class I 543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class A C000004663 [Member} | J N L Clear Bridge Large Cap Growth Fund Class I 544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class A C000004663 [Member} | J N L Black Rock Large Cap Select Growth Fund Class I 545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class A C000004663 [Member} | J N L Causeway International Value Select Fund Class I 546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class A C000004663 [Member} | J N L Invesco Diversified Dividend Fund Class I 547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class A C000004663 [Member} | J N L William Blair International Leaders Fund Class I 548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000004663 [Member} | J N L Double Line Total Return Fund Class I 549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000004663 [Member} | J N L W M C Value Fund Class I 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000004663 [Member} | J N L P P M America Total Return Fund Class I 551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000004663 [Member} | Total Net Assets 552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
Share Class A C000004663 [Member} | Domestic Equity 556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Share Class A C000004663 [Member} | Domestic Fixed Income 557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Share Class A C000004663 [Member} | International Equity 558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Share Class A C000004663 [Member} | Global Equity 559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000004663 [Member} | Emerging Markets Fixed Income 560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000004663 [Member} | Emerging Markets Equity 561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004663 [Member} | Alternative 562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004663 [Member} | Short Term Investments 563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class A C000004663 [Member} | Total Net Assets 564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000004660 [Member} | J N L Double Line Total Return Fund Class I 578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Share Class A C000004660 [Member} | J N L P P M America Total Return Fund Class I 579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Share Class A C000004660 [Member} | J N L Double Line Core Fixed Income Fund Class I 580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class A C000004660 [Member} | J N L J P Morgan U S Government Quality Bond Fund Class I 581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class A C000004660 [Member} | J N L P I M C O Investment Grade Credit Bond Fund Class I 582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000004660 [Member} | J N L P I M C O Income Fund Class I 583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class A C000004660 [Member} | J N L T Rowe Price Value Fund Class I 584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class A C000004660 [Member} | J N L T Rowe Price Established Growth Fund Class I 585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000004660 [Member} | J N L Fidelity Institutional Asset Management Total Bond Fund Class I 586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000004660 [Member} | J N L Clear Bridge Large Cap Growth Fund Class I 587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000004660 [Member} | Total Net Assets 588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Share Class A C000004660 [Member} | Domestic Fixed Income 592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Share Class A C000004660 [Member} | Domestic Equity 593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Share Class A C000004660 [Member} | International Equity 594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class A C000004660 [Member} | Emerging Markets Fixed Income 595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000004660 [Member} | Global Fixed Income 596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000004660 [Member} | Alternative 597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004660 [Member} | Emerging Markets Equity 598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000004660 [Member} | Short Term Investments 599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class A C000004660 [Member} | Total Net Assets 600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000004662 [Member} | J N L T Rowe Price Established Growth Fund Class I 614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Share Class A C000004662 [Member} | J N L T Rowe Price Value Fund Class I 615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class A C000004662 [Member} | J N L Clear Bridge Large Cap Growth Fund Class I 616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class A C000004662 [Member} | J N L Double Line Total Return Fund Class I 617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class A C000004662 [Member} | J N L P P M America Total Return Fund Class I 618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000004662 [Member} | J N L J P Morgan U S Government Quality Bond Fund Class I 619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000004662 [Member} | J N L Double Line Core Fixed Income Fund Class I 620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000004662 [Member} | J N L Causeway International Value Select Fund Class I 621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000004662 [Member} | J N L Invesco Diversified Dividend Fund Class I 622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000004662 [Member} | J N L Black Rock Large Cap Select Growth Fund Class I 623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000004662 [Member} | Total Net Assets 624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
Share Class A C000004662 [Member} | Domestic Equity 628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Share Class A C000004662 [Member} | Domestic Fixed Income 629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Share Class A C000004662 [Member} | International Equity 630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Share Class A C000004662 [Member} | Emerging Markets Fixed Income 631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000004662 [Member} | Alternative 632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004662 [Member} | Emerging Markets Equity 633 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004662 [Member} | Global Equity 634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004662 [Member} | Short Term Investments 635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class A C000004662 [Member} | Total Net Assets 636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000218218 [Member} | i Shares Core S P U S Growth E T F 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class A C000218218 [Member} | i Shares Core S P 500 E T F 651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Share Class A C000218218 [Member} | i Shares M S C I Intl Quality Factor E T F 652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Share Class A C000218218 [Member} | i Shares Core S P Mid Cap E T F 653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class A C000218218 [Member} | i Shares Core U S Aggregate Bond E T F 654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class A C000218218 [Member} | i Shares Core Dividend Growth E T F 655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class A C000218218 [Member} | i Shares Morningstar Value E T F 656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class A C000218218 [Member} | i Shares Core M S C I E A F E E T F 657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class A C000218218 [Member} | i Shares M S C I U S A Quality Factor E T F 658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class A C000218218 [Member} | i Shares M B S E T F 659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000218218 [Member} | Total Net Assets 660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.90%
Share Class A C000218218 [Member} | Domestic Equity 664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.20%
Share Class A C000218218 [Member} | Domestic Fixed Income 665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Share Class A C000218218 [Member} | International Equity 666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Share Class A C000218218 [Member} | Emerging Markets Equity 667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000218218 [Member} | Securities Lending Collateral 668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000218218 [Member} | Global Equity 669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000218218 [Member} | Total Net Assets 670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
Share Class A C000218214 [Member} | i Shares Core U S Aggregate Bond E T F 684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Share Class A C000218214 [Member} | i Shares M B S E T F 685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Share Class A C000218214 [Member} | i Shares 510 Year Investment Grade Corporate Bond E T F 686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Share Class A C000218214 [Member} | i Shares Core S P 500 E T F 687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class A C000218214 [Member} | i Shares 05 Year High Yield Corporate Bond E T F 688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class A C000218214 [Member} | i Shares M S C I Intl Quality Factor E T F 689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000218214 [Member} | i Shares Core Dividend Growth E T F 690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000218214 [Member} | i Shares Core S P Mid Cap E T F 691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000218214 [Member} | i Shares Morningstar Value E T F 692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000218214 [Member} | Van Eck Morningstar Wide Moat E T F 693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000218214 [Member} | Total Net Assets 694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.40%
Share Class A C000218214 [Member} | Domestic Fixed Income 698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%
Share Class A C000218214 [Member} | Domestic Equity 699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Share Class A C000218214 [Member} | International Equity 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class A C000218214 [Member} | Emerging Markets Equity 701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000218214 [Member} | Securities Lending Collateral 702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class A C000218214 [Member} | Total Net Assets 703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Share Class A C000218217 [Member} | i Shares Core U S Aggregate Bond E T F 717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Share Class A C000218217 [Member} | i Shares M B S E T F 718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Share Class A C000218217 [Member} | i Shares Core S P U S Growth E T F 719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class A C000218217 [Member} | i Shares Core S P 500 E T F 720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class A C000218217 [Member} | i Shares 510 Year Investment Grade Corporate Bond E T F 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class A C000218217 [Member} | i Shares Core S P Mid Cap E T F 722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class A C000218217 [Member} | i Shares Core Dividend Growth E T F 723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class A C000218217 [Member} | i Shares Morningstar Value E T F 724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000218217 [Member} | i Shares M S C I Intl Quality Factor E T F 725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000218217 [Member} | J N L Government Money Market Fund 531 Class S L 726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000218217 [Member} | Total Net Assets 727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
Share Class A C000218217 [Member} | Domestic Equity 731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Share Class A C000218217 [Member} | Domestic Fixed Income 732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Share Class A C000218217 [Member} | International Equity 733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Share Class A C000218217 [Member} | Securities Lending Collateral 734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000218217 [Member} | Emerging Markets Equity 735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000218217 [Member} | Global Equity 736 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000218217 [Member} | Short Term Investments 737 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000218217 [Member} | Total Net Assets 738 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.90%
Share Class A C000192080 [Member} | Vanguard Total Stock Market E T F 752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Share Class A C000192080 [Member} | Vanguard Value E T F 753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Share Class A C000192080 [Member} | Vanguard F T S E Developed Markets E T F 754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Share Class A C000192080 [Member} | Vanguard Growth E T F 755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class A C000192080 [Member} | Vanguard Dividend Appreciation E T F 756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class A C000192080 [Member} | Vanguard Total Bond Market E T F 757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Share Class A C000192080 [Member} | Vanguard Mortgage Backed Securities E T F 758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class A C000192080 [Member} | Vanguard International Dividend Appreciation E T F 759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000192080 [Member} | Vanguard F T S E Emerging Markets E T F 760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000192080 [Member} | Vanguard Mid Cap E T F 761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000192080 [Member} | Total Net Assets 762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.80%
Share Class A C000192080 [Member} | Domestic Equity 766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Share Class A C000192080 [Member} | International Equity 767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Share Class A C000192080 [Member} | Domestic Fixed Income 768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Share Class A C000192080 [Member} | Emerging Markets Equity 769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000192080 [Member} | Securities Lending Collateral 770 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000192080 [Member} | Emerging Markets Fixed Income 771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000192080 [Member} | Total Net Assets 772 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
Share Class A C000192068 [Member} | Vanguard Total Bond Market E T F 786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Share Class A C000192068 [Member} | Vanguard Mortgage Backed Securities E T F 787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Share Class A C000192068 [Member} | Vanguard Total Stock Market E T F 788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Share Class A C000192068 [Member} | Vanguard Value E T F 789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class A C000192068 [Member} | Vanguard F T S E Developed Markets E T F 790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Share Class A C000192068 [Member} | Vanguard Short Term Corporate Bond E T F 791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class A C000192068 [Member} | Vanguard Intermediate Term Treasury E T F 792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class A C000192068 [Member} | Vanguard Growth E T F 793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class A C000192068 [Member} | J N L Government Money Market Fund 531 Class S L 794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000192068 [Member} | Vanguard Emerging Markets Government Bond E T F 795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class A C000192068 [Member} | Total Net Assets 796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
Share Class A C000192068 [Member} | Domestic Fixed Income 800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Share Class A C000192068 [Member} | Domestic Equity 801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Share Class A C000192068 [Member} | International Equity 802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class A C000192068 [Member} | Securities Lending Collateral 803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000192068 [Member} | Emerging Markets Fixed Income 804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class A C000192068 [Member} | Emerging Markets Equity 805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000192068 [Member} | Short Term Investments 806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000192068 [Member} | Total Net Assets 807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.10%
Share Class A C000192078 [Member} | Vanguard Total Stock Market E T F 821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Share Class A C000192078 [Member} | Vanguard Total Bond Market E T F 822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Share Class A C000192078 [Member} | Vanguard Value E T F 823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Share Class A C000192078 [Member} | Vanguard Mortgage Backed Securities E T F 824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Share Class A C000192078 [Member} | Vanguard F T S E Developed Markets E T F 825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Share Class A C000192078 [Member} | Vanguard Growth E T F 826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class A C000192078 [Member} | Vanguard Dividend Appreciation E T F 827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000192078 [Member} | Vanguard Emerging Markets Government Bond E T F 828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000192078 [Member} | Vanguard Short Term Corporate Bond E T F 829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000192078 [Member} | Vanguard Intermediate Term Treasury E T F 830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000192078 [Member} | Total Net Assets 831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.70%
Share Class A C000192078 [Member} | Domestic Equity 835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Share Class A C000192078 [Member} | Domestic Fixed Income 836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Share Class A C000192078 [Member} | International Equity 837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Share Class A C000192078 [Member} | Emerging Markets Fixed Income 838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000192078 [Member} | Securities Lending Collateral 839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000192078 [Member} | Emerging Markets Equity 840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000192078 [Member} | Total Net Assets 841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
Share Class A C000153487 [Member} | J N L Government Money Market Fund 521 Class I 884 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Share Class A C000153487 [Member} | Meta Platforms Inc Class A 885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000153487 [Member} | United States Long Bond Open Futures Contract 886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000153487 [Member} | Alphabet Inc Class A 887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000153487 [Member} | Amazoncom Inc 888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000153487 [Member} | Hess Corporation 889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000153487 [Member} | Oracle Corporation 890 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000153487 [Member} | Treasury United States Departmentof 511071124891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000153487 [Member} | Treasury United States Departmentof 532090524892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000153487 [Member} | Netflix Inc 893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000153487 [Member} | Total Net Assets 894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Share Class A C000153487 [Member} | Other Short Term Investments 898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Share Class A C000153487 [Member} | Information Technology 899 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Share Class A C000153487 [Member} | Communication Services 900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Share Class A C000153487 [Member} | Derivative Instruments 901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Share Class A C000153487 [Member} | Non U S Government Agency A B S 902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Share Class A C000153487 [Member} | Health Care 903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class A C000153487 [Member} | Consumer Discretionary 904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Share Class A C000153487 [Member} | Financials 905 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Share Class A C000153487 [Member} | Industrials 906 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class A C000153487 [Member} | Materials 907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000153487 [Member} | Other Sectors 908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Share Class A C000153487 [Member} | Total Net Assets 909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	130.90%
Share Class A C000153487 [Member} | Derivative Instruments 911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.40%)
Share Class A C000153487 [Member} | Information Technology 912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
Share Class A C000153487 [Member} | Consumer Discretionary 913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
Share Class A C000153487 [Member} | Investment Companies 914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Share Class A C000153487 [Member} | Other Short Term Investments 915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
Share Class A C000153487 [Member} | Industrials 916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
Share Class A C000153487 [Member} | Health Care 917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
Share Class A C000153487 [Member} | Financials 918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Share Class A C000153487 [Member} | Materials 919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Share Class A C000153487 [Member} | Communication Services 920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Share Class A C000153487 [Member} | Other Sectors 921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Share Class A C000153487 [Member} | Total Net Assets 922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(37.90%)
Share Class A C000153487 [Member} | Common Stocks 856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%
Share Class A C000153487 [Member} | Corporate Bonds And Notes 857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Share Class A C000153487 [Member} | Other Short Term Investments 858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Share Class A C000153487 [Member} | Non U S Government Agency Asset Backed Securities 859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Share Class A C000153487 [Member} | Open Futures Contracts 860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class A C000153487 [Member} | Contracts For Difference 861 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000153487 [Member} | Government And Agency Obligations 862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000153487 [Member} | Total Return Swap Agreements 863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000153487 [Member} | Open Forward Foreign Currency Contracts 864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000153487 [Member} | Other Equity Interests 865 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000153487 [Member} | Other Asset Classes 866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000153487 [Member} | Total Net Assets 867 [Member]
Holdings [Line Items]
Percent of Net Asset Value	130.90%
Share Class A C000153487 [Member} | Common Stocks 869 [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(19.10%)
Share Class A C000153487 [Member} | Total Net Assets 879 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(37.90%)
Share Class A C000029600 [Member} | Taiwan Semiconductor Manufacturing Company Limited 936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class A C000029600 [Member} | Samsung Electronics Co Ltd 937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000029600 [Member} | I C I C I Bank Limited 938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000029600 [Member} | S K Hynix Inc 939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000029600 [Member} | Baltic Classifieds Group P L C 940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000029600 [Member} | Media Tek Inc 941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000029600 [Member} | J N L Government Money Market Fund 521 Class I 942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000029600 [Member} | Naspers Limited Class N 943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000029600 [Member} | Grupa Pracuj Spolka Akcyjna 944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000029600 [Member} | N U Holdings Ltd Class A 945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000029600 [Member} | Total Net Assets 946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Share Class A C000029600 [Member} | Information Technology 970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Share Class A C000029600 [Member} | Financials 971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Share Class A C000029600 [Member} | Industrials 972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Share Class A C000029600 [Member} | Consumer Discretionary 973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Share Class A C000029600 [Member} | Communication Services 974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class A C000029600 [Member} | Consumer Staples 975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000029600 [Member} | Energy 976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000029600 [Member} | Materials 977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000029600 [Member} | Utilities 978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000029600 [Member} | Health Care 979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000029600 [Member} | Other Sectors 980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000029600 [Member} | Total Net Assets 981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Share Class A C000029600 [Member} | Derivative Instruments 983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000029600 [Member} | Total Net Assets 984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000029600 [Member} | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Share Class A C000029600 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Share Class A C000029600 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Share Class A C000029600 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class A C000029600 [Member} | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Share Class A C000029600 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000029600 [Member} | POLAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000029600 [Member} | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000029600 [Member} | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000029600 [Member} | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000029600 [Member} | Other Countries 960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Share Class A C000029600 [Member} | Total Net Assets 961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Share Class A C000029600 [Member} | HONG KONG
Holdings [Line Items]
Percent of Total Short Exposure	0.00%
Share Class A C000029600 [Member} | Total Net Assets 964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000202637 [Member} | J N L Government Money Market Fund 521 Class I 996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000202637 [Member} | Hypoport S E Class N 997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000202637 [Member} | Games Workshop Group P L C 998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000202637 [Member} | Global Unichip Corp 999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000202637 [Member} | Bper Banca S P A 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000202637 [Member} | Birlasoft Solutions Ltda 1001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000202637 [Member} | A S P E E D Technology Inc 1002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000202637 [Member} | Unipol Gruppo Sp A 1003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000202637 [Member} | Addtech A B Class B 1004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000202637 [Member} | Celestica Inc 1005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000202637 [Member} | Total Net Assets 1006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class A C000202637 [Member} | Information Technology 1027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Share Class A C000202637 [Member} | Industrials 1028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Share Class A C000202637 [Member} | Financials 1029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Share Class A C000202637 [Member} | Consumer Discretionary 1030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class A C000202637 [Member} | Communication Services 1031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class A C000202637 [Member} | Health Care 1032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000202637 [Member} | Energy 1033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000202637 [Member} | Materials 1034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000202637 [Member} | Utilities 1035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000202637 [Member} | Real Estate 1036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000202637 [Member} | Other Sectors 1037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000202637 [Member} | Total Net Assets 1038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class A C000202637 [Member} | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000202637 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Share Class A C000202637 [Member} | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000202637 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Share Class A C000202637 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class A C000202637 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class A C000202637 [Member} | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000202637 [Member} | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000202637 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000202637 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000202637 [Member} | Other Countries 1020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Share Class A C000202637 [Member} | Total Net Assets 1021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class A C000172890 [Member} | J N L Government Money Market Fund 521 Class I 1050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000172890 [Member} | Fair Isaac Corporation 1051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000172890 [Member} | The Clorox Company 1052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000172890 [Member} | Dentsply Sirona Inc 1053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000172890 [Member} | Celsius Holdings Inc 1054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000172890 [Member} | c 3 M Company 1055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000172890 [Member} | Henkel A G Co K Ga A 1056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000172890 [Member} | Freshpet Inc 1057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000172890 [Member} | Mettler Toledo International Inc 1058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000172890 [Member} | Mc Cormick Company Incorporated 1059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000172890 [Member} | Total Net Assets 1060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Share Class A C000172890 [Member} | Industrials 1064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Share Class A C000172890 [Member} | Information Technology 1065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Share Class A C000172890 [Member} | Health Care 1066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Share Class A C000172890 [Member} | Financials 1067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Share Class A C000172890 [Member} | Consumer Staples 1068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Share Class A C000172890 [Member} | Consumer Discretionary 1069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Share Class A C000172890 [Member} | Utilities 1070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000172890 [Member} | Other Short Term Investments 1071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000172890 [Member} | Materials 1072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000172890 [Member} | Real Estate 1073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000172890 [Member} | Other Sectors 1074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000172890 [Member} | Total Net Assets 1075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000004683 [Member} | J N L Government Money Market Fund 521 Class I 1089 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000004683 [Member} | Ryan Specialty Group Holdings Inc Class A 1090 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000004683 [Member} | Saia Inc 1091 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000004683 [Member} | Indie Semiconductor Inc Class A 1092 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000004683 [Member} | Fair Isaac Corporation 1093 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000004683 [Member} | Shift 4 Payments L L C Class A 1094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000004683 [Member} | n Cino Op Co Inc 1095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000004683 [Member} | Ollies Bargain Outlet Holdings Inc 1096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000004683 [Member} | Chart Industries Inc 1097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000004683 [Member} | S P S Commerce Inc 1098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000004683 [Member} | Total Net Assets 1099 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Share Class A C000004683 [Member} | Information Technology 1103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Share Class A C000004683 [Member} | Industrials 1104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Share Class A C000004683 [Member} | Health Care 1105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Share Class A C000004683 [Member} | Financials 1106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Share Class A C000004683 [Member} | Consumer Discretionary 1107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Share Class A C000004683 [Member} | Communication Services 1108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000004683 [Member} | Consumer Staples 1109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000004683 [Member} | Other Short Term Investments 1110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000004683 [Member} | Energy 1111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000004683 [Member} | Materials 1112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004683 [Member} | Other Sectors 1113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000004683 [Member} | Total Net Assets 1114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Share Class A C000004705 [Member} | J N L Government Money Market Fund 521 Class I 1128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000004705 [Member} | White Mountains Insurance Group Ltd 1129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000004705 [Member} | Air Lease Corporation Class A 1130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004705 [Member} | A C I Worldwide Inc 1131 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004705 [Member} | Element Solutions Inc 1132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004705 [Member} | Hillman Solutions Corp Class A 1133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004705 [Member} | Addus Home Care Corporation 1134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000004705 [Member} | A Pi Group Corp 1135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000004705 [Member} | Vm Consolidated Inc Class A 1136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000004705 [Member} | Wintrust Financial Corporation 1137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000004705 [Member} | Total Net Assets 1138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Share Class A C000004705 [Member} | Industrials 1142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Share Class A C000004705 [Member} | Financials 1143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Share Class A C000004705 [Member} | Consumer Discretionary 1144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Share Class A C000004705 [Member} | Health Care 1145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Share Class A C000004705 [Member} | Information Technology 1146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class A C000004705 [Member} | Consumer Staples 1147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class A C000004705 [Member} | Real Estate 1148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000004705 [Member} | Energy 1149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000004705 [Member} | Materials 1150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000004705 [Member} | Utilities 1151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000004705 [Member} | Other Sectors 1152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000004705 [Member} | Total Net Assets 1153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class A C000239073 [Member} | N V I D I A Corporation 1167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class A C000239073 [Member} | Amazoncom Inc 1168 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class A C000239073 [Member} | Microsoft Corporation 1169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class A C000239073 [Member} | Meta Platforms Inc Class A 1170 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class A C000239073 [Member} | Eli Lillyand Company 1171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class A C000239073 [Member} | Visa Inc Class A 1172 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000239073 [Member} | App Lovin Corporation Class A 1173 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000239073 [Member} | Broadcom Inc 1174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000239073 [Member} | Mc Kesson Corporation 1175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000239073 [Member} | Novo Nordisk A S 1176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000239073 [Member} | Total Net Assets 1177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Share Class A C000239073 [Member} | Information Technology 1181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Share Class A C000239073 [Member} | Health Care 1182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Share Class A C000239073 [Member} | Communication Services 1183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Share Class A C000239073 [Member} | Industrials 1184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class A C000239073 [Member} | Consumer Staples 1185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class A C000239073 [Member} | Financials 1186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Share Class A C000239073 [Member} | Consumer Discretionary 1187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class A C000239073 [Member} | Utilities 1188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000239073 [Member} | Energy 1189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000239073 [Member} | Materials 1190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class A C000239073 [Member} | Other Sectors 1191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class A C000239073 [Member} | Total Net Assets 1192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Share Class A C000234521 [Member} | U S D G B P Open Forward Foreign Currency Contract 1206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class A C000234521 [Member} | N V I D I A Corporation 1207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000234521 [Member} | Microsoft Corporation 1208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000234521 [Member} | Waste Management Inc 1209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000234521 [Member} | Visa Inc Class A 1210 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000234521 [Member} | Taiwan Semiconductor Manufacturing Company Limited 1211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000234521 [Member} | Next Era Energy Inc 1212 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000234521 [Member} | Flex Ltd 1213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000234521 [Member} | Adobe Inc 1214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000234521 [Member} | A S M L Holding N V 1215 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000234521 [Member} | Total Net Assets 1216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Share Class A C000234521 [Member} | Information Technology 1250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Share Class A C000234521 [Member} | Industrials 1251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Share Class A C000234521 [Member} | Health Care 1252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Share Class A C000234521 [Member} | Financials 1253 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Share Class A C000234521 [Member} | Derivative Instruments 1254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Share Class A C000234521 [Member} | Consumer Staples 1255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000234521 [Member} | Utilities 1256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000234521 [Member} | Consumer Discretionary 1257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000234521 [Member} | Other Short Term Investments 1258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class A C000234521 [Member} | Energy 1259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000234521 [Member} | Total Net Assets 1260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.10%
Share Class A C000234521 [Member} | Derivative Instruments 1262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Share Class A C000234521 [Member} | Total Net Assets 1263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Share Class A C000234521 [Member} | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000234521 [Member} | CHINA
Holdings [Line Items]
Percent of Total Short Exposure	(2.80%)
Share Class A C000234521 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000234521 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000234521 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.10%
Share Class A C000234521 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Percent of Total Short Exposure	(3.60%)
Share Class A C000234521 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Share Class A C000234521 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000234521 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000234521 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000234521 [Member} | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000234521 [Member} | Other Countries 1232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class A C000234521 [Member} | Total Net Assets 1233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.10%
Share Class A C000234521 [Member} | Total Net Assets 1246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Share Class A C000210327 [Member} | J N L Government Money Market Fund 521 Class I 1277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000210327 [Member} | S P 500 Index Open Futures Contract 1278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000210327 [Member} | Vertex Pharmaceuticals Incorporated 1279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000210327 [Member} | Costco Wholesale Corporation 1280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000210327 [Member} | Eli Lillyand Company 1281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000210327 [Member} | Meta Platforms Inc Class A 1282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000210327 [Member} | Walmart Inc 1283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000210327 [Member} | Alphabet Inc Class A 1284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000210327 [Member} | Mc Kesson Corporation 1285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000210327 [Member} | T Mobile U S Inc 1286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000210327 [Member} | Total Net Assets 1287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Share Class A C000210327 [Member} | Health Care 1291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Share Class A C000210327 [Member} | Consumer Staples 1292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Share Class A C000210327 [Member} | Financials 1293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Share Class A C000210327 [Member} | Industrials 1294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Share Class A C000210327 [Member} | Information Technology 1295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class A C000210327 [Member} | Consumer Discretionary 1296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Share Class A C000210327 [Member} | Communication Services 1297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class A C000210327 [Member} | Energy 1298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000210327 [Member} | Other Short Term Investments 1299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000210327 [Member} | Derivative Instruments 1300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000210327 [Member} | Other Sectors 1301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000210327 [Member} | Total Net Assets 1302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
Share Class A C000192070 [Member} | Mercado Libre Inc 1316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class A C000192070 [Member} | A S M L Holding N V 1317 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class A C000192070 [Member} | Taiwan Semiconductor Manufacturing Company Limited 1318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class A C000192070 [Member} | Spotify Technology S A 1319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class A C000192070 [Member} | N V I D I A Corporation 1320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000192070 [Member} | Adyen N V 1321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000192070 [Member} | Atlas Copco Aktiebolag Class A 1322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000192070 [Member} | Pinduoduo 1323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000192070 [Member} | Ferrari N V 1324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000192070 [Member} | Coupang Inc Class A 1325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000192070 [Member} | Total Net Assets 1326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Share Class A C000192070 [Member} | Consumer Discretionary 1347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Share Class A C000192070 [Member} | Information Technology 1348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Share Class A C000192070 [Member} | Financials 1349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Share Class A C000192070 [Member} | Health Care 1350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Share Class A C000192070 [Member} | Industrials 1351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Share Class A C000192070 [Member} | Communication Services 1352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Share Class A C000192070 [Member} | Consumer Staples 1353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000192070 [Member} | Materials 1354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000192070 [Member} | Other Short Term Investments 1355 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class A C000192070 [Member} | Securities Lending Collateral 1356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class A C000192070 [Member} | Total Net Assets 1357 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Share Class A C000192070 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Share Class A C000192070 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class A C000192070 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Share Class A C000192070 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000192070 [Member} | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Share Class A C000192070 [Member} | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000192070 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Share Class A C000192070 [Member} | Argentina 1334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class A C000192070 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000192070 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000192070 [Member} | Other Countries 1340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Share Class A C000192070 [Member} | Total Net Assets 1341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Share Class A C000225792 [Member} | N V I D I A Corporation 1369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class A C000225792 [Member} | Amazoncom Inc 1370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class A C000225792 [Member} | The Trade Desk Inc Class A 1371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Share Class A C000225792 [Member} | Meta Platforms Inc Class A 1372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class A C000225792 [Member} | Netflix Inc 1373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000225792 [Member} | Shopify Inc Class A 1374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000225792 [Member} | Moderna Inc 1375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000225792 [Member} | Tesla Inc 1376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000225792 [Member} | Door Dash Inc Class A 1377 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000225792 [Member} | Cloudflare Inc Class A 1378 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000225792 [Member} | Total Net Assets 1379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Share Class A C000225792 [Member} | Information Technology 1383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Share Class A C000225792 [Member} | Consumer Discretionary 1384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Share Class A C000225792 [Member} | Communication Services 1385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Share Class A C000225792 [Member} | Health Care 1386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Share Class A C000225792 [Member} | Financials 1387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000225792 [Member} | Industrials 1388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000225792 [Member} | Real Estate 1389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000225792 [Member} | Securities Lending Collateral 1390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000225792 [Member} | Other Short Term Investments 1391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class A C000225792 [Member} | Consumer Staples 1392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000225792 [Member} | Other Sectors 1393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class A C000225792 [Member} | Total Net Assets 1394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
Share Class A C000090917 [Member} | U S S O F R Interest Rate Swap Agreement 1431 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Share Class A C000090917 [Member} | United States 5 Year Note Open Futures Contract 1432 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Share Class A C000090917 [Member} | J N L Government Money Market Fund 521 Class I 1433 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Share Class A C000090917 [Member} | U S S O F R Interest Rate Swap Agreement 1434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Share Class A C000090917 [Member} | U S S O F R Interest Rate Swap Agreement 1435 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class A C000090917 [Member} | U S S O F R Interest Rate Swap Agreement 1436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class A C000090917 [Member} | U S S O F R Interest Rate Swap Agreement 1437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class A C000090917 [Member} | Sterling Overnight Index Average Rate Interest Rate Swap Agreement 1438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class A C000090917 [Member} | Euro B O B L Open Futures Contract 1439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000090917 [Member} | Microsoft Corporation 1440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000090917 [Member} | Total Net Assets 1441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
Share Class A C000090917 [Member} | Derivative Instruments 1475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	118.60%
Share Class A C000090917 [Member} | Information Technology 1476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Share Class A C000090917 [Member} | Financials 1477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Share Class A C000090917 [Member} | Other Short Term Investments 1478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Share Class A C000090917 [Member} | Consumer Discretionary 1479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Share Class A C000090917 [Member} | Health Care 1480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Share Class A C000090917 [Member} | Industrials 1481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class A C000090917 [Member} | Communication Services 1482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000090917 [Member} | Government Securities 1483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000090917 [Member} | Energy 1484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000090917 [Member} | Other Sectors 1485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Share Class A C000090917 [Member} | Total Net Assets 1486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	219.20%
Share Class A C000090917 [Member} | Derivative Instruments 1488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(79.80%)
Share Class A C000090917 [Member} | Total Net Assets 1489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(79.80%)
Share Class A C000090917 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000090917 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	148.60%
Share Class A C000090917 [Member} | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000090917 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class A C000090917 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Share Class A C000090917 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000090917 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Share Class A C000090917 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000090917 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000090917 [Member} | Multi National 1452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000090917 [Member} | Other Countries 1457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Share Class A C000090917 [Member} | Total Net Assets 1458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	219.20%
Share Class A C000090917 [Member} | Total Net Assets 1471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(79.80%)
Share Class A C000090917 [Member} | Interest Rate Swap Agreements 1409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.60%
Share Class A C000090917 [Member} | Common Stocks 1410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Share Class A C000090917 [Member} | Open Futures Contracts 1411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Share Class A C000090917 [Member} | Other Short Term Investments 1412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class A C000090917 [Member} | Open Forward Foreign Currency Contracts 1413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Share Class A C000090917 [Member} | Corporate Bonds And Notes 1414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class A C000090917 [Member} | Government And Agency Obligations 1415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Share Class A C000090917 [Member} | Non U S Government Agency Asset Backed Securities 1416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000090917 [Member} | Senior Floating Rate Instruments 1417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000090917 [Member} | Investment Companies 1418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000090917 [Member} | Other Asset Classes 1419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000090917 [Member} | Total Net Assets 1420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	219.20%
Share Class A C000090917 [Member} | Open Futures Contracts 1422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(48.70%)
Share Class A C000090917 [Member} | Open Forward Foreign Currency Contracts 1423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.40%)
Share Class A C000090917 [Member} | Interest Rate Swap Agreements 1424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
Share Class A C000090917 [Member} | Contracts For Difference 1425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
Share Class A C000090917 [Member} | Credit Default Swap Agreements 1426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Share Class A C000090917 [Member} | Option Contracts 1427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Share Class A C000090917 [Member} | Total Net Assets 1428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(79.80%)
Share Class A C000039480 [Member} | Shell P L C Class A 1503 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class A C000039480 [Member} | Exxon Mobil Corporation 1504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class A C000039480 [Member} | B P P L C 1505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000039480 [Member} | Total Energies S E 1506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000039480 [Member} | Smurfit Kappa Funding Designated Activity Company 1507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000039480 [Member} | J N L Government Money Market Fund 531 Class S L 1508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000039480 [Member} | Wheaton Precious Metals Corp 1509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000039480 [Member} | Rio Tinto P L C 1510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000039480 [Member} | Nutrien Ltd 1511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000039480 [Member} | Glencore P L C 1512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000039480 [Member} | Total Net Assets 1513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Share Class A C000039480 [Member} | Materials 1532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
Share Class A C000039480 [Member} | Energy 1533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Share Class A C000039480 [Member} | Securities Lending Collateral 1534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000039480 [Member} | Consumer Staples 1535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000039480 [Member} | Other Short Term Investments 1536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000039480 [Member} | Total Net Assets 1537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.50%
Share Class A C000039480 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Share Class A C000039480 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Share Class A C000039480 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Share Class A C000039480 [Member} | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000039480 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000039480 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000039480 [Member} | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000039480 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000039480 [Member} | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000039480 [Member} | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000039480 [Member} | Other Countries 1527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000039480 [Member} | Total Net Assets 1528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.50%
Share Class A C000004653 [Member} | N V I D I A Corporation 1551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Share Class A C000004653 [Member} | Microsoft Corporation 1552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class A C000004653 [Member} | Amazoncom Inc 1553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Share Class A C000004653 [Member} | Apple Inc 1554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class A C000004653 [Member} | Meta Platforms Inc Class A 1555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000004653 [Member} | Broadcom Inc 1556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000004653 [Member} | Alphabet Inc Class A 1557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000004653 [Member} | Intuit Inc 1558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000004653 [Member} | Eli Lillyand Company 1559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000004653 [Member} | A S M L Holding N V 1560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000004653 [Member} | Total Net Assets 1561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
Share Class A C000004653 [Member} | Information Technology 1565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Share Class A C000004653 [Member} | Consumer Discretionary 1566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Share Class A C000004653 [Member} | Communication Services 1567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Share Class A C000004653 [Member} | Health Care 1568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Share Class A C000004653 [Member} | Financials 1569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class A C000004653 [Member} | Industrials 1570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000004653 [Member} | Real Estate 1571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000004653 [Member} | Materials 1572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000004653 [Member} | Other Short Term Investments 1573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class A C000004653 [Member} | Total Net Assets 1574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Share Class A C000004631 [Member} | Rolls Royce Holdings P L C 1588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000004631 [Member} | Samsung Electronics Co Ltd 1589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000004631 [Member} | Barclays P L C 1590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000004631 [Member} | Alstom 1591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000004631 [Member} | Shell P L C Class A 1592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000004631 [Member} | Roche Holding A G 1593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000004631 [Member} | B P P L C 1594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000004631 [Member} | Kering 1595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000004631 [Member} | Prudential Public Limited Company 1596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000004631 [Member} | Enel Sp A 1597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000004631 [Member} | Total Net Assets 1598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Share Class A C000004631 [Member} | Industrials 1622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Share Class A C000004631 [Member} | Financials 1623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Share Class A C000004631 [Member} | Information Technology 1624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Share Class A C000004631 [Member} | Health Care 1625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Share Class A C000004631 [Member} | Consumer Staples 1626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Share Class A C000004631 [Member} | Energy 1627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class A C000004631 [Member} | Consumer Discretionary 1628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class A C000004631 [Member} | Utilities 1629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000004631 [Member} | Materials 1630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000004631 [Member} | Communication Services 1631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000004631 [Member} | Other Sectors 1632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000004631 [Member} | Total Net Assets 1633 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Share Class A C000004631 [Member} | Derivative Instruments 1635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000004631 [Member} | Total Net Assets 1636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000004631 [Member} | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000004631 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Share Class A C000004631 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Share Class A C000004631 [Member} | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000004631 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Share Class A C000004631 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000004631 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000004631 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Share Class A C000004631 [Member} | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000004631 [Member} | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000004631 [Member} | Other Countries 1612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class A C000004631 [Member} | Total Net Assets 1613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Share Class A C000004631 [Member} | Total Net Assets 1616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000192056 [Member} | N V I D I A Corporation 1648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class A C000192056 [Member} | Amazoncom Inc 1649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Share Class A C000192056 [Member} | Microsoft Corporation 1650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Share Class A C000192056 [Member} | Meta Platforms Inc Class A 1651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class A C000192056 [Member} | Apple Inc 1652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000192056 [Member} | Visa Inc Class A 1653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000192056 [Member} | Netflix Inc 1654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000192056 [Member} | United Health Group Incorporated 1655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000192056 [Member} | Intuitive Surgical Inc 1656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000192056 [Member} | Palo Alto Networks Inc 1657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000192056 [Member} | Total Net Assets 1658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Share Class A C000192056 [Member} | Information Technology 1662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Share Class A C000192056 [Member} | Health Care 1663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Share Class A C000192056 [Member} | Communication Services 1664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class A C000192056 [Member} | Consumer Discretionary 1665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Share Class A C000192056 [Member} | Financials 1666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class A C000192056 [Member} | Industrials 1667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Share Class A C000192056 [Member} | Consumer Staples 1668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000192056 [Member} | Real Estate 1669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000192056 [Member} | Materials 1670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000192056 [Member} | Other Short Term Investments 1671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000192056 [Member} | Other Sectors 1672 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000192056 [Member} | Total Net Assets 1673 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Share Class A C000210331 [Member} | Novo Nordisk A S Class B 1687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000210331 [Member} | Total Energies S E 1688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000210331 [Member} | Shell P L C Class A 1689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000210331 [Member} | Toyota Motor Corporation 1690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000210331 [Member} | Nestle S A Class N 1691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class A C000210331 [Member} | J N L Government Money Market Fund 531 Class S L 1692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class A C000210331 [Member} | Novartis A G Class N 1693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class A C000210331 [Member} | A S M L Holding N V 1694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class A C000210331 [Member} | B P P L C 1695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000210331 [Member} | Roche Holding A G 1696 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000210331 [Member} | Total Net Assets 1697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class A C000210331 [Member} | Financials 1718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Share Class A C000210331 [Member} | Industrials 1719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Share Class A C000210331 [Member} | Consumer Discretionary 1720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Share Class A C000210331 [Member} | Materials 1721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Share Class A C000210331 [Member} | Energy 1722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Share Class A C000210331 [Member} | Health Care 1723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class A C000210331 [Member} | Consumer Staples 1724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class A C000210331 [Member} | Information Technology 1725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class A C000210331 [Member} | Communication Services 1726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000210331 [Member} | Utilities 1727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000210331 [Member} | Other Sectors 1728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000210331 [Member} | Total Net Assets 1729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Share Class A C000210331 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Share Class A C000210331 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Share Class A C000210331 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class A C000210331 [Member} | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000210331 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000210331 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class A C000210331 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000210331 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Share Class A C000210331 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000210331 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class A C000210331 [Member} | Other Countries 1711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Share Class A C000210331 [Member} | Total Net Assets 1712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Share Class A C000004672 [Member} | N V I D I A Corporation 1741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000004672 [Member} | Apple Inc 1742 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000004672 [Member} | Microsoft Corporation 1743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000004672 [Member} | Amazoncom Inc 1744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000004672 [Member} | Meta Platforms Inc Class A 1745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000004672 [Member} | Alphabet Inc Class A 1746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004672 [Member} | Alphabet Inc Class C 1747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000004672 [Member} | Eli Lillyand Company 1748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000004672 [Member} | J P Morgan Chase Co 1749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000004672 [Member} | Exxon Mobil Corporation 1750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000004672 [Member} | Total Net Assets 1751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Share Class A C000004672 [Member} | Information Technology 1755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Share Class A C000004672 [Member} | Financials 1756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Share Class A C000004672 [Member} | Industrials 1757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Share Class A C000004672 [Member} | Consumer Discretionary 1758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Share Class A C000004672 [Member} | Health Care 1759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class A C000004672 [Member} | Communication Services 1760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class A C000004672 [Member} | Consumer Staples 1761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class A C000004672 [Member} | Energy 1762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class A C000004672 [Member} | Materials 1763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000004672 [Member} | Utilities 1764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000004672 [Member} | Other Sectors 1765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000004672 [Member} | Total Net Assets 1766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000218178 [Member} | Abercrombie Fitch Co Class A 1780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class A C000218178 [Member} | J N L Government Money Market Fund 531 Class S L 1781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class A C000218178 [Member} | elf Beauty Inc 1782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class A C000218178 [Member} | Onto Innovation Inc 1783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class A C000218178 [Member} | Fabrinet 1784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class A C000218178 [Member} | Gap Inc The 1785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class A C000218178 [Member} | Sprouts Farmers Market Inc 1786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class A C000218178 [Member} | Evercore Inc Class A 1787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class A C000218178 [Member} | Coca Cola Consolidated Inc 1788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class A C000218178 [Member} | H R Block Inc 1789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class A C000218178 [Member} | Total Net Assets 1790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000218178 [Member} | Industrials 1794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Share Class A C000218178 [Member} | Financials 1795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Share Class A C000218178 [Member} | Consumer Discretionary 1796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Share Class A C000218178 [Member} | Information Technology 1797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Share Class A C000218178 [Member} | Health Care 1798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class A C000218178 [Member} | Energy 1799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class A C000218178 [Member} | Materials 1800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class A C000218178 [Member} | Consumer Staples 1801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000218178 [Member} | Communication Services 1802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000218178 [Member} | Utilities 1803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000218178 [Member} | Other Sectors 1804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000218178 [Member} | Total Net Assets 1805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Share Class A C000004643 [Member} | United States 2 Year Note Open Futures Contract 1835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Share Class A C000004643 [Member} | Treasury United States Departmentof 0881115301836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000004643 [Member} | Treasury United States Departmentof 1130815401837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000004643 [Member} | J N L Government Money Market Fund 521 Class I 1838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000004643 [Member} | Treasury United States Departmentof 1880215411839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000004643 [Member} | Treasury United States Departmentof 0630515301840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000004643 [Member} | Treasury United States Departmentof 0630815301841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000004643 [Member} | Treasury United States Departmentof 0750131281842 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000004643 [Member} | Treasury United States Departmentof 1750815411843 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000004643 [Member} | Treasury United States Departmentof 5311001241844 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000004643 [Member} | Total Net Assets 1845 [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.70%
Share Class A C000004643 [Member} | Open Futures Contracts 1820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
Share Class A C000004643 [Member} | Government And Agency Obligations 1821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Share Class A C000004643 [Member} | Corporate Bonds And Notes 1822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Share Class A C000004643 [Member} | Non U S Government Agency Asset Backed Securities 1823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Share Class A C000004643 [Member} | Other Short Term Investments 1824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000004643 [Member} | Senior Floating Rate Instruments 1825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000004643 [Member} | Open Forward Foreign Currency Contracts 1826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class A C000004643 [Member} | Common Stocks 1827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000004643 [Member} | Warrants 1828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000004643 [Member} | Total Net Assets 1829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	154.80%
Share Class A C000004643 [Member} | Open Futures Contracts 1831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Share Class A C000004643 [Member} | Total Net Assets 1832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Share Class A C000166582 [Member} | Gobierno Federaldelos Estados Unidos Mexicanos 6340504531866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000166582 [Member} | Banco Internacional Del Peru S A A Interbank 4000708301867 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000166582 [Member} | C E M E X S A Bde C V 5131868 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000166582 [Member} | Guara Norte Sarl 5200615341869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000166582 [Member} | Bancolombia S A 4631218291870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000166582 [Member} | Departamento Administrativo De La Presidencia De La Republica 5000615451871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000166582 [Member} | United Overseas Bank Limited 1750316311872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000166582 [Member} | B B V A Bancomer S A Institucionde Banca Multiple Grupo Financiero B B V A Bancomer 5130118331873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000166582 [Member} | Minejesa Capital B V 5630810371874 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000166582 [Member} | Empresas Publicasde Medellin E S P 4250718291875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000166582 [Member} | Total Net Assets 1876 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Share Class A C000166582 [Member} | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Share Class A C000166582 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Share Class A C000166582 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000166582 [Member} | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Share Class A C000166582 [Member} | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class A C000166582 [Member} | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Share Class A C000166582 [Member} | PERU
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Share Class A C000166582 [Member} | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000166582 [Member} | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000166582 [Member} | PANAMA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000166582 [Member} | Other Countries 1892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Share Class A C000166582 [Member} | Total Net Assets 1893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Share Class A C000166582 [Member} | Corporate Bonds And Notes 1860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
Share Class A C000166582 [Member} | Government And Agency Obligations 1861 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Share Class A C000166582 [Member} | Other Short Term Investments 1862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000166582 [Member} | Total Net Assets 1863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Share Class A C000159263 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 1916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class A C000159263 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 1917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class A C000159263 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 1918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class A C000159263 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 1919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000159263 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 1920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000159263 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 1921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000159263 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 1922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000159263 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 1923 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000159263 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 1924 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000159263 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 1925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000159263 [Member} | Total Net Assets 1926 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Share Class A C000159263 [Member} | Total Return Swap Agreements 1906 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Share Class A C000159263 [Member} | Non U S Government Agency Asset Backed Securities 1907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Share Class A C000159263 [Member} | Government And Agency Obligations 1908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Share Class A C000159263 [Member} | Corporate Bonds And Notes 1909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Share Class A C000159263 [Member} | Other Short Term Investments 1910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Share Class A C000159263 [Member} | Senior Floating Rate Instruments 1911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000159263 [Member} | Common Stocks 1912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000159263 [Member} | Total Net Assets 1913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	199.30%
Share Class A C000218180 [Member} | United States 2 Year Note Open Futures Contract 1951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Share Class A C000218180 [Member} | United States 5 Year Note Open Futures Contract 1952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Share Class A C000218180 [Member} | J N L Government Money Market Fund 521 Class I 1953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000218180 [Member} | Federal National Mortgage Association Inc 2630401321954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000218180 [Member} | Treasury United States Departmentof 1880215411955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000218180 [Member} | Treasury United States Departmentof 1130815401956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000218180 [Member} | Treasury United States Departmentof 1381115401957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000218180 [Member} | Treasury United States Departmentof 0750331261958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000218180 [Member} | Government National Mortgage Association 2500820511959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000218180 [Member} | Federal Home Loan Mortgage Corporation 6000301541960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000218180 [Member} | Total Net Assets 1961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
Share Class A C000218180 [Member} | Government And Agency Obligations 1941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
Share Class A C000218180 [Member} | Open Futures Contracts 1942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
Share Class A C000218180 [Member} | Non U S Government Agency Asset Backed Securities 1943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
Share Class A C000218180 [Member} | Other Short Term Investments 1944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000218180 [Member} | Total Net Assets 1945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	154.90%
Share Class A C000218180 [Member} | Open Futures Contracts 1947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class A C000218180 [Member} | Total Net Assets 1948 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class A C000004648 [Member} | United States 5 Year Note Open Futures Contract 1997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class A C000004648 [Member} | Treasury United States Departmentof 3500215331998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class A C000004648 [Member} | J N L Government Money Market Fund 521 Class I 1999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000004648 [Member} | Federal National Mortgage Association Inc 2000815542000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000004648 [Member} | Treasury United States Departmentof 4001031292001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000004648 [Member} | Treasury United States Departmentof 4250215542002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000004648 [Member} | Treasury United States Departmentof 4250228312003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000004648 [Member} | Treasury United States Departmentof 2250215522004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004648 [Member} | Treasury United States Departmentof 3881231292005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000004648 [Member} | Treasury United States Departmentof 4380515342006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000004648 [Member} | Total Net Assets 2007 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Share Class A C000004648 [Member} | Government And Agency Obligations 1976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
Share Class A C000004648 [Member} | Corporate Bonds And Notes 1977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Share Class A C000004648 [Member} | Non U S Government Agency Asset Backed Securities 1978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Share Class A C000004648 [Member} | Open Futures Contracts 1979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class A C000004648 [Member} | Senior Floating Rate Instruments 1980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000004648 [Member} | Short Term Investments 1981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000004648 [Member} | Credit Default Swap Agreements 1982 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class A C000004648 [Member} | Common Stocks 1983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class A C000004648 [Member} | Option Contracts 1984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class A C000004648 [Member} | Warrants 1985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000004648 [Member} | Total Net Assets 1986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	115.70%
Share Class A C000004648 [Member} | Interest Rate Swap Agreements 1988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Share Class A C000004648 [Member} | Open Futures Contracts 1989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Share Class A C000004648 [Member} | Credit Default Swap Agreements 1990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class A C000004648 [Member} | Government And Agency Obligations 1991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000004648 [Member} | Total Net Assets 1992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
Share Class A C000106863 [Member} | Next Era Energy Inc 2019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Share Class A C000106863 [Member} | Transurban Holdings Limited 2020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000106863 [Member} | Cheniere Energy Inc 2021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000106863 [Member} | American Tower Corporation 2022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000106863 [Member} | Duke Energy Corporation 2023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000106863 [Member} | The Southern Company 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000106863 [Member} | National Grid P L C 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000106863 [Member} | Eversource Energy 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000106863 [Member} | Union Pacific Corporation 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000106863 [Member} | Atlas Arteria Limited 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000106863 [Member} | Total Net Assets 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Share Class A C000106863 [Member} | Utilities 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Share Class A C000106863 [Member} | Industrials 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Share Class A C000106863 [Member} | Energy 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class A C000106863 [Member} | Real Estate 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Share Class A C000106863 [Member} | Communication Services 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000106863 [Member} | Total Net Assets 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Share Class A C000106863 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000106863 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000106863 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Share Class A C000106863 [Member} | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class A C000106863 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000106863 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class A C000106863 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000106863 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Share Class A C000106863 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000106863 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000106863 [Member} | Other Countries 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000106863 [Member} | Total Net Assets 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Share Class A C000029596 [Member} | Treasury United States Departmentof 2880515322079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000029596 [Member} | J N L Government Money Market Fund 521 Class I 2080 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000029596 [Member} | Treasury United States Departmentof 3380815422081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000029596 [Member} | Treasury United States Departmentof 2750815322082 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000029596 [Member} | Community Health Systems Inc 10880115322083 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000029596 [Member} | Chevron Corporation 2084 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000029596 [Member} | United States Ultra Bond Open Futures Contract 2085 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000029596 [Member} | J N L Government Money Market Fund 531 Class S L 2086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000029596 [Member} | Treasury United States Departmentof 4500331262087 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000029596 [Member} | Tenet Healthcare Corporation 6130615302088 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000029596 [Member} | Total Net Assets 2089 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Share Class A C000029596 [Member} | Health Care 2095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Share Class A C000029596 [Member} | Financials 2096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Share Class A C000029596 [Member} | Equity Linked Structured Notes 2097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class A C000029596 [Member} | Government Securities 2098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Share Class A C000029596 [Member} | Industrials 2099 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Share Class A C000029596 [Member} | Utilities 2100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class A C000029596 [Member} | Consumer Discretionary 2101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class A C000029596 [Member} | Consumer Staples 2102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class A C000029596 [Member} | Energy 2103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class A C000029596 [Member} | Information Technology 2104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class A C000029596 [Member} | Other Sectors 2105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Share Class A C000029596 [Member} | Total Net Assets 2106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
Share Class A C000029596 [Member} | Corporate Bonds And Notes 2068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Share Class A C000029596 [Member} | Common Stocks 2069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Share Class A C000029596 [Member} | Government And Agency Obligations 2070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class A C000029596 [Member} | Equity Linked Structured Notes 2071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class A C000029596 [Member} | Other Short Term Investments 2072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000029596 [Member} | Open Futures Contracts 2073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000029596 [Member} | Preferred Stocks 2074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class A C000029596 [Member} | Non U S Government Agency Asset Backed Securities 2075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class A C000029596 [Member} | Total Net Assets 2076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
Share Class A C000054128 [Member} | N V I D I A Corporation 2118 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000054128 [Member} | Net App Inc 2119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000054128 [Member} | Lam Research Corporation 2120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000054128 [Member} | Applied Materials Inc 2121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000054128 [Member} | Microsoft Corporation 2122 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000054128 [Member} | K L A Corporation 2123 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000054128 [Member} | Eli Lillyand Company 2124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000054128 [Member} | Abb Vie Inc 2125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000054128 [Member} | Broadcom Inc 2126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000054128 [Member} | Altria Group Inc 2127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000054128 [Member} | Total Net Assets 2128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Share Class A C000054128 [Member} | Information Technology 2132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Share Class A C000054128 [Member} | Financials 2133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Share Class A C000054128 [Member} | Health Care 2134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Share Class A C000054128 [Member} | Consumer Discretionary 2135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Share Class A C000054128 [Member} | Communication Services 2136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class A C000054128 [Member} | Consumer Staples 2137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class A C000054128 [Member} | Industrials 2138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class A C000054128 [Member} | Real Estate 2139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000054128 [Member} | Utilities 2140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000054128 [Member} | Energy 2141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000054128 [Member} | Other Sectors 2142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000054128 [Member} | Total Net Assets 2143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class A C000192058 [Member} | Taiwan Semiconductor Manufacturing Company Limited 2157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class A C000192058 [Member} | I T C Limited 2158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000192058 [Member} | N V I D I A Corporation 2159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000192058 [Member} | Broadcom Inc 2160 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000192058 [Member} | Adani Enterprises Limited 2161 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000192058 [Member} | A S M L Holding N V 2162 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000192058 [Member} | Adani Portsand Special Economic Zone Limited 2163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000192058 [Member} | Total Energies S E 2164 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000192058 [Member} | State Bankof India 2165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000192058 [Member} | Adani Green Energy 2166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000192058 [Member} | Total Net Assets 2167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Share Class A C000192058 [Member} | Information Technology 2188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Share Class A C000192058 [Member} | Financials 2189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Share Class A C000192058 [Member} | Energy 2190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Share Class A C000192058 [Member} | Utilities 2191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class A C000192058 [Member} | Consumer Staples 2192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Share Class A C000192058 [Member} | Industrials 2193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Share Class A C000192058 [Member} | Communication Services 2194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000192058 [Member} | Materials 2195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000192058 [Member} | Consumer Discretionary 2196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000192058 [Member} | Health Care 2197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000192058 [Member} | Other Sectors 2198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000192058 [Member} | Total Net Assets 2199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
Share Class A C000192058 [Member} | INDIA
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Share Class A C000192058 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Share Class A C000192058 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Share Class A C000192058 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class A C000192058 [Member} | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000192058 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Share Class A C000192058 [Member} | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000192058 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000192058 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000192058 [Member} | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000192058 [Member} | Other Countries 2181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000192058 [Member} | Total Net Assets 2182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
Share Class A C000153488 [Member} | Alphabet Inc Class A 2211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000153488 [Member} | J N L Government Money Market Fund 521 Class I 2212 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000153488 [Member} | Bayer Aktiengesellschaft Class N 2213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000153488 [Member} | Fiserv Inc 2214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000153488 [Member} | Bankof America Corporation 2215 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000153488 [Member} | Former Charter Communications Parent Inc Class A 2216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000153488 [Member} | I Q V I A Holdings Inc 2217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000153488 [Member} | Mercedes Benz Group A G Class N 2218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000153488 [Member} | C N H Industrial N V 2219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000153488 [Member} | B N P Paribas 2220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000153488 [Member} | Total Net Assets 2221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Share Class A C000153488 [Member} | Financials 2240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Share Class A C000153488 [Member} | Health Care 2241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Share Class A C000153488 [Member} | Consumer Discretionary 2242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Share Class A C000153488 [Member} | Communication Services 2243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class A C000153488 [Member} | Industrials 2244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class A C000153488 [Member} | Information Technology 2245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000153488 [Member} | Consumer Staples 2246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000153488 [Member} | Other Short Term Investments 2247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000153488 [Member} | Energy 2248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000153488 [Member} | Materials 2249 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000153488 [Member} | Total Net Assets 2250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Share Class A C000153488 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000153488 [Member} | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000153488 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Share Class A C000153488 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class A C000153488 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Share Class A C000153488 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000153488 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class A C000153488 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000153488 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Share Class A C000153488 [Member} | Total Net Assets 2234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Share Class A C000202639 [Member} | American Tower Corporation 2262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class A C000202639 [Member} | Pro Logis Inc 2263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class A C000202639 [Member} | Welltower Inc 2264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000202639 [Member} | Equinix Inc 2265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class A C000202639 [Member} | Extra Space Storage Inc 2266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000202639 [Member} | Iron Mountain Incorporated 2267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000202639 [Member} | Digital Realty Trust Inc 2268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000202639 [Member} | Simon Property Group Inc 2269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000202639 [Member} | U D R Inc 2270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000202639 [Member} | American Homes 4 Rent Class A 2271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000202639 [Member} | Total Net Assets 2272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Share Class A C000192060 [Member} | J P Morgan Chase Co 2286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000192060 [Member} | Walmart Inc 2287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000192060 [Member} | Chevron Corporation 2288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000192060 [Member} | Microsoft Corporation 2289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000192060 [Member} | Merck Co Inc 2290 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000192060 [Member} | Wells Fargo Company 2291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000192060 [Member} | Analog Devices Inc 2292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000192060 [Member} | Philip Morris International Inc 2293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000192060 [Member} | J N L Government Money Market Fund 521 Class I 2294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000192060 [Member} | Johnson Johnson 2295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000192060 [Member} | Total Net Assets 2296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Share Class A C000192060 [Member} | Financials 2300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Share Class A C000192060 [Member} | Industrials 2301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Share Class A C000192060 [Member} | Health Care 2302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Share Class A C000192060 [Member} | Consumer Staples 2303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class A C000192060 [Member} | Information Technology 2304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class A C000192060 [Member} | Energy 2305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Share Class A C000192060 [Member} | Consumer Discretionary 2306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class A C000192060 [Member} | Utilities 2307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000192060 [Member} | Materials 2308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000192060 [Member} | Real Estate 2309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000192060 [Member} | Other Sectors 2310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000192060 [Member} | Total Net Assets 2311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Share Class A C000004641 [Member} | Alphabet Inc Class A 2325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Share Class A C000004641 [Member} | Meta Platforms Inc Class A 2326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Share Class A C000004641 [Member} | Novo Nordisk A S Class B 2327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class A C000004641 [Member} | Analog Devices Inc 2328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000004641 [Member} | D L F Limited 2329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class A C000004641 [Member} | Intuit Inc 2330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000004641 [Member} | S P Global Inc 2331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000004641 [Member} | L V M H Moet Hennessy Louis Vuitton 2332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000004641 [Member} | Airbus S E 2333 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000004641 [Member} | N V I D I A Corporation 2334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000004641 [Member} | Total Net Assets 2335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Share Class A C000004641 [Member} | Information Technology 2356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Share Class A C000004641 [Member} | Communication Services 2357 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Share Class A C000004641 [Member} | Health Care 2358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Share Class A C000004641 [Member} | Industrials 2359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class A C000004641 [Member} | Consumer Discretionary 2360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class A C000004641 [Member} | Financials 2361 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class A C000004641 [Member} | Real Estate 2362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class A C000004641 [Member} | Materials 2363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class A C000004641 [Member} | Securities Lending Collateral 2364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class A C000004641 [Member} | Total Net Assets 2365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Share Class A C000004641 [Member} | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class A C000004641 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000004641 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Share Class A C000004641 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000004641 [Member} | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class A C000004641 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000004641 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000004641 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class A C000004641 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class A C000004641 [Member} | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000004641 [Member} | Other Countries 2349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000004641 [Member} | Total Net Assets 2350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Share Class A C000004650 [Member} | J N L Government Money Market Fund 521 Class I 2377 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000004650 [Member} | Glaukos Corporation 2378 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000004650 [Member} | Natera Inc 2379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000004650 [Member} | Wingstop Inc 2380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004650 [Member} | Onto Innovation Inc 2381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004650 [Member} | Trans Medics Group Inc 2382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000004650 [Member} | Tenet Healthcare Corporation 2383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000004650 [Member} | Clean Harbors Inc 2384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000004650 [Member} | Guidewire Software Inc 2385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000004650 [Member} | T M X Group Limited 2386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000004650 [Member} | Total Net Assets 2387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Share Class A C000004650 [Member} | Health Care 2391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Share Class A C000004650 [Member} | Information Technology 2392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Share Class A C000004650 [Member} | Industrials 2393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Share Class A C000004650 [Member} | Consumer Discretionary 2394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Share Class A C000004650 [Member} | Financials 2395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000004650 [Member} | Consumer Staples 2396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000004650 [Member} | Energy 2397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000004650 [Member} | Materials 2398 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000004650 [Member} | Other Short Term Investments 2399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000004650 [Member} | Real Estate 2400 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000004650 [Member} | Total Net Assets 2401 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Share Class A C000138276 [Member} | S P 500 Index Open Futures Contract 2432 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class A C000138276 [Member} | United States 10 Year Note Open Futures Contract 2433 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class A C000138276 [Member} | M S C I Emerging Markets Index Open Futures Contract 2434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000138276 [Member} | Canada 10 Year Bond Open Futures Contract 2435 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000138276 [Member} | Microsoft Corporation 2436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000138276 [Member} | J N L Government Money Market Fund 521 Class I 2437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000138276 [Member} | N V I D I A Corporation 2438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000138276 [Member} | Amazoncom Inc 2439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000138276 [Member} | Apple Inc 2440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000138276 [Member} | Italy Government B T P Bond Open Futures Contract 2441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000138276 [Member} | Total Net Assets 2442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Share Class A C000138276 [Member} | Derivative Instruments 2476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Share Class A C000138276 [Member} | Financials 2477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Share Class A C000138276 [Member} | Information Technology 2478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Share Class A C000138276 [Member} | Consumer Discretionary 2479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class A C000138276 [Member} | Industrials 2480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class A C000138276 [Member} | Government Securities 2481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class A C000138276 [Member} | Health Care 2482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class A C000138276 [Member} | Communication Services 2483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class A C000138276 [Member} | Energy 2484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class A C000138276 [Member} | Consumer Staples 2485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000138276 [Member} | Other Sectors 2486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Share Class A C000138276 [Member} | Total Net Assets 2487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.80%
Share Class A C000138276 [Member} | Derivative Instruments 2489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Share Class A C000138276 [Member} | Total Net Assets 2490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Share Class A C000138276 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000138276 [Member} | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000138276 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	90.80%
Share Class A C000138276 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000138276 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000138276 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class A C000138276 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class A C000138276 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000138276 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000138276 [Member} | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000138276 [Member} | Other Countries 2458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Share Class A C000138276 [Member} | Total Net Assets 2459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.80%
Share Class A C000138276 [Member} | Total Net Assets 2472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Share Class A C000138276 [Member} | Common Stocks 2416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Share Class A C000138276 [Member} | Corporate Bonds And Notes 2417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Share Class A C000138276 [Member} | Open Futures Contracts 2418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Share Class A C000138276 [Member} | Open Forward Foreign Currency Contracts 2419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class A C000138276 [Member} | Government And Agency Obligations 2420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class A C000138276 [Member} | Non U S Government Agency Asset Backed Securities 2421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000138276 [Member} | Other Short Term Investments 2422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000138276 [Member} | Preferred Stocks 2423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class A C000138276 [Member} | Investment Companies 2424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000138276 [Member} | Total Net Assets 2425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.80%
Share Class A C000138276 [Member} | Open Forward Foreign Currency Contracts 2427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
Share Class A C000138276 [Member} | Open Futures Contracts 2428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
Share Class A C000138276 [Member} | Total Net Assets 2429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Share Class A C000202641 [Member} | Microsoft Corporation 2504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class A C000202641 [Member} | N V I D I A Corporation 2505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class A C000202641 [Member} | Apple Inc 2506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class A C000202641 [Member} | Amazoncom Inc 2507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000202641 [Member} | Meta Platforms Inc Class A 2508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000202641 [Member} | Alphabet Inc Class A 2509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000202641 [Member} | Alphabet Inc Class C 2510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000202641 [Member} | Exxon Mobil Corporation 2511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000202641 [Member} | United Health Group Incorporated 2512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000202641 [Member} | Master Card Incorporated Class A 2513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000202641 [Member} | Total Net Assets 2514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Share Class A C000202641 [Member} | Information Technology 2518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Share Class A C000202641 [Member} | Financials 2519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Share Class A C000202641 [Member} | Health Care 2520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class A C000202641 [Member} | Consumer Discretionary 2521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Share Class A C000202641 [Member} | Industrials 2522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class A C000202641 [Member} | Communication Services 2523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Share Class A C000202641 [Member} | Consumer Staples 2524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000202641 [Member} | Energy 2525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000202641 [Member} | Utilities 2526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000202641 [Member} | Materials 2527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000202641 [Member} | Other Sectors 2528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000202641 [Member} | Total Net Assets 2529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
Share Class A C000202641 [Member} | Derivative Instruments 2531 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Share Class A C000202641 [Member} | Total Net Assets 2532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Share Class A C000004704 [Member} | The Trade Desk Inc Class A 2546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000004704 [Member} | Vertiv Holdings Co Class A 2547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000004704 [Member} | Dex Com Inc 2548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000004704 [Member} | Booz Allen Hamilton Holding Corporation Class A 2549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000004704 [Member} | Entegris Inc 2550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000004704 [Member} | H E I C O Corporation Class A 2551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000004704 [Member} | Monolithic Power Systems Inc 2552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000004704 [Member} | Datadog Inc Class A 2553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000004704 [Member} | Super Micro Computer Inc 2554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000004704 [Member} | Hub Spot Inc 2555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000004704 [Member} | Total Net Assets 2556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Share Class A C000004704 [Member} | Information Technology 2560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Share Class A C000004704 [Member} | Industrials 2561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Share Class A C000004704 [Member} | Health Care 2562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Share Class A C000004704 [Member} | Consumer Discretionary 2563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Share Class A C000004704 [Member} | Financials 2564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Share Class A C000004704 [Member} | Communication Services 2565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000004704 [Member} | Consumer Staples 2566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000004704 [Member} | Energy 2567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000004704 [Member} | Other Short Term Investments 2568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class A C000004704 [Member} | Utilities 2569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000004704 [Member} | Other Sectors 2570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000004704 [Member} | Total Net Assets 2571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Share Class A C000004649 [Member} | Treasury United States Departmentof 2250215272593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000004649 [Member} | Treasury United States Departmentof 3751115432594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000004649 [Member} | Treasury United States Departmentof 1380215442595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000004649 [Member} | J N L Government Money Market Fund 521 Class I 2596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000004649 [Member} | Treasury United States Departmentof 2250815272597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000004649 [Member} | Treasury United States Departmentof 2001115412598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000004649 [Member} | Federal National Mortgage Association Inc 1901201312599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000004649 [Member} | Treasury United States Departmentof 2630131262600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000004649 [Member} | Federal National Mortgage Association Inc 4500801522601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000004649 [Member} | Treasury United States Departmentof 0630331272602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000004649 [Member} | Total Net Assets 2603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Share Class A C000004649 [Member} | Government And Agency Obligations 2586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
Share Class A C000004649 [Member} | Non U S Government Agency Asset Backed Securities 2587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Share Class A C000004649 [Member} | Corporate Bonds And Notes 2588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class A C000004649 [Member} | Other Short Term Investments 2589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000004649 [Member} | Total Net Assets 2590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Share Class A C000039493 [Member} | Wells Fargo Company 2617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000039493 [Member} | Conoco Phillips 2618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000039493 [Member} | United Health Group Incorporated 2619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000039493 [Member} | Bankof America Corporation 2620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000039493 [Member} | Berkshire Hathaway Inc Class B 2621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000039493 [Member} | Chevron Corporation 2622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000039493 [Member} | Exxon Mobil Corporation 2623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000039493 [Member} | Analog Devices Inc 2624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000039493 [Member} | C S X Corporation 2625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000039493 [Member} | Morgan Stanley 2626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000039493 [Member} | Total Net Assets 2627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Share Class A C000039493 [Member} | Financials 2631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Share Class A C000039493 [Member} | Health Care 2632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Share Class A C000039493 [Member} | Industrials 2633 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Share Class A C000039493 [Member} | Information Technology 2634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class A C000039493 [Member} | Energy 2635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Share Class A C000039493 [Member} | Consumer Discretionary 2636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Share Class A C000039493 [Member} | Consumer Staples 2637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class A C000039493 [Member} | Materials 2638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000039493 [Member} | Communication Services 2639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000039493 [Member} | Utilities 2640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000039493 [Member} | Other Sectors 2641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000039493 [Member} | Total Net Assets 2642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Share Class A C000218182 [Member} | Novo Nordisk A S Class B 2656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class A C000218182 [Member} | A S M L Holding N V 2657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000218182 [Member} | Relx P L C 2658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000218182 [Member} | Icon Public Limited Company 2659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000218182 [Member} | Siemens Aktiengesellschaft Class N 2660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000218182 [Member} | J N L Government Money Market Fund 521 Class I 2661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000218182 [Member} | A O N Public Limited Company Class A 2662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000218182 [Member} | Coca Cola Europacific Partners P L C 2663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000218182 [Member} | Airbus S E 2664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000218182 [Member} | A B B Ltd Class N 2665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000218182 [Member} | Total Net Assets 2666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Share Class A C000218182 [Member} | Industrials 2687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Share Class A C000218182 [Member} | Information Technology 2688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Share Class A C000218182 [Member} | Health Care 2689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Share Class A C000218182 [Member} | Financials 2690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Share Class A C000218182 [Member} | Consumer Staples 2691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Share Class A C000218182 [Member} | Consumer Discretionary 2692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000218182 [Member} | Communication Services 2693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000218182 [Member} | Utilities 2694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000218182 [Member} | Materials 2695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000218182 [Member} | Other Short Term Investments 2696 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000218182 [Member} | Other Sectors 2697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000218182 [Member} | Total Net Assets 2698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Share Class A C000218182 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class A C000218182 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Share Class A C000218182 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Share Class A C000218182 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class A C000218182 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Share Class A C000218182 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class A C000218182 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000218182 [Member} | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class A C000218182 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class A C000218182 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000218182 [Member} | Other Countries 2680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Share Class A C000218182 [Member} | Total Net Assets 2681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Share Class A C000202644 [Member} | Meta Platforms Inc Class A 2710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class A C000202644 [Member} | Amazoncom Inc 2711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class A C000202644 [Member} | Mercado Libre Inc 2712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class A C000202644 [Member} | Alphabet Inc Class A 2713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class A C000202644 [Member} | Netflix Inc 2714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000202644 [Member} | Microsoft Corporation 2715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000202644 [Member} | Oracle Corporation 2716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000202644 [Member} | Tesla Inc 2717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000202644 [Member} | Boeing Company The 2718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000202644 [Member} | Novo Nordisk A S Class B 2719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000202644 [Member} | Total Net Assets 2720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
Share Class A C000202644 [Member} | Consumer Discretionary 2741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Share Class A C000202644 [Member} | Communication Services 2742 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Share Class A C000202644 [Member} | Information Technology 2743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Share Class A C000202644 [Member} | Health Care 2744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Share Class A C000202644 [Member} | Industrials 2745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Share Class A C000202644 [Member} | Financials 2746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class A C000202644 [Member} | Consumer Staples 2747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000202644 [Member} | Other Short Term Investments 2748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class A C000202644 [Member} | Total Net Assets 2749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Share Class A C000202644 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class A C000202644 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000202644 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Share Class A C000202644 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000202644 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class A C000202644 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000202644 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000202644 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class A C000202644 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000202644 [Member} | Argentina 2727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class A C000202644 [Member} | Other Countries 2734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000202644 [Member} | Total Net Assets 2735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Share Class A C000218177 [Member} | United States 2 Year Note Open Futures Contract 2774 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Share Class A C000218177 [Member} | Treasury United States Departmentof 0130415252775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class A C000218177 [Member} | One Main Financial Issuance Trust 20223 Series 2022 A 3 A 5940414262776 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000218177 [Member} | Bayer U S Finance I I L L C 4251215252777 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000218177 [Member} | Toyota Auto Loan Extended Note Trust 20211 Series 2021 A 1 A 1070225262778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000218177 [Member} | G A Global Funding Trust 0800913242779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000218177 [Member} | Citigroup Inc 3110408262780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000218177 [Member} | Imperial Brands Finance P L C 3130726242781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000218177 [Member} | System Energy Resources Inc 6000415282782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000218177 [Member} | Danske Bank A S 1620911262783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000218177 [Member} | Total Net Assets 2784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Share Class A C000218177 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	104.80%
Percent of Total Short Exposure	(8.60%)
Share Class A C000218177 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000218177 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000218177 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000218177 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000218177 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000218177 [Member} | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000218177 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000218177 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000218177 [Member} | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000218177 [Member} | Other Countries 2800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000218177 [Member} | Total Net Assets 2801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	129.40%
Share Class A C000218177 [Member} | Total Net Assets 2804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
Share Class A C000218177 [Member} | Corporate Bonds And Notes 2762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%
Share Class A C000218177 [Member} | Open Futures Contracts 2763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Share Class A C000218177 [Member} | Non U S Government Agency Asset Backed Securities 2764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Share Class A C000218177 [Member} | Senior Floating Rate Instruments 2765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000218177 [Member} | Government And Agency Obligations 2766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000218177 [Member} | Other Short Term Investments 2767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class A C000218177 [Member} | Total Net Assets 2768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	129.40%
Share Class A C000218177 [Member} | Open Futures Contracts 2770 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
Share Class A C000218177 [Member} | Total Net Assets 2771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
Share Class A C000218201 [Member} | Meta Platforms Inc Class A 2816 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Share Class A C000218201 [Member} | Alphabet Inc Class A 2817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Share Class A C000218201 [Member} | Alphabet Inc Class C 2818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Share Class A C000218201 [Member} | Netflix Inc 2819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Share Class A C000218201 [Member} | Walt Disney Company The 2820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000218201 [Member} | Verizon Communications Inc 2821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000218201 [Member} | Comcast Corporation Class A 2822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000218201 [Member} | A T T Inc 2823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000218201 [Member} | T Mobile U S Inc 2824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000218201 [Member} | J N L Government Money Market Fund 521 Class I 2825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class A C000218201 [Member} | Total Net Assets 2826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.00%
Share Class A C000218202 [Member} | Amazoncom Inc 2840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Share Class A C000218202 [Member} | Tesla Inc 2841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Share Class A C000218202 [Member} | Home Depot Inc The 2842 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class A C000218202 [Member} | Mc Donalds Corporation 2843 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000218202 [Member} | Booking Holdings Inc 2844 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000218202 [Member} | Lowes Companies Inc 2845 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000218202 [Member} | T J X Companies Inc The 2846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000218202 [Member} | N I K E Inc Class B 2847 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000218202 [Member} | Starbucks Corporation 2848 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000218202 [Member} | Chipotle Mexican Grill Inc 2849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000218202 [Member} | Total Net Assets 2850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
Share Class A C000192048 [Member} | Procter Gamble Company The 2864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Share Class A C000192048 [Member} | Costco Wholesale Corporation 2865 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Share Class A C000192048 [Member} | Walmart Inc 2866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Share Class A C000192048 [Member} | Coca Cola Company The 2867 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Share Class A C000192048 [Member} | Pepsi Co Inc 2868 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class A C000192048 [Member} | Philip Morris International Inc 2869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class A C000192048 [Member} | Mondelez International Inc Class A 2870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000192048 [Member} | Colgate Palmolive Company 2871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000192048 [Member} | Altria Group Inc 2872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000192048 [Member} | Target Corporation 2873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000192048 [Member} | Total Net Assets 2874 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
Share Class A C000218193 [Member} | United Health Group Incorporated 2888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Share Class A C000218193 [Member} | Goldman Sachs Group Inc The 2889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Share Class A C000218193 [Member} | Microsoft Corporation 2890 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class A C000218193 [Member} | Home Depot Inc The 2891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class A C000218193 [Member} | Caterpillar Inc 2892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class A C000218193 [Member} | Amgen Inc 2893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000218193 [Member} | Visa Inc Class A 2894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000218193 [Member} | Salesforce Inc 2895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000218193 [Member} | Mc Donalds Corporation 2896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000218193 [Member} | American Express Company 2897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000218193 [Member} | Total Net Assets 2898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Share Class A C000218193 [Member} | Financials 2902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Share Class A C000218193 [Member} | Information Technology 2903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Share Class A C000218193 [Member} | Health Care 2904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Share Class A C000218193 [Member} | Consumer Discretionary 2905 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Share Class A C000218193 [Member} | Industrials 2906 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Share Class A C000218193 [Member} | Consumer Staples 2907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000218193 [Member} | Energy 2908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000218193 [Member} | Communication Services 2909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000218193 [Member} | Materials 2910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000218193 [Member} | Derivative Instruments 2911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class A C000218193 [Member} | Other Sectors 2912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class A C000218193 [Member} | Total Net Assets 2913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
Share Class A C000218204 [Member} | Exxon Mobil Corporation 2927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Share Class A C000218204 [Member} | Chevron Corporation 2928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Share Class A C000218204 [Member} | Conoco Phillips 2929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class A C000218204 [Member} | E O G Resources Inc 2930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000218204 [Member} | Schlumberger Limited 2931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000218204 [Member} | Marathon Petroleum Corporation 2932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000218204 [Member} | Phillips 662933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000218204 [Member} | Williams Companies Inc The 2934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000218204 [Member} | Valero Energy Corporation 2935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000218204 [Member} | O N E O K Inc 2936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000218204 [Member} | Total Net Assets 2937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
Share Class A C000218207 [Member} | Berkshire Hathaway Inc Class B 2951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class A C000218207 [Member} | J P Morgan Chase Co 2952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class A C000218207 [Member} | Visa Inc Class A 2953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class A C000218207 [Member} | Master Card Incorporated Class A 2954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class A C000218207 [Member} | Bankof America Corporation 2955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000218207 [Member} | Wells Fargo Company 2956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000218207 [Member} | Goldman Sachs Group Inc The 2957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000218207 [Member} | S P Global Inc 2958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000218207 [Member} | American Express Company 2959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000218207 [Member} | Morgan Stanley 2960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000218207 [Member} | Total Net Assets 2961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
Share Class A C000218209 [Member} | Eli Lillyand Company 2975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Share Class A C000218209 [Member} | United Health Group Incorporated 2976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class A C000218209 [Member} | Johnson Johnson 2977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class A C000218209 [Member} | Merck Co Inc 2978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000218209 [Member} | Abb Vie Inc 2979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000218209 [Member} | Thermo Fisher Scientific Inc 2980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000218209 [Member} | Abbott Laboratories 2981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000218209 [Member} | Danaher Corporation 2982 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000218209 [Member} | Amgen Inc 2983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000218209 [Member} | Pfizer Inc 2984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000218209 [Member} | Total Net Assets 2985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Share Class A C000192052 [Member} | General Electric Company 2999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000192052 [Member} | Caterpillar Inc 3000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000192052 [Member} | Honeywell International Inc 3001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000192052 [Member} | Union Pacific Corporation 3002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000192052 [Member} | R T X Corporation 3003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000192052 [Member} | Eaton Corporation Public Limited Company 3004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000192052 [Member} | Boeing Company The 3005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000192052 [Member} | United Parcel Service Inc Class B 3006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000192052 [Member} | Lockheed Martin Corporation 3007 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000192052 [Member} | Automatic Data Processing Inc 3008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000192052 [Member} | Total Net Assets 3009 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Share Class A C000218210 [Member} | Microsoft Corporation 3023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Share Class A C000218210 [Member} | Apple Inc 3024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Share Class A C000218210 [Member} | N V I D I A Corporation 3025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Share Class A C000218210 [Member} | Broadcom Inc 3026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000218210 [Member} | Advanced Micro Devices Inc 3027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000218210 [Member} | Adobe Inc 3028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000218210 [Member} | Salesforce Inc 3029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000218210 [Member} | Oracle Corporation 3030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000218210 [Member} | Qualcomm Incorporated 3031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000218210 [Member} | Applied Materials Inc 3032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000218210 [Member} | Total Net Assets 3033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.80%
Share Class A C000192050 [Member} | Linde Public Limited Company 3047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Share Class A C000192050 [Member} | The Sherwin Williams Company 3048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000192050 [Member} | Freeport Mc Mo Ran Inc 3049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000192050 [Member} | Ecolab Inc 3050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000192050 [Member} | Air Productsand Chemicals Inc 3051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class A C000192050 [Member} | C R H Public Limited Company 3052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000192050 [Member} | Newmont Corporation 3053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000192050 [Member} | Nucor Corporation 3054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000192050 [Member} | Corteva Inc 3055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000192050 [Member} | Dow Inc 3056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000192050 [Member} | Total Net Assets 3057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Share Class A C000218197 [Member} | Microsoft Corporation 3071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class A C000218197 [Member} | Apple Inc 3072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class A C000218197 [Member} | N V I D I A Corporation 3073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class A C000218197 [Member} | Amazoncom Inc 3074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000218197 [Member} | Broadcom Inc 3075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000218197 [Member} | Meta Platforms Inc Class A 3076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000218197 [Member} | Alphabet Inc Class A 3077 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000218197 [Member} | Alphabet Inc Class C 3078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000218197 [Member} | Costco Wholesale Corporation 3079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000218197 [Member} | Tesla Inc 3080 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000218197 [Member} | Total Net Assets 3081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
Share Class A C000218197 [Member} | Information Technology 3085 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Share Class A C000218197 [Member} | Communication Services 3086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Share Class A C000218197 [Member} | Consumer Discretionary 3087 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Share Class A C000218197 [Member} | Health Care 3088 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class A C000218197 [Member} | Consumer Staples 3089 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000218197 [Member} | Industrials 3090 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000218197 [Member} | Materials 3091 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000218197 [Member} | Utilities 3092 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000218197 [Member} | Derivative Instruments 3093 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class A C000218197 [Member} | Energy 3094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class A C000218197 [Member} | Other Sectors 3095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000218197 [Member} | Total Net Assets 3096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
Share Class A C000192054 [Member} | Pro Logis Inc 3110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Share Class A C000192054 [Member} | American Tower Corporation 3111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class A C000192054 [Member} | Equinix Inc 3112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class A C000192054 [Member} | Welltower Inc 3113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000192054 [Member} | Digital Realty Trust Inc 3114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000192054 [Member} | Simon Property Group Inc 3115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000192054 [Member} | Realty Income Corporation 3116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000192054 [Member} | Public Storage Operating Company 3117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000192054 [Member} | Crown Castle Inc 3118 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000192054 [Member} | Extra Space Storage Inc 3119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000192054 [Member} | Total Net Assets 3120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Share Class A C000004634 [Member} | Microsoft Corporation 3134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class A C000004634 [Member} | N V I D I A Corporation 3135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class A C000004634 [Member} | Apple Inc 3136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class A C000004634 [Member} | Amazoncom Inc 3137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000004634 [Member} | Repurchase Agreementwith B N S 5673138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000004634 [Member} | Meta Platforms Inc Class A 3139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000004634 [Member} | Alphabet Inc Class A 3140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000004634 [Member} | Repurchase Agreementwith C I T 5773141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000004634 [Member} | Alphabet Inc Class C 3142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000004634 [Member} | Berkshire Hathaway Inc Class B 3143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000004634 [Member} | Total Net Assets 3144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Share Class A C000004634 [Member} | Information Technology 3148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Share Class A C000004634 [Member} | Financials 3149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Share Class A C000004634 [Member} | Health Care 3150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class A C000004634 [Member} | Consumer Discretionary 3151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Share Class A C000004634 [Member} | Communication Services 3152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Share Class A C000004634 [Member} | Industrials 3153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Share Class A C000004634 [Member} | Securities Lending Collateral 3154 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class A C000004634 [Member} | Consumer Staples 3155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class A C000004634 [Member} | Energy 3156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000004634 [Member} | Utilities 3157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000004634 [Member} | Other Sectors 3158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class A C000004634 [Member} | Total Net Assets 3159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.60%
Share Class A C000192075 [Member} | Microsoft Corporation 3173 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class A C000192075 [Member} | Apple Inc 3174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class A C000192075 [Member} | N V I D I A Corporation 3175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class A C000192075 [Member} | Amazoncom Inc 3176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000192075 [Member} | Meta Platforms Inc Class A 3177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000192075 [Member} | Alphabet Inc Class A 3178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000192075 [Member} | Alphabet Inc Class C 3179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000192075 [Member} | Eli Lillyand Company 3180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000192075 [Member} | Berkshire Hathaway Inc Class B 3181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000192075 [Member} | Broadcom Inc 3182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000192075 [Member} | Total Net Assets 3183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Share Class A C000192075 [Member} | Information Technology 3187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Share Class A C000192075 [Member} | Financials 3188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Share Class A C000192075 [Member} | Health Care 3189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class A C000192075 [Member} | Consumer Discretionary 3190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class A C000192075 [Member} | Industrials 3191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class A C000192075 [Member} | Communication Services 3192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class A C000192075 [Member} | Consumer Staples 3193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class A C000192075 [Member} | Energy 3194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000192075 [Member} | Materials 3195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000192075 [Member} | Real Estate 3196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000192075 [Member} | Other Sectors 3197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000192075 [Member} | Total Net Assets 3198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
Share Class A C000124095 [Member} | Next Era Energy Inc 3212 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Share Class A C000124095 [Member} | The Southern Company 3213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class A C000124095 [Member} | Duke Energy Corporation 3214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class A C000124095 [Member} | Constellation Energy Group Inc 3215 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class A C000124095 [Member} | Sempra 3216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000124095 [Member} | G E Vernova Inc 3217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000124095 [Member} | American Electric Power Company Inc 3218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000124095 [Member} | Dominion Energy Inc 3219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000124095 [Member} | P G E Corporation 3220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000124095 [Member} | Public Service Enterprise Group Incorporated 3221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000124095 [Member} | Total Net Assets 3222 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Share Class A C000218195 [Member} | Microsoft Corporation 3236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000218195 [Member} | Apple Inc 3237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000218195 [Member} | N V I D I A Corporation 3238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000218195 [Member} | Amazoncom Inc 3239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000218195 [Member} | Meta Platforms Inc Class A 3240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000218195 [Member} | Alphabet Inc Class A 3241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000218195 [Member} | Alphabet Inc Class C 3242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000218195 [Member} | Eli Lillyand Company 3243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000218195 [Member} | Berkshire Hathaway Inc Class B 3244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000218195 [Member} | Broadcom Inc 3245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000218195 [Member} | Total Net Assets 3246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Share Class A C000218195 [Member} | Information Technology 3273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Share Class A C000218195 [Member} | Financials 3274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Share Class A C000218195 [Member} | Health Care 3275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class A C000218195 [Member} | Industrials 3276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Share Class A C000218195 [Member} | Consumer Discretionary 3277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Share Class A C000218195 [Member} | Communication Services 3278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class A C000218195 [Member} | Consumer Staples 3279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Share Class A C000218195 [Member} | Energy 3280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000218195 [Member} | Materials 3281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000218195 [Member} | Utilities 3282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000218195 [Member} | Other Sectors 3283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000218195 [Member} | Total Net Assets 3284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
Share Class A C000218195 [Member} | Derivative Instruments 3286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Share Class A C000218195 [Member} | Total Net Assets 3287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Share Class A C000218195 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	72.60%
Share Class A C000218195 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class A C000218195 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000218195 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000218195 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000218195 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000218195 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000218195 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000218195 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000218195 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000218195 [Member} | Other Countries 3260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000218195 [Member} | Total Net Assets 3261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
Share Class A C000004629 [Member} | Hartford Financial Services Group Inc The 3299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000004629 [Member} | Diamondback Energy Inc 3300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000004629 [Member} | P G E Corporation 3301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000004629 [Member} | Cencora Inc 3302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000004629 [Member} | Targa Resources Corp 3303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000004629 [Member} | Raymond James Financial Inc 3304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000004629 [Member} | Universal Health Services Inc Class B 3305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000004629 [Member} | L K Q Corporation 3306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000004629 [Member} | M T Bank Corporation 3307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000004629 [Member} | Extra Space Storage Inc 3308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000004629 [Member} | Total Net Assets 3309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Share Class A C000004629 [Member} | Financials 3313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Share Class A C000004629 [Member} | Industrials 3314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Share Class A C000004629 [Member} | Materials 3315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Share Class A C000004629 [Member} | Consumer Discretionary 3316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Share Class A C000004629 [Member} | Health Care 3317 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class A C000004629 [Member} | Utilities 3318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Share Class A C000004629 [Member} | Information Technology 3319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class A C000004629 [Member} | Real Estate 3320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class A C000004629 [Member} | Energy 3321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class A C000004629 [Member} | Consumer Staples 3322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000004629 [Member} | Other Sectors 3323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000004629 [Member} | Total Net Assets 3324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Share Class A C000225795 [Member} | Blackstone Inc Class A 3338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class A C000225795 [Member} | K K R Co Inc Class A 3339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Share Class A C000225795 [Member} | Partners Group Holding A G 3340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class A C000225795 [Member} | c 3 I Group P L C 3341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000225795 [Member} | The Carlyle Group Inc 3342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000225795 [Member} | Intermediate Capital Group P L C 3343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000225795 [Member} | Ares Management Corporation Class A 3344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000225795 [Member} | E Q T A B 3345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000225795 [Member} | Hamilton Lane Incorporated Class A 3346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000225795 [Member} | T Rowe Price Group Inc 3347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000225795 [Member} | Total Net Assets 3348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
Share Class A C000225795 [Member} | Financials 3369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
Share Class A C000225795 [Member} | Industrials 3370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000225795 [Member} | Investment Companies 3371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000225795 [Member} | Real Estate 3372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000225795 [Member} | Communication Services 3373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000225795 [Member} | Health Care 3374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class A C000225795 [Member} | Consumer Discretionary 3375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class A C000225795 [Member} | Other Short Term Investments 3376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class A C000225795 [Member} | Total Net Assets 3377 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Share Class A C000225795 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Share Class A C000225795 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000225795 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Share Class A C000225795 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000225795 [Member} | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Share Class A C000225795 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000225795 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000225795 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class A C000225795 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class A C000225795 [Member} | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000225795 [Member} | Other Countries 3362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000225795 [Member} | Total Net Assets 3363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Share Class A C000248333 [Member} | Hasbro Inc 3389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000248333 [Member} | Carnival Corporation 3390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000248333 [Member} | Du Pontde Nemours Inc 3391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000248333 [Member} | Discover Financial Services 3392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000248333 [Member} | Ni Source Inc 3393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000248333 [Member} | Chart Industries Inc 3394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000248333 [Member} | Asbury Automotive Group Inc 3395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000248333 [Member} | Littelfuse Inc 3396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000248333 [Member} | H F Sinclair Corporation 3397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000248333 [Member} | Eastman Chemical Company 3398 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000248333 [Member} | Total Net Assets 3399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Share Class A C000248333 [Member} | Consumer Discretionary 3403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Share Class A C000248333 [Member} | Industrials 3404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Share Class A C000248333 [Member} | Information Technology 3405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Share Class A C000248333 [Member} | Financials 3406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Share Class A C000248333 [Member} | Health Care 3407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class A C000248333 [Member} | Materials 3408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class A C000248333 [Member} | Communication Services 3409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class A C000248333 [Member} | Utilities 3410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class A C000248333 [Member} | Energy 3411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000248333 [Member} | Consumer Staples 3412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000248333 [Member} | Other Sectors 3413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000248333 [Member} | Total Net Assets 3414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
Share Class A C000179076 [Member} | N V I D I A Corporation 3428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Share Class A C000179076 [Member} | Microsoft Corporation 3429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class A C000179076 [Member} | Berkshire Hathaway Inc Class B 3430 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000179076 [Member} | Visa Inc Class A 3431 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000179076 [Member} | Costco Wholesale Corporation 3432 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000179076 [Member} | Home Depot Inc The 3433 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000179076 [Member} | Merck Co Inc 3434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000179076 [Member} | Netflix Inc 3435 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000179076 [Member} | Advanced Micro Devices Inc 3436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000179076 [Member} | Adobe Inc 3437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000179076 [Member} | Total Net Assets 3438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Share Class A C000179076 [Member} | Information Technology 3442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Share Class A C000179076 [Member} | Financials 3443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Share Class A C000179076 [Member} | Health Care 3444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Share Class A C000179076 [Member} | Consumer Discretionary 3445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Share Class A C000179076 [Member} | Industrials 3446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class A C000179076 [Member} | Communication Services 3447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class A C000179076 [Member} | Consumer Staples 3448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000179076 [Member} | Real Estate 3449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000179076 [Member} | Materials 3450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000179076 [Member} | Energy 3451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000179076 [Member} | Other Sectors 3452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000179076 [Member} | Total Net Assets 3453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
Share Class A C000202645 [Member} | Adobe Inc 3467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000202645 [Member} | International Flavors Fragrances Inc 3468 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000202645 [Member} | Campbell Soup Company 3469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000202645 [Member} | Altria Group Inc 3470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000202645 [Member} | Pfizer Inc 3471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000202645 [Member} | R T X Corporation 3472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000202645 [Member} | Autodesk Inc 3473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000202645 [Member} | Corteva Inc 3474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000202645 [Member} | Gilead Sciences Inc 3475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000202645 [Member} | Comcast Corporation Class A 3476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000202645 [Member} | Total Net Assets 3477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Share Class A C000202645 [Member} | Industrials 3481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Share Class A C000202645 [Member} | Health Care 3482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Share Class A C000202645 [Member} | Information Technology 3483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Share Class A C000202645 [Member} | Consumer Staples 3484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Share Class A C000202645 [Member} | Consumer Discretionary 3485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class A C000202645 [Member} | Financials 3486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class A C000202645 [Member} | Communication Services 3487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class A C000202645 [Member} | Materials 3488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000202645 [Member} | Derivative Instruments 3489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class A C000202645 [Member} | Other Short Term Investments 3490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class A C000202645 [Member} | Total Net Assets 3491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Share Class A C000218185 [Member} | Gold 100 Oz Open Futures Contract 3513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Share Class A C000218185 [Member} | Brent Crude Open Futures Contract 3514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class A C000218185 [Member} | Crude Oil W T I Open Futures Contract 3515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Share Class A C000218185 [Member} | Treasury United States Departmentof 5310926243516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class A C000218185 [Member} | Soybean Open Futures Contract 3517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class A C000218185 [Member} | Gasoline R B O B Open Futures Contract 3518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class A C000218185 [Member} | Copper Open Futures Contract 3519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class A C000218185 [Member} | Soybean Meal Open Futures Contract 3520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000218185 [Member} | J N L Government Money Market Fund 521 Class I 3521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000218185 [Member} | Coffee C Open Futures Contract 3522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000218185 [Member} | Total Net Assets 3523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.30%
Share Class A C000218185 [Member} | Open Futures Contracts 3506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.70%
Share Class A C000218185 [Member} | Corporate Bonds And Notes 3507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%
Share Class A C000218185 [Member} | Non U S Government Agency Asset Backed Securities 3508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Share Class A C000218185 [Member} | Other Short Term Investments 3509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Share Class A C000218185 [Member} | Total Net Assets 3510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	202.30%
Share Class A C000234523 [Member} | Gold 100 Oz Open Futures Contract 3545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
Share Class A C000234523 [Member} | J N L Government Money Market Fund 521 Class I 3546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Share Class A C000234523 [Member} | Treasury United States Departmentof 5320801243547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Share Class A C000234523 [Member} | Treasury United States Departmentof 5320827243548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Share Class A C000234523 [Member} | Treasury United States Departmentof 5280716243549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000234523 [Member} | i Shares Bitcoin Trust 3550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000234523 [Member} | Palladium Open Futures Contract 3551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000234523 [Member} | Platinum Open Futures Contract 3552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000234523 [Member} | Silver Open Futures Contract 3553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000234523 [Member} | Goldman Sachs Group Inc The 5701101243554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000234523 [Member} | Total Net Assets 3555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	168.00%
Share Class A C000234523 [Member} | Open Futures Contracts 3538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Share Class A C000234523 [Member} | Other Short Term Investments 3539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Share Class A C000234523 [Member} | Corporate Bonds And Notes 3540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
Share Class A C000234523 [Member} | Investment Companies 3541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000234523 [Member} | Total Net Assets 3542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	207.40%
Share Class A C000111249 [Member} | United States 10 Year Note Open Futures Contract 3587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Share Class A C000111249 [Member} | United States 5 Year Note Open Futures Contract 3588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Share Class A C000111249 [Member} | United States 2 Year Note Open Futures Contract 3589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000111249 [Member} | Federal National Mortgage Association Inc 5500715543590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000111249 [Member} | i Boxx Liquid Investment Grade Index Total Return Swap Agreement 3591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000111249 [Member} | U S D E U R Open Forward Foreign Currency Contract 3592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000111249 [Member} | Federal National Mortgage Association Inc 2500715543593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000111249 [Member} | c 3 Month S O N I A Index Open Futures Contract 3594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000111249 [Member} | Government National Mortgage Association 6000715543595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000111249 [Member} | c 6 M N I B O R Interest Rate Swap Agreement 3596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000111249 [Member} | Total Net Assets 3597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Share Class A C000111249 [Member} | Government And Agency Obligations 3570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
Share Class A C000111249 [Member} | Open Futures Contracts 3571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Share Class A C000111249 [Member} | Corporate Bonds And Notes 3572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Share Class A C000111249 [Member} | Non U S Government Agency Asset Backed Securities 3573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Share Class A C000111249 [Member} | Open Forward Foreign Currency Contracts 3574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class A C000111249 [Member} | Interest Rate Swap Agreements 3575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000111249 [Member} | Total Return Swap Agreements 3576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000111249 [Member} | Other Short Term Investments 3577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class A C000111249 [Member} | Senior Floating Rate Instruments 3578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000111249 [Member} | Total Net Assets 3579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	166.30%
Share Class A C000111249 [Member} | Open Futures Contracts 3581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
Share Class A C000111249 [Member} | Open Forward Foreign Currency Contracts 3582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Share Class A C000111249 [Member} | Interest Rate Swap Agreements 3583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Share Class A C000111249 [Member} | Total Net Assets 3584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
Share Class A C000218220 [Member} | J P Morgan Chase Co 3611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class A C000218220 [Member} | A T T Inc 3612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000218220 [Member} | Berkshire Hathaway Inc Class B 3613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000218220 [Member} | Medtronic Inc 3614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000218220 [Member} | Cisco Systems Inc 3615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000218220 [Member} | L 3 Harris Technologies Inc 3616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000218220 [Member} | J N L Government Money Market Fund 521 Class I 3617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000218220 [Member} | Danaher Corporation 3618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000218220 [Member} | Sanofi 3619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000218220 [Member} | Becton Dickinsonand Company 3620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000218220 [Member} | Total Net Assets 3621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Share Class A C000218220 [Member} | Financials 3625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Share Class A C000218220 [Member} | Health Care 3626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Share Class A C000218220 [Member} | Industrials 3627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Share Class A C000218220 [Member} | Energy 3628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Share Class A C000218220 [Member} | Information Technology 3629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class A C000218220 [Member} | Materials 3630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class A C000218220 [Member} | Communication Services 3631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Share Class A C000218220 [Member} | Consumer Discretionary 3632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000218220 [Member} | Consumer Staples 3633 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000218220 [Member} | Utilities 3634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000218220 [Member} | Other Sectors 3635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000218220 [Member} | Total Net Assets 3636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
Share Class A C000192062 [Member} | U S S O F R Interest Rate Swap Agreement 3672 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Share Class A C000192062 [Member} | Federal National Mortgage Association Inc 6500815543673 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Share Class A C000192062 [Member} | Federal National Mortgage Association Inc 6000815543674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Share Class A C000192062 [Member} | U S S O F R Interest Rate Swap Agreement 3675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class A C000192062 [Member} | Federal National Mortgage Association Inc 5500815543676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class A C000192062 [Member} | U S S O F R Interest Rate Swap Agreement 3677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class A C000192062 [Member} | Sterling Overnight Index Average Rate Interest Rate Swap Agreement 3678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class A C000192062 [Member} | Federal National Mortgage Association Inc 5000915543679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Share Class A C000192062 [Member} | C M B X N A A A A 13 Credit Default Swap Agreement 3680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000192062 [Member} | U S D E U R Open Forward Foreign Currency Contract 3681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000192062 [Member} | Total Net Assets 3682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
Share Class A C000192062 [Member} | Interest Rate Swap Agreements 3651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Share Class A C000192062 [Member} | Government And Agency Obligations 3652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
Share Class A C000192062 [Member} | Non U S Government Agency Asset Backed Securities 3653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Share Class A C000192062 [Member} | Credit Default Swap Agreements 3654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Share Class A C000192062 [Member} | Open Forward Foreign Currency Contracts 3655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Share Class A C000192062 [Member} | Corporate Bonds And Notes 3656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Share Class A C000192062 [Member} | Open Futures Contracts 3657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000192062 [Member} | Senior Floating Rate Instruments 3658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000192062 [Member} | Other Short Term Investments 3659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000192062 [Member} | Inflation Indexed Swap Agreements 3660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000192062 [Member} | Other Asset Classes 3661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000192062 [Member} | Total Net Assets 3662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	295.10%
Share Class A C000192062 [Member} | Interest Rate Swap Agreements 3664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(81.10%)
Share Class A C000192062 [Member} | Open Forward Foreign Currency Contracts 3665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
Share Class A C000192062 [Member} | Open Futures Contracts 3666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)
Share Class A C000192062 [Member} | Government And Agency Obligations 3667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Share Class A C000192062 [Member} | Option Contracts 3668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000192062 [Member} | Total Net Assets 3669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(113.10%)
Share Class A C000218187 [Member} | Federal National Mortgage Association Inc 5500815543717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class A C000218187 [Member} | United States 5 Year Note Open Futures Contract 3718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000218187 [Member} | Treasury United States Departmentof 4000215343719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000218187 [Member} | U S S O F R Interest Rate Swap Agreement 3720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000218187 [Member} | C D X N A I G 42 Credit Default Swap Agreement 3721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000218187 [Member} | Treasury United States Departmentof 4630430293722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000218187 [Member} | U S D E U R Open Forward Foreign Currency Contract 3723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000218187 [Member} | c 6 M E U R I B O R Interest Rate Swap Agreement 3724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000218187 [Member} | U S D E U R Open Forward Foreign Currency Contract 3725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000218187 [Member} | Treasury United States Departmentof 3380815423726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000218187 [Member} | Total Net Assets 3727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Share Class A C000218187 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000218187 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	121.20%
Share Class A C000218187 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000218187 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class A C000218187 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000218187 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000218187 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000218187 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000218187 [Member} | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000218187 [Member} | Multi National 3739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000218187 [Member} | Other Countries 3743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class A C000218187 [Member} | Total Net Assets 3744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	154.40%
Share Class A C000218187 [Member} | Total Net Assets 3757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
Share Class A C000218187 [Member} | Corporate Bonds And Notes 3697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.70%
Share Class A C000218187 [Member} | Government And Agency Obligations 3698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Share Class A C000218187 [Member} | Open Forward Foreign Currency Contracts 3699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Share Class A C000218187 [Member} | Interest Rate Swap Agreements 3700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Share Class A C000218187 [Member} | Non U S Government Agency Asset Backed Securities 3701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class A C000218187 [Member} | Open Futures Contracts 3702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class A C000218187 [Member} | Credit Default Swap Agreements 3703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class A C000218187 [Member} | Senior Floating Rate Instruments 3704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000218187 [Member} | Short Term Investments 3705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class A C000218187 [Member} | Preferred Stocks 3706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class A C000218187 [Member} | Other Asset Classes 3707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000218187 [Member} | Total Net Assets 3708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	154.40%
Share Class A C000218187 [Member} | Open Forward Foreign Currency Contracts 3710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
Share Class A C000218187 [Member} | Interest Rate Swap Agreements 3711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
Share Class A C000218187 [Member} | Open Futures Contracts 3712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Share Class A C000218187 [Member} | Option Contracts 3713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000218187 [Member} | Total Net Assets 3714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
Share Class A C000029602 [Member} | c 6 M E U R I B O R Interest Rate Swap Agreement 3789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Share Class A C000029602 [Member} | U S D E U R Open Forward Foreign Currency Contract 3790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class A C000029602 [Member} | U S D E U R Open Forward Foreign Currency Contract 3791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class A C000029602 [Member} | United States 10 Year Ultra Bond Open Futures Contract 3792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class A C000029602 [Member} | Treasury United States Departmentof 0630715323793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class A C000029602 [Member} | Treasury United States Departmentof 0500115283794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class A C000029602 [Member} | Treasury United States Departmentof Total Return Swap Agreement 3795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000029602 [Member} | Treasury United States Departmentof Total Return Swap Agreement 3796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000029602 [Member} | Treasury United States Departmentof 0380715273797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000029602 [Member} | Treasury United States Departmentof 0130715303798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000029602 [Member} | Total Net Assets 3799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.60%
Share Class A C000029602 [Member} | Government And Agency Obligations 3770 [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.40%
Share Class A C000029602 [Member} | Interest Rate Swap Agreements 3771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Share Class A C000029602 [Member} | Total Return Swap Agreements 3772 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Share Class A C000029602 [Member} | Open Forward Foreign Currency Contracts 3773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Share Class A C000029602 [Member} | Open Futures Contracts 3774 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Share Class A C000029602 [Member} | Non U S Government Agency Asset Backed Securities 3775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class A C000029602 [Member} | Inflation Indexed Swap Agreements 3776 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class A C000029602 [Member} | Corporate Bonds And Notes 3777 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class A C000029602 [Member} | Preferred Stocks 3778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000029602 [Member} | Total Net Assets 3779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	208.60%
Share Class A C000029602 [Member} | Open Futures Contracts 3781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(42.20%)
Share Class A C000029602 [Member} | Interest Rate Swap Agreements 3782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(39.90%)
Share Class A C000029602 [Member} | Open Forward Foreign Currency Contracts 3783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
Share Class A C000029602 [Member} | Inflation Indexed Swap Agreements 3784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
Share Class A C000029602 [Member} | Option Contracts 3785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Share Class A C000029602 [Member} | Total Net Assets 3786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(96.90%)
Share Class A C000095821 [Member} | J N L Government Money Market Fund 521 Class I 3822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000095821 [Member} | Great Outdoors Group L L C 2021 Term Loan B 19190226283823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000095821 [Member} | Caesars Entertainment Inc Term Loan B 8100125303824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000095821 [Member} | Trans Digm Inc 2024 Term Loan I 8060824283825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000095821 [Member} | Gainwell Acquisition Corp Term Loan B 9410817273826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class A C000095821 [Member} | M H Sub I L L C 2023 Term Loan 9580413283827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class A C000095821 [Member} | Triton Water Holdings Inc Term Loan 8810316283828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class A C000095821 [Member} | Fertitta Entertainment L L C 2022 Term Loan B 9080113293829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000095821 [Member} | Neptune Bidco U S Inc 2022 U S D Term Loan B 10410411293830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000095821 [Member} | B C P Renaissance Parent L L C 2024 Term Loan B 8601031283831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000095821 [Member} | Total Net Assets 3832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Share Class A C000095821 [Member} | Senior Floating Rate Instruments 3814 [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Share Class A C000095821 [Member} | Corporate Bonds And Notes 3815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000095821 [Member} | Other Short Term Investments 3816 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000095821 [Member} | Non U S Government Agency Asset Backed Securities 3817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class A C000095821 [Member} | Common Stocks 3818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000095821 [Member} | Total Net Assets 3819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class A C000004647 [Member} | J N L Government Money Market Fund 531 Class S L 3855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000004647 [Member} | J N L Government Money Market Fund 521 Class I 3856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000004647 [Member} | Carnival Corporation 4000801283857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000004647 [Member} | C C O Holdings L L C 5380601293858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000004647 [Member} | Energean Israel Finance Ltd 4880330263859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000004647 [Member} | M C E Finance Limited 5381204293860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000004647 [Member} | Bip V Chinook 5500615313861 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000004647 [Member} | Cimpress N V 7000615263862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000004647 [Member} | Organon Co 5130430313863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000004647 [Member} | Enerflex Ltd 9001015273864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000004647 [Member} | Total Net Assets 3865 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Share Class A C000004647 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Share Class A C000004647 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000004647 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class A C000004647 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000004647 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class A C000004647 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000004647 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000004647 [Member} | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000004647 [Member} | MACAO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000004647 [Member} | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000004647 [Member} | Other Countries 3881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000004647 [Member} | Total Net Assets 3882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
Share Class A C000004647 [Member} | Corporate Bonds And Notes 3847 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
Share Class A C000004647 [Member} | Senior Floating Rate Instruments 3848 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class A C000004647 [Member} | Short Term Investments 3849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class A C000004647 [Member} | Common Stocks 3850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class A C000004647 [Member} | Non U S Government Agency Asset Backed Securities 3851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class A C000004647 [Member} | Total Net Assets 3852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
Share Class A C000248335 [Member} | United States 2 Year Note Open Futures Contract 3907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000248335 [Member} | Abb Vie Inc 4800315293908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000248335 [Member} | J P Morgan Chase Co 5040123283909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000248335 [Member} | Morgan Stanley 5160420293910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000248335 [Member} | Bankof America Corporation 5820915293911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000248335 [Member} | Bankof America Corporation 5470123353912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000248335 [Member} | United States Long Bond Open Futures Contract 3913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000248335 [Member} | J P Morgan Chase Co 2070601293914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000248335 [Member} | Kf W 4630807263915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class A C000248335 [Member} | Kf W 5000316263916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class A C000248335 [Member} | Total Net Assets 3917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Share Class A C000248335 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	75.60%
Percent of Total Short Exposure	(4.50%)
Share Class A C000248335 [Member} | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000248335 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000248335 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000248335 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000248335 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000248335 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000248335 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000248335 [Member} | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000248335 [Member} | Multi National 3925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000248335 [Member} | Other Countries 3933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000248335 [Member} | Total Net Assets 3934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
Share Class A C000248335 [Member} | Total Net Assets 3937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
Share Class A C000248335 [Member} | Corporate Bonds And Notes 3895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
Share Class A C000248335 [Member} | Open Futures Contracts 3896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000248335 [Member} | Government And Agency Obligations 3897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000248335 [Member} | Non U S Government Agency Asset Backed Securities 3898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000248335 [Member} | Other Short Term Investments 3899 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class A C000248335 [Member} | Total Net Assets 3900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
Share Class A C000248335 [Member} | Open Futures Contracts 3902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
Share Class A C000248335 [Member} | Credit Default Swap Agreements 3903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Share Class A C000248335 [Member} | Total Net Assets 3904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
Share Class A C000166583 [Member} | United States 2 Year Note Open Futures Contract 3962 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Share Class A C000166583 [Member} | United States 5 Year Note Open Futures Contract 3963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000166583 [Member} | United States Ultra Bond Open Futures Contract 3964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000166583 [Member} | United States 10 Year Note Open Futures Contract 3965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000166583 [Member} | Treasury United States Departmentof 2880515323966 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000166583 [Member} | Treasury United States Departmentof 4881031283967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000166583 [Member} | Treasury United States Departmentof 3880815333968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000166583 [Member} | Treasury United States Departmentof 2500215463969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000166583 [Member} | J N L Government Money Market Fund 521 Class I 3970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000166583 [Member} | Treasury United States Departmentof 3000215483971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class A C000166583 [Member} | Total Net Assets 3972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Share Class A C000166583 [Member} | Corporate Bonds And Notes 3950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
Share Class A C000166583 [Member} | Government And Agency Obligations 3951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Share Class A C000166583 [Member} | Open Futures Contracts 3952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Share Class A C000166583 [Member} | Non U S Government Agency Asset Backed Securities 3953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Share Class A C000166583 [Member} | Senior Floating Rate Instruments 3954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000166583 [Member} | Short Term Investments 3955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000166583 [Member} | Total Net Assets 3956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	121.50%
Share Class A C000166583 [Member} | Open Futures Contracts 3958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
Share Class A C000166583 [Member} | Total Net Assets 3959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
Share Class A C000210334 [Member} | S P Midcap 400 Index Open Futures Contract 3986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000210334 [Member} | E M C O R Group Inc 3987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class A C000210334 [Member} | Caseys General Stores Inc 3988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class A C000210334 [Member} | Williams Sonoma Inc 3989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class A C000210334 [Member} | Jackson Financial Inc Class A 3990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class A C000210334 [Member} | Chipotle Mexican Grill Inc 3991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class A C000210334 [Member} | J N L Government Money Market Fund 521 Class I 3992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class A C000210334 [Member} | Autodesk Inc 3993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class A C000210334 [Member} | Coinbase Global Inc Class A 3994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class A C000210334 [Member} | Verisk Analytics Inc 3995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class A C000210334 [Member} | Total Net Assets 3996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000210334 [Member} | Industrials 4000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Share Class A C000210334 [Member} | Financials 4001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Share Class A C000210334 [Member} | Consumer Discretionary 4002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Share Class A C000210334 [Member} | Information Technology 4003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Share Class A C000210334 [Member} | Real Estate 4004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Share Class A C000210334 [Member} | Health Care 4005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class A C000210334 [Member} | Materials 4006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Share Class A C000210334 [Member} | Energy 4007 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000210334 [Member} | Consumer Staples 4008 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000210334 [Member} | Communication Services 4009 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000210334 [Member} | Other Sectors 4010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000210334 [Member} | Total Net Assets 4011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
Share Class A C000210333 [Member} | Eli Lillyand Company 4025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000210333 [Member} | Meta Platforms Inc Class A 4026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000210333 [Member} | Berkshire Hathaway Inc Class B 4027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000210333 [Member} | Walmart Inc 4028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000210333 [Member} | Oracle Corporation 4029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000210333 [Member} | N V I D I A Corporation 4030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000210333 [Member} | Broadcom Inc 4031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000210333 [Member} | Wells Fargo Company 4032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000210333 [Member} | Abb Vie Inc 4033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000210333 [Member} | Merck Co Inc 4034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000210333 [Member} | Total Net Assets 4035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Share Class A C000210333 [Member} | Information Technology 4039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Share Class A C000210333 [Member} | Financials 4040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Share Class A C000210333 [Member} | Health Care 4041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Share Class A C000210333 [Member} | Industrials 4042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class A C000210333 [Member} | Consumer Staples 4043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class A C000210333 [Member} | Consumer Discretionary 4044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Share Class A C000210333 [Member} | Communication Services 4045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class A C000210333 [Member} | Energy 4046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class A C000210333 [Member} | Materials 4047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000210333 [Member} | Real Estate 4048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000210333 [Member} | Other Sectors 4049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000210333 [Member} | Total Net Assets 4050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class A C000138280 [Member} | Microsoft Corporation 4082 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000138280 [Member} | N V I D I A Corporation 4083 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000138280 [Member} | Apple Inc 4084 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000138280 [Member} | Amazoncom Inc 4085 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000138280 [Member} | Alphabet Inc Class C 4086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class A C000138280 [Member} | Meta Platforms Inc Class A 4087 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000138280 [Member} | United States 5 Year Note Open Futures Contract 4088 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class A C000138280 [Member} | T Rowe Price Government Reserve Fund 5314089 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000138280 [Member} | Eli Lillyand Company 4090 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class A C000138280 [Member} | United Health Group Incorporated 4091 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class A C000138280 [Member} | Total Net Assets 4092 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Share Class A C000138280 [Member} | Information Technology 4116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Share Class A C000138280 [Member} | Financials 4117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Share Class A C000138280 [Member} | Government Securities 4118 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Share Class A C000138280 [Member} | Health Care 4119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class A C000138280 [Member} | U S Government Agency M B S 4120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Share Class A C000138280 [Member} | Consumer Discretionary 4121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class A C000138280 [Member} | Industrials 4122 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Share Class A C000138280 [Member} | Communication Services 4123 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class A C000138280 [Member} | Energy 4124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000138280 [Member} | Consumer Staples 4125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000138280 [Member} | Other Sectors 4126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Share Class A C000138280 [Member} | Total Net Assets 4127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
Share Class A C000138280 [Member} | Derivative Instruments 4129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000138280 [Member} | Total Net Assets 4130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000138280 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000138280 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	77.70%
Share Class A C000138280 [Member} | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000138280 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000138280 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000138280 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000138280 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000138280 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000138280 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000138280 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000138280 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000138280 [Member} | Other Countries 4108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000138280 [Member} | Total Net Assets 4109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
Share Class A C000138280 [Member} | Total Net Assets 4112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000138280 [Member} | Common Stocks 4065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Share Class A C000138280 [Member} | Government And Agency Obligations 4066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Share Class A C000138280 [Member} | Corporate Bonds And Notes 4067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Share Class A C000138280 [Member} | Non U S Government Agency Asset Backed Securities 4068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000138280 [Member} | Other Short Term Investments 4069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000138280 [Member} | Open Futures Contracts 4070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000138280 [Member} | Senior Floating Rate Instruments 4071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000138280 [Member} | Preferred Stocks 4072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class A C000138280 [Member} | Credit Default Swap Agreements 4073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class A C000138280 [Member} | Investment Companies 4074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000138280 [Member} | Other Asset Classes 4075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000138280 [Member} | Total Net Assets 4076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
Share Class A C000138280 [Member} | Open Forward Foreign Currency Contracts 4078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000138280 [Member} | Total Net Assets 4079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000218189 [Member} | Microsoft Corporation 4157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class A C000218189 [Member} | T Rowe Price Government Reserve Fund 5314158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000218189 [Member} | Treasury United States Departmentof 4501115334159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000218189 [Member} | Treasury United States Departmentof 4000215344160 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000218189 [Member} | Alphabet Inc Class A 4161 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000218189 [Member} | Amazoncom Inc 4162 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000218189 [Member} | N V I D I A Corporation 4163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000218189 [Member} | United Health Group Incorporated 4164 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000218189 [Member} | Danaher Corporation 4165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000218189 [Member} | Intuit Inc 4166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000218189 [Member} | Total Net Assets 4167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Share Class A C000218189 [Member} | Information Technology 4173 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Share Class A C000218189 [Member} | Health Care 4174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Share Class A C000218189 [Member} | Financials 4175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Share Class A C000218189 [Member} | Government Securities 4176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Share Class A C000218189 [Member} | Industrials 4177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class A C000218189 [Member} | Consumer Discretionary 4178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class A C000218189 [Member} | Utilities 4179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000218189 [Member} | Communication Services 4180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000218189 [Member} | Other Short Term Investments 4181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000218189 [Member} | Energy 4182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000218189 [Member} | Other Sectors 4183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000218189 [Member} | Total Net Assets 4184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class A C000218189 [Member} | Derivative Instruments 4186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class A C000218189 [Member} | Total Net Assets 4187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class A C000218189 [Member} | Common Stocks 4143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
Share Class A C000218189 [Member} | Government And Agency Obligations 4144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Share Class A C000218189 [Member} | Corporate Bonds And Notes 4145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Share Class A C000218189 [Member} | Senior Floating Rate Instruments 4146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Share Class A C000218189 [Member} | Other Short Term Investments 4147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000218189 [Member} | Preferred Stocks 4148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class A C000218189 [Member} | Non U S Government Agency Asset Backed Securities 4149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000218189 [Member} | Investment Companies 4150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000218189 [Member} | Total Net Assets 4151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class A C000218189 [Member} | Option Contracts 4153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class A C000218189 [Member} | Total Net Assets 4154 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class A C000004656 [Member} | Microsoft Corporation 4199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Share Class A C000004656 [Member} | N V I D I A Corporation 4200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Share Class A C000004656 [Member} | Apple Inc 4201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Share Class A C000004656 [Member} | Amazoncom Inc 4202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class A C000004656 [Member} | Alphabet Inc Class A 4203 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class A C000004656 [Member} | Meta Platforms Inc Class A 4204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000004656 [Member} | Eli Lillyand Company 4205 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000004656 [Member} | Visa Inc Class A 4206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000004656 [Member} | Master Card Incorporated Class A 4207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000004656 [Member} | Netflix Inc 4208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000004656 [Member} | Total Net Assets 4209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
Share Class A C000004656 [Member} | Information Technology 4213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
Share Class A C000004656 [Member} | Communication Services 4214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Share Class A C000004656 [Member} | Consumer Discretionary 4215 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Share Class A C000004656 [Member} | Health Care 4216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Share Class A C000004656 [Member} | Financials 4217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class A C000004656 [Member} | Industrials 4218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000004656 [Member} | Consumer Staples 4219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class A C000004656 [Member} | Materials 4220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class A C000004656 [Member} | Other Short Term Investments 4221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000004656 [Member} | Total Net Assets 4222 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Share Class A C000004657 [Member} | T Rowe Price Government Reserve Fund 5314236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000004657 [Member} | Marvell Technology Inc 4237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000004657 [Member} | Microchip Technology Incorporated 4238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000004657 [Member} | Hologic Inc 4239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000004657 [Member} | The Trade Desk Inc Class A 4240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000004657 [Member} | Teleflex Incorporated 4241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000004657 [Member} | Dominos Pizza Inc 4242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000004657 [Member} | Agilent Technologies Inc 4243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000004657 [Member} | Textron Inc 4244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000004657 [Member} | Ball Corporation 4245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000004657 [Member} | Total Net Assets 4246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Share Class A C000004657 [Member} | Health Care 4250 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Share Class A C000004657 [Member} | Information Technology 4251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Share Class A C000004657 [Member} | Industrials 4252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Share Class A C000004657 [Member} | Consumer Discretionary 4253 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Share Class A C000004657 [Member} | Financials 4254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class A C000004657 [Member} | Materials 4255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class A C000004657 [Member} | Communication Services 4256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class A C000004657 [Member} | Energy 4257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000004657 [Member} | Other Short Term Investments 4258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000004657 [Member} | Consumer Staples 4259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000004657 [Member} | Other Sectors 4260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class A C000004657 [Member} | Total Net Assets 4261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Share Class A C000029598 [Member} | United States 2 Year Note Open Futures Contract 4288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Share Class A C000029598 [Member} | Treasury United States Departmentof 4630630264289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000029598 [Member} | Treasury United States Departmentof 4880531264290 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000029598 [Member} | c 3 Month S O F R Index Open Futures Contract 4291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000029598 [Member} | Treasury United States Departmentof 4880430264292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000029598 [Member} | Treasury United States Departmentof 4500331264293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class A C000029598 [Member} | Treasury United States Departmentof 2381015284294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000029598 [Member} | C D X N A I G 42 Credit Default Swap Agreement 4295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000029598 [Member} | Bankof Montreal 3700607254296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class A C000029598 [Member} | Federal National Mortgage Association Inc 6000801534297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000029598 [Member} | Total Net Assets 4298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Share Class A C000029598 [Member} | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000029598 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	114.90%
Percent of Total Short Exposure	(5.50%)
Share Class A C000029598 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000029598 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000029598 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class A C000029598 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000029598 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class A C000029598 [Member} | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000029598 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000029598 [Member} | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000029598 [Member} | Other Countries 4314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000029598 [Member} | Total Net Assets 4315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	136.50%
Share Class A C000029598 [Member} | Total Net Assets 4318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
Share Class A C000029598 [Member} | Corporate Bonds And Notes 4276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Share Class A C000029598 [Member} | Open Futures Contracts 4277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Share Class A C000029598 [Member} | Non U S Government Agency Asset Backed Securities 4278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Share Class A C000029598 [Member} | Government And Agency Obligations 4279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Share Class A C000029598 [Member} | Other Short Term Investments 4280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000029598 [Member} | Credit Default Swap Agreements 4281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000029598 [Member} | Total Net Assets 4282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	136.50%
Share Class A C000029598 [Member} | Open Futures Contracts 4284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
Share Class A C000029598 [Member} | Total Net Assets 4285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
Share Class A C000166581 [Member} | J N L Government Money Market Fund 531 Class S L 4339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000166581 [Member} | T Rowe Price Government Reserve Fund 5314340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000166581 [Member} | Osaic Holdings Inc 10750801274341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000166581 [Member} | Vistra Corp 8004342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000166581 [Member} | Aretec Escrow Issuer 2 Inc 10000815304343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000166581 [Member} | Sigma Holdco B V 7880515264344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000166581 [Member} | Enbridge Inc 8250115844345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000166581 [Member} | Heartland Dental L L C 10500430284346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000166581 [Member} | Community Health Systems Inc 8001215274347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000166581 [Member} | Civitas Resources Inc 8750701314348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000166581 [Member} | Total Net Assets 4349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Share Class A C000166581 [Member} | Corporate Bonds And Notes 4331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.80%
Share Class A C000166581 [Member} | Senior Floating Rate Instruments 4332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Share Class A C000166581 [Member} | Other Short Term Investments 4333 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class A C000166581 [Member} | Preferred Stocks 4334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class A C000166581 [Member} | Common Stocks 4335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000166581 [Member} | Total Net Assets 4336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
Share Class A C000004658 [Member} | Berkshire Hathaway Inc Class B 4363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000004658 [Member} | J P Morgan Chase Co 4364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000004658 [Member} | Elevance Health Inc 4365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000004658 [Member} | Kenvue Inc 4366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000004658 [Member} | Johnson Johnson 4367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000004658 [Member} | Bankof America Corporation 4368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000004658 [Member} | United Health Group Incorporated 4369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000004658 [Member} | Fiserv Inc 4370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000004658 [Member} | Conoco Phillips 4371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000004658 [Member} | The Charles Schwab Corporation 4372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class A C000004658 [Member} | Total Net Assets 4373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Share Class A C000004658 [Member} | Financials 4377 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Share Class A C000004658 [Member} | Health Care 4378 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Share Class A C000004658 [Member} | Industrials 4379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Share Class A C000004658 [Member} | Energy 4380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Share Class A C000004658 [Member} | Consumer Staples 4381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Share Class A C000004658 [Member} | Information Technology 4382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Share Class A C000004658 [Member} | Materials 4383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000004658 [Member} | Consumer Discretionary 4384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000004658 [Member} | Utilities 4385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000004658 [Member} | Real Estate 4386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000004658 [Member} | Other Sectors 4387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000004658 [Member} | Total Net Assets 4388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Share Class A C000234525 [Member} | Tencent Holdings Limited 4402 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Share Class A C000234525 [Member} | Prosus N V 4403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class A C000234525 [Member} | Shenzhou International Group Holdings Limited 4404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000234525 [Member} | Fuyao Glass Industry Group Co Ltd Class H 4405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000234525 [Member} | Kweichow Moutai Co Ltd Class A 4406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000234525 [Member} | Warom Technology Incorporated Company Class A 4407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000234525 [Member} | Qingdao Haier Biomedical Co Ltd Class A 4408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000234525 [Member} | Media Tek Inc 4409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000234525 [Member} | A I A Group Limited 4410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000234525 [Member} | N A R I Technology Co Ltd Class A 4411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000234525 [Member} | Total Net Assets 4412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Share Class A C000234525 [Member} | Consumer Discretionary 4425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Share Class A C000234525 [Member} | Industrials 4426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Share Class A C000234525 [Member} | Communication Services 4427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Share Class A C000234525 [Member} | Materials 4428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class A C000234525 [Member} | Health Care 4429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class A C000234525 [Member} | Financials 4430 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class A C000234525 [Member} | Information Technology 4431 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000234525 [Member} | Consumer Staples 4432 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000234525 [Member} | Other Short Term Investments 4433 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000234525 [Member} | Total Net Assets 4434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Share Class A C000234525 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	74.40%
Share Class A C000234525 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Share Class A C000234525 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000234525 [Member} | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Share Class A C000234525 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class A C000234525 [Member} | Total Net Assets 4421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Share Class A C000218191 [Member} | Novo Nordisk A S Class B 4448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Share Class A C000218191 [Member} | Icon Public Limited Company 4449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000218191 [Member} | Ferrari N V 4450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000218191 [Member} | A S M International N V 4451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000218191 [Member} | Taiwan Semiconductor Manufacturing Company Limited 4452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000218191 [Member} | Canadian Pacific Kansas City Limited 4453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000218191 [Member} | Astra Zeneca P L C 4454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000218191 [Member} | Safran 4455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000218191 [Member} | A S M L Holding N V 4456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000218191 [Member} | B A E Systems P L C 4457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000218191 [Member} | Total Net Assets 4458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Share Class A C000218191 [Member} | Industrials 4479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Share Class A C000218191 [Member} | Health Care 4480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Share Class A C000218191 [Member} | Financials 4481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Share Class A C000218191 [Member} | Information Technology 4482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Share Class A C000218191 [Member} | Consumer Discretionary 4483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Share Class A C000218191 [Member} | Energy 4484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000218191 [Member} | Communication Services 4485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000218191 [Member} | Consumer Staples 4486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000218191 [Member} | Materials 4487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000218191 [Member} | Other Short Term Investments 4488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000218191 [Member} | Total Net Assets 4489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class A C000218191 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000218191 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Share Class A C000218191 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Share Class A C000218191 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class A C000218191 [Member} | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000218191 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000218191 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Share Class A C000218191 [Member} | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000218191 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Share Class A C000218191 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class A C000218191 [Member} | Other Countries 4472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Share Class A C000218191 [Member} | Total Net Assets 4473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class A C000153492 [Member} | Hess Corporation Total Return Swap Agreement 4523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class A C000153492 [Member} | West Rock Company Total Return Swap Agreement 4524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000153492 [Member} | Endeavor Group Holdings Inc Total Return Swap Agreement 4525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class A C000153492 [Member} | J N L Government Money Market Fund 521 Class I 4526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000153492 [Member} | United States Steel Corporation Total Return Swap Agreement 4527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000153492 [Member} | Calumet Specialty Products Partners L P 11000415254528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000153492 [Member} | Altaba Inc 4529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000153492 [Member} | Amedisys Inc Total Return Swap Agreement 4530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000153492 [Member} | Axonics Inc Total Return Swap Agreement 4531 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000153492 [Member} | Altium Limited Total Return Swap Agreement 4532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000153492 [Member} | Total Net Assets 4533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Share Class A C000153492 [Member} | Derivative Instruments 4539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.20%
Share Class A C000153492 [Member} | Energy 4540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Share Class A C000153492 [Member} | Communication Services 4541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Share Class A C000153492 [Member} | Consumer Discretionary 4542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Share Class A C000153492 [Member} | Financials 4543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class A C000153492 [Member} | Industrials 4544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class A C000153492 [Member} | Health Care 4545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class A C000153492 [Member} | Investment Companies 4546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000153492 [Member} | Information Technology 4547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000153492 [Member} | Materials 4548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000153492 [Member} | Other Sectors 4549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Share Class A C000153492 [Member} | Total Net Assets 4550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	157.00%
Share Class A C000153492 [Member} | Derivative Instruments 4552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(29.00%)
Share Class A C000153492 [Member} | Government Securities 4553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Share Class A C000153492 [Member} | Information Technology 4554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class A C000153492 [Member} | Energy 4555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Share Class A C000153492 [Member} | Financials 4556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Share Class A C000153492 [Member} | Communication Services 4557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Share Class A C000153492 [Member} | Industrials 4558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000153492 [Member} | Total Net Assets 4559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.70%)
Share Class A C000153492 [Member} | Total Return Swap Agreements 4502 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Share Class A C000153492 [Member} | Common Stocks 4503 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Share Class A C000153492 [Member} | Corporate Bonds And Notes 4504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Share Class A C000153492 [Member} | Open Forward Foreign Currency Contracts 4505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Share Class A C000153492 [Member} | Investment Companies 4506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000153492 [Member} | Other Short Term Investments 4507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000153492 [Member} | Other Equity Interests 4508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000153492 [Member} | Preferred Stocks 4509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000153492 [Member} | Senior Floating Rate Instruments 4510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000153492 [Member} | Rights 4511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class A C000153492 [Member} | Other Asset Classes 4512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class A C000153492 [Member} | Total Net Assets 4513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	157.00%
Share Class A C000153492 [Member} | Total Return Swap Agreements 4515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(28.00%)
Share Class A C000153492 [Member} | Government And Agency Obligations 4516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Share Class A C000153492 [Member} | Option Contracts 4517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Share Class A C000153492 [Member} | Common Stocks 4518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Share Class A C000153492 [Member} | Open Forward Foreign Currency Contracts 4519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class A C000153492 [Member} | Total Net Assets 4520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.70%)
Share Class A C000106861 [Member} | United States 5 Year Note Open Futures Contract 4586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Share Class A C000106861 [Member} | U S D E U R Open Forward Foreign Currency Contract 4587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Share Class A C000106861 [Member} | Euro Bund Open Futures Contract 4588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class A C000106861 [Member} | U S D G B P Open Forward Foreign Currency Contract 4589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class A C000106861 [Member} | J N L Government Money Market Fund 521 Class I 4590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000106861 [Member} | Gobierno Federaldelos Estados Unidos Mexicanos 7500603274591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class A C000106861 [Member} | Treasury United States Departmentof 2001115264592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000106861 [Member} | Long Gilt Open Futures Contract 4593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class A C000106861 [Member} | Treasury United States Departmentof 1630215264594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000106861 [Member} | Treasury United States Departmentof 2880515324595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000106861 [Member} | Total Net Assets 4596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Share Class A C000106861 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000106861 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Share Class A C000106861 [Member} | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000106861 [Member} | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000106861 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Share Class A C000106861 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class A C000106861 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000106861 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000106861 [Member} | Argentina 4609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000106861 [Member} | Multi National 4610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000106861 [Member} | Other Countries 4612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Share Class A C000106861 [Member} | Total Net Assets 4613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	151.70%
Share Class A C000106861 [Member} | Corporate Bonds And Notes 4572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Share Class A C000106861 [Member} | Government And Agency Obligations 4573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Share Class A C000106861 [Member} | Open Futures Contracts 4574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Share Class A C000106861 [Member} | Open Forward Foreign Currency Contracts 4575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Share Class A C000106861 [Member} | Other Short Term Investments 4576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000106861 [Member} | Non U S Government Agency Asset Backed Securities 4577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000106861 [Member} | Senior Floating Rate Instruments 4578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class A C000106861 [Member} | Total Net Assets 4579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	151.70%
Share Class A C000106861 [Member} | Open Forward Foreign Currency Contracts 4581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
Share Class A C000106861 [Member} | Open Futures Contracts 4582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
Share Class A C000106861 [Member} | Total Net Assets 4583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)
Share Class A C000004630 [Member} | Taiwan Semiconductor Manufacturing Company Limited 4634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000004630 [Member} | A S M L Holding N V 4635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000004630 [Member} | Novo Nordisk A S Class B 4636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000004630 [Member} | Tokyo Electron Limited 4637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000004630 [Member} | J N L Government Money Market Fund 521 Class I 4638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000004630 [Member} | Media Tek Inc 4639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000004630 [Member} | Reliance Industries Limited 4640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000004630 [Member} | Icon Public Limited Company 4641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000004630 [Member} | Atlas Copco Aktiebolag Class A 4642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000004630 [Member} | London Stock Exchange Group P L C 4643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000004630 [Member} | Total Net Assets 4644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Share Class A C000004630 [Member} | Information Technology 4665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Share Class A C000004630 [Member} | Industrials 4666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Share Class A C000004630 [Member} | Consumer Discretionary 4667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Share Class A C000004630 [Member} | Health Care 4668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Share Class A C000004630 [Member} | Financials 4669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class A C000004630 [Member} | Materials 4670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000004630 [Member} | Energy 4671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class A C000004630 [Member} | Consumer Staples 4672 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000004630 [Member} | Other Short Term Investments 4673 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000004630 [Member} | Securities Lending Collateral 4674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class A C000004630 [Member} | Total Net Assets 4675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Share Class A C000004630 [Member} | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000004630 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class A C000004630 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000004630 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Share Class A C000004630 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Share Class A C000004630 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class A C000004630 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000004630 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class A C000004630 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class A C000004630 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Share Class A C000004630 [Member} | Other Countries 4658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Share Class A C000004630 [Member} | Total Net Assets 4659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Share Class A C000004651 [Member} | Microsoft Corporation 4699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class A C000004651 [Member} | Apple Inc 4700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000004651 [Member} | N V I D I A Corporation 4701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class A C000004651 [Member} | Alphabet Inc Class A 4702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000004651 [Member} | Amazoncom Inc 4703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000004651 [Member} | United Health Group Incorporated 4704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000004651 [Member} | J P Morgan Chase Co 4705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000004651 [Member} | Broadcom Inc 4706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000004651 [Member} | Meta Platforms Inc Class A 4707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class A C000004651 [Member} | Wells Fargo Company 4708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000004651 [Member} | Total Net Assets 4709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Share Class A C000004651 [Member} | Information Technology 4715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Share Class A C000004651 [Member} | Government Securities 4716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Share Class A C000004651 [Member} | Financials 4717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Share Class A C000004651 [Member} | U S Government Agency M B S 4718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Share Class A C000004651 [Member} | Health Care 4719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Share Class A C000004651 [Member} | Consumer Discretionary 4720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class A C000004651 [Member} | Communication Services 4721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class A C000004651 [Member} | Industrials 4722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000004651 [Member} | Consumer Staples 4723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000004651 [Member} | Energy 4724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000004651 [Member} | Other Sectors 4725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class A C000004651 [Member} | Total Net Assets 4726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Share Class A C000004651 [Member} | Derivative Instruments 4728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class A C000004651 [Member} | Total Net Assets 4729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class A C000004651 [Member} | Common Stocks 4688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%
Share Class A C000004651 [Member} | Government And Agency Obligations 4689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Share Class A C000004651 [Member} | Corporate Bonds And Notes 4690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class A C000004651 [Member} | Non U S Government Agency Asset Backed Securities 4691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000004651 [Member} | Short Term Investments 4692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class A C000004651 [Member} | Total Net Assets 4693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Share Class A C000004651 [Member} | Open Futures Contracts 4695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class A C000004651 [Member} | Total Net Assets 4696 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class A C000192064 [Member} | J P Morgan Chase Co 4741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class A C000192064 [Member} | Merck Co Inc 4742 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000192064 [Member} | Johnson Johnson 4743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000192064 [Member} | E O G Resources Inc 4744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class A C000192064 [Member} | Broadcom Inc 4745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000192064 [Member} | Pfizer Inc 4746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000192064 [Member} | Conoco Phillips 4747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class A C000192064 [Member} | Cisco Systems Inc 4748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000192064 [Member} | Philip Morris International Inc 4749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class A C000192064 [Member} | Gilead Sciences Inc 4750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000192064 [Member} | Total Net Assets 4751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Share Class A C000192064 [Member} | Financials 4755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Share Class A C000192064 [Member} | Health Care 4756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Share Class A C000192064 [Member} | Energy 4757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Share Class A C000192064 [Member} | Industrials 4758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Share Class A C000192064 [Member} | Consumer Staples 4759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class A C000192064 [Member} | Information Technology 4760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class A C000192064 [Member} | Utilities 4761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class A C000192064 [Member} | Consumer Discretionary 4762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class A C000192064 [Member} | Materials 4763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class A C000192064 [Member} | Real Estate 4764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class A C000192064 [Member} | Other Sectors 4765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000192064 [Member} | Total Net Assets 4766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Share Class A C000004639 [Member} | Equinix Inc 4780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class A C000004639 [Member} | Pro Logis Inc 4781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class A C000004639 [Member} | Welltower Inc 4782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class A C000004639 [Member} | Avalon Bay Communities Inc 4783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class A C000004639 [Member} | Mitsui Fudosan Co Ltd 4784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class A C000004639 [Member} | Simon Property Group Inc 4785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000004639 [Member} | Essex Property Trust Inc 4786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000004639 [Member} | Klepierre 4787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class A C000004639 [Member} | Extra Space Storage Inc 4788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000004639 [Member} | American Homes 4 Rent Class A 4789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class A C000004639 [Member} | Total Net Assets 4790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Share Class A C000004639 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.10%
Share Class A C000004639 [Member} | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class A C000004639 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Share Class A C000004639 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class A C000004639 [Member} | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000004639 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000004639 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000004639 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class A C000004639 [Member} | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class A C000004639 [Member} | Czech Republic 4802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class A C000004639 [Member} | Other Countries 4804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class A C000004639 [Member} | Total Net Assets 4805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
Share Class A C000004655 [Member} | J P Morgan Chase Co 4819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class A C000004655 [Member} | United Health Group Incorporated 4820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class A C000004655 [Member} | Johnson Johnson 4821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class A C000004655 [Member} | Cisco Systems Inc 4822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class A C000004655 [Member} | Elevance Health Inc 4823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000004655 [Member} | Pfizer Inc 4824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class A C000004655 [Member} | M T Bank Corporation 4825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000004655 [Member} | Corning Incorporated 4826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000004655 [Member} | Met Life Inc 4827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000004655 [Member} | American International Group Inc 4828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class A C000004655 [Member} | Total Net Assets 4829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Share Class A C000004655 [Member} | Financials 4833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Share Class A C000004655 [Member} | Health Care 4834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Share Class A C000004655 [Member} | Industrials 4835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Share Class A C000004655 [Member} | Information Technology 4836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Share Class A C000004655 [Member} | Energy 4837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class A C000004655 [Member} | Consumer Discretionary 4838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class A C000004655 [Member} | Consumer Staples 4839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class A C000004655 [Member} | Real Estate 4840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class A C000004655 [Member} | Communication Services 4841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class A C000004655 [Member} | Utilities 4842 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class A C000004655 [Member} | Other Sectors 4843 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class A C000004655 [Member} | Total Net Assets 4844 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Share Class I C000067992 [Member} | Global Balanced 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000067992 [Member} | Total Net Assets 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000225793 [Member} | Domestic Fixed Income 17 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000225793 [Member} | Total Net Assets 18 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000202636 [Member} | Global Balanced 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000202636 [Member} | Total Net Assets 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000085348 [Member} | Global Fixed Income 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000085348 [Member} | Total Net Assets 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000218223 [Member} | Global Equity 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000218223 [Member} | Total Net Assets 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000085350 [Member} | Global Equity 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000085350 [Member} | Total Net Assets 74 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000218224 [Member} | Domestic Equity 87 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000218224 [Member} | Total Net Assets 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000085352 [Member} | Domestic Equity 101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000085352 [Member} | Total Net Assets 102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000085353 [Member} | International Equity 115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000085353 [Member} | Total Net Assets 116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000085356 [Member} | Emerging Markets Equity 129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000085356 [Member} | Total Net Assets 130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000085346 [Member} | Domestic Equity 143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000085346 [Member} | Total Net Assets 144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000067972 [Member} | Domestic Fixed Income 157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000067972 [Member} | Total Net Assets 158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000102954 [Member} | Emerging Markets Equity 171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000102954 [Member} | Total Net Assets 172 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000067971 [Member} | International Equity 185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000067971 [Member} | Total Net Assets 186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000067969 [Member} | Domestic Equity 199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000067969 [Member} | Total Net Assets 200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000067970 [Member} | Domestic Equity 213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000067970 [Member} | Total Net Assets 214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000192205 [Member} | J N L Multi Manager U S Select Equity Fund Class I 226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Share Class I C000192205 [Member} | J N L Morningstar Wide Moat Index Fund Class I 227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class I C000192205 [Member} | J N L W C M Focused International Equity Fund Class I 228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class I C000192205 [Member} | J N L Causeway International Value Select Fund Class I 229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class I C000192205 [Member} | J N L Multi Manager Mid Cap Fund Class I 230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class I C000192205 [Member} | J N L T Rowe Price Value Fund Class I 231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000192205 [Member} | J N L Loomis Sayles Global Growth Fund Class I 232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class I C000192205 [Member} | J N L T Rowe Price Established Growth Fund Class I 233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000192205 [Member} | J N L G Q G Emerging Markets Equity Fund Class I 234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000192205 [Member} | J N L Harris Oakmark Global Equity Fund Class I 235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class I C000192205 [Member} | Total Net Assets 236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
Share Class I C000192205 [Member} | Domestic Equity 240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
Share Class I C000192205 [Member} | International Equity 241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Share Class I C000192205 [Member} | Global Equity 242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class I C000192205 [Member} | Emerging Markets Equity 243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Share Class I C000192205 [Member} | Domestic Fixed Income 244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000192205 [Member} | Alternative 245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000192205 [Member} | Total Net Assets 246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000218199 [Member} | J N L Double Line Total Return Fund Class I 260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Share Class I C000218199 [Member} | J N L Fidelity Institutional Asset Management Total Bond Fund Class I 261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Share Class I C000218199 [Member} | J N L Double Line Core Fixed Income Fund Class I 262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Share Class I C000218199 [Member} | J N L P P M America Total Return Fund Class I 263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class I C000218199 [Member} | J N L P I M C O Income Fund Class I 264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Share Class I C000218199 [Member} | J N L T Rowe Price Capital Appreciation Fund Class I 265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000218199 [Member} | J N L Multi Manager Alternative Fund Class I 266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000218199 [Member} | Jackson Credit Opportunities Fund Class I 267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000218199 [Member} | J N L Lord Abbett Short Duration Income Fund Class I 268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000218199 [Member} | J N L T Rowe Price U S High Yield Fund Class I 269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000218199 [Member} | Total Net Assets 270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
Share Class I C000218199 [Member} | Domestic Fixed Income 274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
Share Class I C000218199 [Member} | Alternative 275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Share Class I C000218199 [Member} | Domestic Equity 276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class I C000218199 [Member} | Domestic Balanced 277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000218199 [Member} | Emerging Markets Fixed Income 278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000218199 [Member} | International Equity 279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000218199 [Member} | Emerging Markets Equity 280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000218199 [Member} | Total Net Assets 281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000192204 [Member} | J N L Multi Manager U S Select Equity Fund Class I 295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class I C000192204 [Member} | J N L W C M Focused International Equity Fund Class I 296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000192204 [Member} | J N L Causeway International Value Select Fund Class I 297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class I C000192204 [Member} | J N L Morningstar Wide Moat Index Fund Class I 298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000192204 [Member} | J N L Multi Manager Mid Cap Fund Class I 299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000192204 [Member} | J N L T Rowe Price Value Fund Class I 300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000192204 [Member} | J N L T Rowe Price Established Growth Fund Class I 301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000192204 [Member} | J N L J P Morgan U S Value Fund Class I 302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000192204 [Member} | J N L W M C Equity Income Fund Class I 303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000192204 [Member} | J N L Double Line Core Fixed Income Fund Class I 304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000192204 [Member} | Total Net Assets 305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
Share Class I C000192204 [Member} | Domestic Equity 309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Share Class I C000192204 [Member} | International Equity 310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Share Class I C000192204 [Member} | Domestic Fixed Income 311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Share Class I C000192204 [Member} | Global Equity 312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Share Class I C000192204 [Member} | Alternative 313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Share Class I C000192204 [Member} | Emerging Markets Equity 314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000192204 [Member} | Emerging Markets Fixed Income 315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000192204 [Member} | Total Net Assets 316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000218213 [Member} | J N L Fidelity Institutional Asset Management Total Bond Fund Class I 330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Share Class I C000218213 [Member} | J N L Double Line Core Fixed Income Fund Class I 331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class I C000218213 [Member} | J N L Double Line Total Return Fund Class I 332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class I C000218213 [Member} | J N L T Rowe Price Capital Appreciation Fund Class I 333 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class I C000218213 [Member} | J N L P P M America Total Return Fund Class I 334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000218213 [Member} | J N L Multi Manager Alternative Fund Class I 335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000218213 [Member} | J N L P I M C O Income Fund Class I 336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000218213 [Member} | J N L Multi Manager U S Select Equity Fund Class I 337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class I C000218213 [Member} | Jackson Credit Opportunities Fund Class I 338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000218213 [Member} | J N L Morningstar Wide Moat Index Fund Class I 339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000218213 [Member} | Total Net Assets 340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Share Class I C000218213 [Member} | Domestic Fixed Income 344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
Share Class I C000218213 [Member} | Domestic Equity 345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Share Class I C000218213 [Member} | Alternative 346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class I C000218213 [Member} | Domestic Balanced 347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class I C000218213 [Member} | International Equity 348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000218213 [Member} | Emerging Markets Equity 349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000218213 [Member} | Global Equity 350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000218213 [Member} | Emerging Markets Fixed Income 351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000218213 [Member} | Total Net Assets 352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000192203 [Member} | J N L Multi Manager U S Select Equity Fund Class I 366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000192203 [Member} | J N L T Rowe Price Capital Appreciation Fund Class I 367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000192203 [Member} | J N L Fidelity Institutional Asset Management Total Bond Fund Class I 368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class I C000192203 [Member} | J N L Double Line Total Return Fund Class I 369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class I C000192203 [Member} | J N L Double Line Core Fixed Income Fund Class I 370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class I C000192203 [Member} | J N L Multi Manager Alternative Fund Class I 371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000192203 [Member} | J N L W C M Focused International Equity Fund Class I 372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000192203 [Member} | J N L Causeway International Value Select Fund Class I 373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000192203 [Member} | J N L Morningstar Wide Moat Index Fund Class I 374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000192203 [Member} | J N L Multi Manager Mid Cap Fund Class I 375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000192203 [Member} | Total Net Assets 376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
Share Class I C000192203 [Member} | Domestic Equity 380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Share Class I C000192203 [Member} | Domestic Fixed Income 381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Share Class I C000192203 [Member} | Alternative 382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Share Class I C000192203 [Member} | International Equity 383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Share Class I C000192203 [Member} | Domestic Balanced 384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000192203 [Member} | Emerging Markets Equity 385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000192203 [Member} | Global Equity 386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000192203 [Member} | Emerging Markets Fixed Income 387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000192203 [Member} | Total Net Assets 388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000192213 [Member} | American Funds Investment Companyof America Fund Class R 6402 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Share Class I C000192213 [Member} | American Funds Insurance Series Growth Fund Class 1403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Share Class I C000192213 [Member} | American Funds Insurance Series Washington Mutual Investors Fund Class 1404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Share Class I C000192213 [Member} | American Funds Insurance Series Global Growth Fund Class 1405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class I C000192213 [Member} | American Funds American Mutual Fund Class R 6406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class I C000192213 [Member} | American Funds Insurance Series The Bond Fundof America Class 1407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class I C000192213 [Member} | American Funds S M A L L C A P World Fund Class R 6408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class I C000192213 [Member} | American Funds Euro Pacific Growth Fund Class R 6409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class I C000192213 [Member} | American Funds International Growthand Income Fund Class R 6410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000192213 [Member} | American Funds New World Fund Class R 6411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000192213 [Member} | Total Net Assets 412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
Share Class I C000192213 [Member} | Domestic Equity 416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
Share Class I C000192213 [Member} | Domestic Fixed Income 417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Share Class I C000192213 [Member} | Global Equity 418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Share Class I C000192213 [Member} | International Equity 419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Share Class I C000192213 [Member} | Emerging Markets Equity 420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000192213 [Member} | Emerging Markets Fixed Income 421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000192213 [Member} | Total Net Assets 422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000192212 [Member} | American Funds Insurance Series The Bond Fundof America Class 1436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Share Class I C000192212 [Member} | American Funds Investment Companyof America Fund Class R 6437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Share Class I C000192212 [Member} | American Funds Insurance Series Washington Mutual Investors Fund Class 1438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Share Class I C000192212 [Member} | American Funds Insurance Series Growth Fund Class 1439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class I C000192212 [Member} | American Funds Strategic Bond Fund Class R 6440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class I C000192212 [Member} | American Funds Mortgage Fund Class R 6441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class I C000192212 [Member} | American Funds American Mutual Fund Class R 6442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000192212 [Member} | American Funds S M A L L C A P World Fund Class R 6443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000192212 [Member} | American Funds Insurance Series Global Growth Fund Class 1444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class I C000192212 [Member} | American Funds Euro Pacific Growth Fund Class R 6445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000192212 [Member} | Total Net Assets 446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
Share Class I C000192212 [Member} | Domestic Equity 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Share Class I C000192212 [Member} | Domestic Fixed Income 451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Share Class I C000192212 [Member} | Global Equity 452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Share Class I C000192212 [Member} | International Equity 453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Share Class I C000192212 [Member} | Emerging Markets Equity 454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000192212 [Member} | Emerging Markets Fixed Income 455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000192212 [Member} | Total Net Assets 456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000192201 [Member} | J N L T Rowe Price Value Fund Class I 470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Share Class I C000192201 [Member} | J N L Clear Bridge Large Cap Growth Fund Class I 471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class I C000192201 [Member} | J N L Black Rock Large Cap Select Growth Fund Class I 472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Share Class I C000192201 [Member} | J N L T Rowe Price Established Growth Fund Class I 473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class I C000192201 [Member} | J N L Causeway International Value Select Fund Class I 474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class I C000192201 [Member} | J N L Invesco Diversified Dividend Fund Class I 475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000192201 [Member} | J N L Invesco Global Growth Fund Class I 476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000192201 [Member} | J N L W M C Value Fund Class I 477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000192201 [Member} | J N L W C M Focused International Equity Fund Class I 478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000192201 [Member} | J N L William Blair International Leaders Fund Class I 479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000192201 [Member} | Total Net Assets 480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.30%
Share Class I C000192201 [Member} | Domestic Equity 484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.40%
Share Class I C000192201 [Member} | International Equity 485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Share Class I C000192201 [Member} | Domestic Fixed Income 486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class I C000192201 [Member} | Global Equity 487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000192201 [Member} | Emerging Markets Equity 488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000192201 [Member} | Emerging Markets Fixed Income 489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000192201 [Member} | Alternative 490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192201 [Member} | Short Term Investments 491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000192201 [Member} | Total Net Assets 492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000192197 [Member} | J N L Double Line Total Return Fund Class I 506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Share Class I C000192197 [Member} | J N L Double Line Core Fixed Income Fund Class I 507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Share Class I C000192197 [Member} | J N L P P M America Total Return Fund Class I 508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Share Class I C000192197 [Member} | J N L J P Morgan U S Government Quality Bond Fund Class I 509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Share Class I C000192197 [Member} | J N L P I M C O Income Fund Class I 510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class I C000192197 [Member} | J N L Fidelity Institutional Asset Management Total Bond Fund Class I 511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class I C000192197 [Member} | J N L P I M C O Investment Grade Credit Bond Fund Class I 512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000192197 [Member} | J N L Neuberger Berman Strategic Income Fund Class I 513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000192197 [Member} | J N L P I M C O Real Return Fund Class I 514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000192197 [Member} | J N L D F A U S Core Equity Fund Class I 515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000192197 [Member} | Total Net Assets 516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.90%
Share Class I C000192197 [Member} | Domestic Fixed Income 520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.70%
Share Class I C000192197 [Member} | Domestic Equity 521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Share Class I C000192197 [Member} | International Equity 522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000192197 [Member} | Global Fixed Income 523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000192197 [Member} | Emerging Markets Fixed Income 524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000192197 [Member} | Alternative 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192197 [Member} | Emerging Markets Equity 526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000192197 [Member} | Short Term Investments 527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000192197 [Member} | Total Net Assets 528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000192200 [Member} | J N L T Rowe Price Value Fund Class I 542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Share Class I C000192200 [Member} | J N L T Rowe Price Established Growth Fund Class I 543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class I C000192200 [Member} | J N L Clear Bridge Large Cap Growth Fund Class I 544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class I C000192200 [Member} | J N L Black Rock Large Cap Select Growth Fund Class I 545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class I C000192200 [Member} | J N L Causeway International Value Select Fund Class I 546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class I C000192200 [Member} | J N L Invesco Diversified Dividend Fund Class I 547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000192200 [Member} | J N L William Blair International Leaders Fund Class I 548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000192200 [Member} | J N L Double Line Total Return Fund Class I 549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000192200 [Member} | J N L W M C Value Fund Class I 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000192200 [Member} | J N L P P M America Total Return Fund Class I 551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000192200 [Member} | Total Net Assets 552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
Share Class I C000192200 [Member} | Domestic Equity 556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Share Class I C000192200 [Member} | Domestic Fixed Income 557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Share Class I C000192200 [Member} | International Equity 558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Share Class I C000192200 [Member} | Global Equity 559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000192200 [Member} | Emerging Markets Fixed Income 560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000192200 [Member} | Emerging Markets Equity 561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192200 [Member} | Alternative 562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192200 [Member} | Short Term Investments 563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000192200 [Member} | Total Net Assets 564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000192198 [Member} | J N L Double Line Total Return Fund Class I 578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Share Class I C000192198 [Member} | J N L P P M America Total Return Fund Class I 579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Share Class I C000192198 [Member} | J N L Double Line Core Fixed Income Fund Class I 580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class I C000192198 [Member} | J N L J P Morgan U S Government Quality Bond Fund Class I 581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000192198 [Member} | J N L P I M C O Investment Grade Credit Bond Fund Class I 582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000192198 [Member} | J N L P I M C O Income Fund Class I 583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class I C000192198 [Member} | J N L T Rowe Price Value Fund Class I 584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class I C000192198 [Member} | J N L T Rowe Price Established Growth Fund Class I 585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000192198 [Member} | J N L Fidelity Institutional Asset Management Total Bond Fund Class I 586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000192198 [Member} | J N L Clear Bridge Large Cap Growth Fund Class I 587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000192198 [Member} | Total Net Assets 588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Share Class I C000192198 [Member} | Domestic Fixed Income 592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Share Class I C000192198 [Member} | Domestic Equity 593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Share Class I C000192198 [Member} | International Equity 594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class I C000192198 [Member} | Emerging Markets Fixed Income 595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000192198 [Member} | Global Fixed Income 596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000192198 [Member} | Alternative 597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192198 [Member} | Emerging Markets Equity 598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000192198 [Member} | Short Term Investments 599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000192198 [Member} | Total Net Assets 600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000192199 [Member} | J N L T Rowe Price Established Growth Fund Class I 614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Share Class I C000192199 [Member} | J N L T Rowe Price Value Fund Class I 615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class I C000192199 [Member} | J N L Clear Bridge Large Cap Growth Fund Class I 616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class I C000192199 [Member} | J N L Double Line Total Return Fund Class I 617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000192199 [Member} | J N L P P M America Total Return Fund Class I 618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000192199 [Member} | J N L J P Morgan U S Government Quality Bond Fund Class I 619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000192199 [Member} | J N L Double Line Core Fixed Income Fund Class I 620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000192199 [Member} | J N L Causeway International Value Select Fund Class I 621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000192199 [Member} | J N L Invesco Diversified Dividend Fund Class I 622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000192199 [Member} | J N L Black Rock Large Cap Select Growth Fund Class I 623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000192199 [Member} | Total Net Assets 624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
Share Class I C000192199 [Member} | Domestic Equity 628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Share Class I C000192199 [Member} | Domestic Fixed Income 629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Share Class I C000192199 [Member} | International Equity 630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Share Class I C000192199 [Member} | Emerging Markets Fixed Income 631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000192199 [Member} | Alternative 632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192199 [Member} | Emerging Markets Equity 633 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192199 [Member} | Global Equity 634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192199 [Member} | Short Term Investments 635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000192199 [Member} | Total Net Assets 636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000218219 [Member} | i Shares Core S P U S Growth E T F 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class I C000218219 [Member} | i Shares Core S P 500 E T F 651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Share Class I C000218219 [Member} | i Shares M S C I Intl Quality Factor E T F 652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Share Class I C000218219 [Member} | i Shares Core S P Mid Cap E T F 653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class I C000218219 [Member} | i Shares Core U S Aggregate Bond E T F 654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class I C000218219 [Member} | i Shares Core Dividend Growth E T F 655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class I C000218219 [Member} | i Shares Morningstar Value E T F 656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class I C000218219 [Member} | i Shares Core M S C I E A F E E T F 657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class I C000218219 [Member} | i Shares M S C I U S A Quality Factor E T F 658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class I C000218219 [Member} | i Shares M B S E T F 659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000218219 [Member} | Total Net Assets 660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.90%
Share Class I C000218219 [Member} | Domestic Equity 664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.20%
Share Class I C000218219 [Member} | Domestic Fixed Income 665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Share Class I C000218219 [Member} | International Equity 666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Share Class I C000218219 [Member} | Emerging Markets Equity 667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000218219 [Member} | Securities Lending Collateral 668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000218219 [Member} | Global Equity 669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000218219 [Member} | Total Net Assets 670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
Share Class I C000218215 [Member} | i Shares Core U S Aggregate Bond E T F 684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Share Class I C000218215 [Member} | i Shares M B S E T F 685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Share Class I C000218215 [Member} | i Shares 510 Year Investment Grade Corporate Bond E T F 686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Share Class I C000218215 [Member} | i Shares Core S P 500 E T F 687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class I C000218215 [Member} | i Shares 05 Year High Yield Corporate Bond E T F 688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000218215 [Member} | i Shares M S C I Intl Quality Factor E T F 689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000218215 [Member} | i Shares Core Dividend Growth E T F 690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000218215 [Member} | i Shares Core S P Mid Cap E T F 691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000218215 [Member} | i Shares Morningstar Value E T F 692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000218215 [Member} | Van Eck Morningstar Wide Moat E T F 693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000218215 [Member} | Total Net Assets 694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.40%
Share Class I C000218215 [Member} | Domestic Fixed Income 698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%
Share Class I C000218215 [Member} | Domestic Equity 699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Share Class I C000218215 [Member} | International Equity 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class I C000218215 [Member} | Emerging Markets Equity 701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000218215 [Member} | Securities Lending Collateral 702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class I C000218215 [Member} | Total Net Assets 703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Share Class I C000218216 [Member} | i Shares Core U S Aggregate Bond E T F 717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Share Class I C000218216 [Member} | i Shares M B S E T F 718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Share Class I C000218216 [Member} | i Shares Core S P U S Growth E T F 719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class I C000218216 [Member} | i Shares Core S P 500 E T F 720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class I C000218216 [Member} | i Shares 510 Year Investment Grade Corporate Bond E T F 721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class I C000218216 [Member} | i Shares Core S P Mid Cap E T F 722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class I C000218216 [Member} | i Shares Core Dividend Growth E T F 723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class I C000218216 [Member} | i Shares Morningstar Value E T F 724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000218216 [Member} | i Shares M S C I Intl Quality Factor E T F 725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000218216 [Member} | J N L Government Money Market Fund 531 Class S L 726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000218216 [Member} | Total Net Assets 727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
Share Class I C000218216 [Member} | Domestic Equity 731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Share Class I C000218216 [Member} | Domestic Fixed Income 732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Share Class I C000218216 [Member} | International Equity 733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Share Class I C000218216 [Member} | Securities Lending Collateral 734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000218216 [Member} | Emerging Markets Equity 735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000218216 [Member} | Global Equity 736 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000218216 [Member} | Short Term Investments 737 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000218216 [Member} | Total Net Assets 738 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.90%
Share Class I C000192081 [Member} | Vanguard Total Stock Market E T F 752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Share Class I C000192081 [Member} | Vanguard Value E T F 753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Share Class I C000192081 [Member} | Vanguard F T S E Developed Markets E T F 754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Share Class I C000192081 [Member} | Vanguard Growth E T F 755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class I C000192081 [Member} | Vanguard Dividend Appreciation E T F 756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class I C000192081 [Member} | Vanguard Total Bond Market E T F 757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Share Class I C000192081 [Member} | Vanguard Mortgage Backed Securities E T F 758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class I C000192081 [Member} | Vanguard International Dividend Appreciation E T F 759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000192081 [Member} | Vanguard F T S E Emerging Markets E T F 760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000192081 [Member} | Vanguard Mid Cap E T F 761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000192081 [Member} | Total Net Assets 762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.80%
Share Class I C000192081 [Member} | Domestic Equity 766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Share Class I C000192081 [Member} | International Equity 767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Share Class I C000192081 [Member} | Domestic Fixed Income 768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Share Class I C000192081 [Member} | Emerging Markets Equity 769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000192081 [Member} | Securities Lending Collateral 770 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000192081 [Member} | Emerging Markets Fixed Income 771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000192081 [Member} | Total Net Assets 772 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
Share Class I C000192069 [Member} | Vanguard Total Bond Market E T F 786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Share Class I C000192069 [Member} | Vanguard Mortgage Backed Securities E T F 787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Share Class I C000192069 [Member} | Vanguard Total Stock Market E T F 788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Share Class I C000192069 [Member} | Vanguard Value E T F 789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class I C000192069 [Member} | Vanguard F T S E Developed Markets E T F 790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Share Class I C000192069 [Member} | Vanguard Short Term Corporate Bond E T F 791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class I C000192069 [Member} | Vanguard Intermediate Term Treasury E T F 792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000192069 [Member} | Vanguard Growth E T F 793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class I C000192069 [Member} | J N L Government Money Market Fund 531 Class S L 794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000192069 [Member} | Vanguard Emerging Markets Government Bond E T F 795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class I C000192069 [Member} | Total Net Assets 796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
Share Class I C000192069 [Member} | Domestic Fixed Income 800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Share Class I C000192069 [Member} | Domestic Equity 801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Share Class I C000192069 [Member} | International Equity 802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class I C000192069 [Member} | Securities Lending Collateral 803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000192069 [Member} | Emerging Markets Fixed Income 804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class I C000192069 [Member} | Emerging Markets Equity 805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000192069 [Member} | Short Term Investments 806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000192069 [Member} | Total Net Assets 807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.10%
Share Class I C000192079 [Member} | Vanguard Total Stock Market E T F 821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Share Class I C000192079 [Member} | Vanguard Total Bond Market E T F 822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Share Class I C000192079 [Member} | Vanguard Value E T F 823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Share Class I C000192079 [Member} | Vanguard Mortgage Backed Securities E T F 824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Share Class I C000192079 [Member} | Vanguard F T S E Developed Markets E T F 825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Share Class I C000192079 [Member} | Vanguard Growth E T F 826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class I C000192079 [Member} | Vanguard Dividend Appreciation E T F 827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000192079 [Member} | Vanguard Emerging Markets Government Bond E T F 828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000192079 [Member} | Vanguard Short Term Corporate Bond E T F 829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000192079 [Member} | Vanguard Intermediate Term Treasury E T F 830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000192079 [Member} | Total Net Assets 831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.70%
Share Class I C000192079 [Member} | Domestic Equity 835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Share Class I C000192079 [Member} | Domestic Fixed Income 836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Share Class I C000192079 [Member} | International Equity 837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Share Class I C000192079 [Member} | Emerging Markets Fixed Income 838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000192079 [Member} | Securities Lending Collateral 839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000192079 [Member} | Emerging Markets Equity 840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000192079 [Member} | Total Net Assets 841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
Share Class I C000225787 [Member} | J N L Government Money Market Fund 521 Class I 855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000225787 [Member} | Treasury United States Departmentof 063081530856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000225787 [Member} | Federal National Mortgage Association Inc 550071554857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000225787 [Member} | Treasury United States Departmentof 088111530858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000225787 [Member} | Treasury United States Departmentof 450111533859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000225787 [Member} | Federal National Mortgage Association Inc 600071554860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000225787 [Member} | Federal National Mortgage Association Inc 650071554861 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000225787 [Member} | Treasury United States Departmentof 125081531862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000225787 [Member} | Treasury United States Departmentof 313111528863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000225787 [Member} | Treasury United States Departmentof 263021529864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000225787 [Member} | Total Net Assets 865 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Share Class I C000225787 [Member} | Government Securities 869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Share Class I C000225787 [Member} | U S Government Agency M B S 870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Share Class I C000225787 [Member} | Financials 871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Share Class I C000225787 [Member} | Other Short Term Investments 872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000225787 [Member} | Health Care 873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000225787 [Member} | Utilities 874 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000225787 [Member} | Information Technology 875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000225787 [Member} | Consumer Staples 876 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000225787 [Member} | Energy 877 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000225787 [Member} | Communication Services 878 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000225787 [Member} | Other Sectors 879 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class I C000225787 [Member} | Total Net Assets 880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.70%
Share Class I C000225787 [Member} | U S Government Agency M B S 882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Share Class I C000225787 [Member} | Total Net Assets 883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Share Class I C000225789 [Member} | Taiwan Semiconductor Manufacturing Company Limited 897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Share Class I C000225789 [Member} | Samsung Electronics Co Ltd 898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000225789 [Member} | Tencent Holdings Limited 899 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000225789 [Member} | Reliance Industries Limited 900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000225789 [Member} | Alibaba Group Holding Limited 901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000225789 [Member} | M S C I Emerging Markets Index Open Futures Contract 902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000225789 [Member} | H D F C Bank Limited 903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000225789 [Member} | S K Hynix Inc 904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000225789 [Member} | Pinduoduo 905 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000225789 [Member} | International Holdings Limited 906 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000225789 [Member} | Total Net Assets 907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Share Class I C000225789 [Member} | Information Technology 928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Share Class I C000225789 [Member} | Financials 929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Share Class I C000225789 [Member} | Consumer Discretionary 930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class I C000225789 [Member} | Industrials 931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class I C000225789 [Member} | Communication Services 932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Share Class I C000225789 [Member} | Materials 933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class I C000225789 [Member} | Energy 934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class I C000225789 [Member} | Consumer Staples 935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000225789 [Member} | Utilities 936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000225789 [Member} | Health Care 937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000225789 [Member} | Other Sectors 938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000225789 [Member} | Total Net Assets 939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
Share Class I C000225789 [Member} | INDIA
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Share Class I C000225789 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Share Class I C000225789 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Share Class I C000225789 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000225789 [Member} | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class I C000225789 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000225789 [Member} | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000225789 [Member} | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000225789 [Member} | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000225789 [Member} | United Arab Emirates 919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000225789 [Member} | Other Countries 921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Share Class I C000225789 [Member} | Total Net Assets 922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
Share Class I C000225788 [Member} | Novo Nordisk A S Class B 951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000225788 [Member} | A S M L Holding N V 952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000225788 [Member} | Nestle S A Class N 953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000225788 [Member} | Toyota Motor Corporation 954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000225788 [Member} | Astra Zeneca P L C 955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000225788 [Member} | Shell P L C Class A 956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000225788 [Member} | Novartis A G Class N 957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000225788 [Member} | S A P S E 958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000225788 [Member} | L V M H Moet Hennessy Louis Vuitton 959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000225788 [Member} | Roche Holding A G 960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000225788 [Member} | Total Net Assets 961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Share Class I C000225788 [Member} | Financials 988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Share Class I C000225788 [Member} | Industrials 989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Share Class I C000225788 [Member} | Health Care 990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Share Class I C000225788 [Member} | Consumer Discretionary 991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Share Class I C000225788 [Member} | Information Technology 992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class I C000225788 [Member} | Consumer Staples 993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class I C000225788 [Member} | Materials 994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Share Class I C000225788 [Member} | Energy 995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000225788 [Member} | Communication Services 996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000225788 [Member} | Utilities 997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000225788 [Member} | Other Sectors 998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000225788 [Member} | Total Net Assets 999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
Share Class I C000225788 [Member} | Derivative Instruments 1001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Share Class I C000225788 [Member} | Total Net Assets 1002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Share Class I C000225788 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Share Class I C000225788 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Share Class I C000225788 [Member} | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000225788 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class I C000225788 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Share Class I C000225788 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class I C000225788 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Share Class I C000225788 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000225788 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class I C000225788 [Member} | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000225788 [Member} | Other Countries 975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Share Class I C000225788 [Member} | Total Net Assets 976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
Share Class I C000225788 [Member} | Multi National 978 [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.40%)
Share Class I C000225788 [Member} | Total Net Assets 982 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Share Class I C000225785 [Member} | S P Midcap 400 Index Open Futures Contract 1014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000225785 [Member} | Pure Storage Inc Class A 1015 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000225785 [Member} | Carlisle Companies Incorporated 1016 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000225785 [Member} | Williams Sonoma Inc 1017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000225785 [Member} | E M C O R Group Inc 1018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000225785 [Member} | Lennox International Inc 1019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000225785 [Member} | Illumina Inc 1020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000225785 [Member} | Reliance Inc 1021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000225785 [Member} | Bio Marin Pharmaceutical Inc 1022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000225785 [Member} | Burlington Stores Inc 1023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000225785 [Member} | Total Net Assets 1024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000225785 [Member} | Industrials 1028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Share Class I C000225785 [Member} | Financials 1029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Share Class I C000225785 [Member} | Consumer Discretionary 1030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Share Class I C000225785 [Member} | Health Care 1032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class I C000225785 [Member} | Materials 1034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000225785 [Member} | Information Technology 1031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Share Class I C000225785 [Member} | Real Estate 1033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class I C000225785 [Member} | Energy 1035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000225785 [Member} | Consumer Staples 1036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000225785 [Member} | Utilities 1037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000225785 [Member} | Other Sectors 1038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000225785 [Member} | Total Net Assets 1039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
Share Class I C000225786 [Member} | J N L Government Money Market Fund 531 Class S L 1053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000225786 [Member} | Abercrombie Fitch Co Class A 1054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000225786 [Member} | Fabrinet 1055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000225786 [Member} | The Ensign Group Inc 1056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000225786 [Member} | S P S Commerce Inc 1057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000225786 [Member} | A T I Inc 1058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000225786 [Member} | S P X Technologies Inc 1059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000225786 [Member} | Comerica Incorporated 1060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000225786 [Member} | Mueller Industries Inc 1061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000225786 [Member} | Robert Half Inc 1062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000225786 [Member} | Total Net Assets 1063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class I C000225786 [Member} | Financials 1067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Share Class I C000225786 [Member} | Consumer Discretionary 1069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Share Class I C000225786 [Member} | Industrials 1068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Share Class I C000225786 [Member} | Information Technology 1070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Share Class I C000225786 [Member} | Health Care 1071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class I C000225786 [Member} | Real Estate 1072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class I C000225786 [Member} | Materials 1073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class I C000225786 [Member} | Energy 1074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000225786 [Member} | Consumer Staples 1075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000225786 [Member} | Communication Services 1076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000225786 [Member} | Other Sectors 1077 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000225786 [Member} | Total Net Assets 1078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
Share Class I C000192217 [Member} | J N L Government Money Market Fund 521 Class I 1121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Share Class I C000192217 [Member} | Meta Platforms Inc Class A 1122 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000192217 [Member} | United States Long Bond Open Futures Contract 1123 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000192217 [Member} | Alphabet Inc Class A 1124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000192217 [Member} | Amazoncom Inc 1125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000192217 [Member} | Hess Corporation 1126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000192217 [Member} | Oracle Corporation 1127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000192217 [Member} | Treasury United States Departmentof 5110711241128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000192217 [Member} | Treasury United States Departmentof 5320905241129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000192217 [Member} | Netflix Inc 1130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000192217 [Member} | Total Net Assets 1131 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Share Class I C000192217 [Member} | Other Short Term Investments 1135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Share Class I C000192217 [Member} | Information Technology 1136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Share Class I C000192217 [Member} | Communication Services 1137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Share Class I C000192217 [Member} | Derivative Instruments 1138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Share Class I C000192217 [Member} | Non U S Government Agency A B S 1139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Share Class I C000192217 [Member} | Health Care 1140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class I C000192217 [Member} | Consumer Discretionary 1141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Share Class I C000192217 [Member} | Financials 1142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Share Class I C000192217 [Member} | Industrials 1143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class I C000192217 [Member} | Materials 1144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000192217 [Member} | Other Sectors 1145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Share Class I C000192217 [Member} | Total Net Assets 1146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	130.90%
Share Class I C000192217 [Member} | Derivative Instruments 1148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.40%)
Share Class I C000192217 [Member} | Information Technology 1149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
Share Class I C000192217 [Member} | Consumer Discretionary 1150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
Share Class I C000192217 [Member} | Investment Companies 1151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Share Class I C000192217 [Member} | Other Short Term Investments 1152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
Share Class I C000192217 [Member} | Industrials 1153 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
Share Class I C000192217 [Member} | Health Care 1154 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
Share Class I C000192217 [Member} | Financials 1155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Share Class I C000192217 [Member} | Materials 1156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Share Class I C000192217 [Member} | Communication Services 1157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Share Class I C000192217 [Member} | Other Sectors 1158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Share Class I C000192217 [Member} | Total Net Assets 1159 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(37.90%)
Share Class I C000192217 [Member} | Common Stocks 1093 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%
Share Class I C000192217 [Member} | Corporate Bonds And Notes 1094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Share Class I C000192217 [Member} | Other Short Term Investments 1095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Share Class I C000192217 [Member} | Non U S Government Agency Asset Backed Securities 1096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Share Class I C000192217 [Member} | Open Futures Contracts 1097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class I C000192217 [Member} | Contracts For Difference 1098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000192217 [Member} | Government And Agency Obligations 1099 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000192217 [Member} | Total Return Swap Agreements 1100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192217 [Member} | Open Forward Foreign Currency Contracts 1101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000192217 [Member} | Other Equity Interests 1102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000192217 [Member} | Other Asset Classes 1103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000192217 [Member} | Total Net Assets 1104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	130.90%
Share Class I C000192217 [Member} | Common Stocks 1106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.10%)
Share Class I C000192217 [Member} | Contracts For Difference 1107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
Share Class I C000192217 [Member} | Total Return Swap Agreements 1108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
Share Class I C000192217 [Member} | Investment Companies 1109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
Share Class I C000192217 [Member} | Short Term Investments 1110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
Share Class I C000192217 [Member} | Open Futures Contracts 1111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Share Class I C000192217 [Member} | Corporate Bonds And Notes 1112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Share Class I C000192217 [Member} | Open Forward Foreign Currency Contracts 1113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Share Class I C000192217 [Member} | Preferred Stocks 1114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000192217 [Member} | Option Contracts 1115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000192217 [Member} | Total Net Assets 1116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(37.90%)
Share Class I C000067997 [Member} | Taiwan Semiconductor Manufacturing Company Limited 1173 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class I C000067997 [Member} | Samsung Electronics Co Ltd 1174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000067997 [Member} | I C I C I Bank Limited 1175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000067997 [Member} | S K Hynix Inc 1176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000067997 [Member} | Baltic Classifieds Group P L C 1177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000067997 [Member} | Media Tek Inc 1178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000067997 [Member} | J N L Government Money Market Fund 521 Class I 1179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000067997 [Member} | Naspers Limited Class N 1180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000067997 [Member} | Grupa Pracuj Spolka Akcyjna 1181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000067997 [Member} | N U Holdings Ltd Class A 1182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000067997 [Member} | Total Net Assets 1183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Share Class I C000067997 [Member} | Information Technology 1207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Share Class I C000067997 [Member} | Financials 1208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Share Class I C000067997 [Member} | Industrials 1209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Share Class I C000067997 [Member} | Consumer Discretionary 1210 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Share Class I C000067997 [Member} | Communication Services 1211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class I C000067997 [Member} | Consumer Staples 1212 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000067997 [Member} | Energy 1213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000067997 [Member} | Materials 1214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000067997 [Member} | Utilities 1215 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000067997 [Member} | Health Care 1216 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000067997 [Member} | Other Sectors 1217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000067997 [Member} | Total Net Assets 1218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Share Class I C000067997 [Member} | Derivative Instruments 1220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000067997 [Member} | Total Net Assets 1221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000067997 [Member} | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Share Class I C000067997 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Share Class I C000067997 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Share Class I C000067997 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class I C000067997 [Member} | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Share Class I C000067997 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000067997 [Member} | POLAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000067997 [Member} | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000067997 [Member} | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000067997 [Member} | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000067997 [Member} | Other Countries 1197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Share Class I C000067997 [Member} | Total Net Assets 1198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Share Class I C000067997 [Member} | Total Net Assets 1201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000202638 [Member} | J N L Government Money Market Fund 521 Class I 1233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000202638 [Member} | Hypoport S E Class N 1234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000202638 [Member} | Games Workshop Group P L C 1235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000202638 [Member} | Global Unichip Corp 1236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000202638 [Member} | Bper Banca S P A 1237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000202638 [Member} | Birlasoft Solutions Ltda 1238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000202638 [Member} | A S P E E D Technology Inc 1239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000202638 [Member} | Unipol Gruppo Sp A 1240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000202638 [Member} | Addtech A B Class B 1241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000202638 [Member} | Celestica Inc 1242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000202638 [Member} | Total Net Assets 1243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class I C000202638 [Member} | Information Technology 1264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Share Class I C000202638 [Member} | Industrials 1265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Share Class I C000202638 [Member} | Financials 1266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Share Class I C000202638 [Member} | Consumer Discretionary 1267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class I C000202638 [Member} | Communication Services 1268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000202638 [Member} | Health Care 1269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000202638 [Member} | Energy 1270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000202638 [Member} | Materials 1271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000202638 [Member} | Utilities 1272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000202638 [Member} | Real Estate 1273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000202638 [Member} | Other Sectors 1274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000202638 [Member} | Total Net Assets 1275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class I C000202638 [Member} | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000202638 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Share Class I C000202638 [Member} | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000202638 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Share Class I C000202638 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class I C000202638 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000202638 [Member} | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000202638 [Member} | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000202638 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000202638 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000202638 [Member} | Other Countries 1257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Share Class I C000202638 [Member} | Total Net Assets 1258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class I C000192221 [Member} | J N L Government Money Market Fund 521 Class I 1287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000192221 [Member} | Fair Isaac Corporation 1288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000192221 [Member} | The Clorox Company 1289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192221 [Member} | Dentsply Sirona Inc 1290 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000192221 [Member} | Celsius Holdings Inc 1291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000192221 [Member} | c 3 M Company 1292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000192221 [Member} | Henkel A G Co K Ga A 1293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000192221 [Member} | Freshpet Inc 1294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000192221 [Member} | Mettler Toledo International Inc 1295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000192221 [Member} | Mc Cormick Company Incorporated 1296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000192221 [Member} | Total Net Assets 1297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Share Class I C000192221 [Member} | Industrials 1301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Share Class I C000192221 [Member} | Information Technology 1302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Share Class I C000192221 [Member} | Health Care 1303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Share Class I C000192221 [Member} | Financials 1304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Share Class I C000192221 [Member} | Consumer Staples 1305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Share Class I C000192221 [Member} | Consumer Discretionary 1306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Share Class I C000192221 [Member} | Utilities 1307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000192221 [Member} | Other Short Term Investments 1308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000192221 [Member} | Materials 1309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000192221 [Member} | Real Estate 1310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000192221 [Member} | Other Sectors 1311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000192221 [Member} | Total Net Assets 1312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000067991 [Member} | J N L Government Money Market Fund 521 Class I 1326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000067991 [Member} | Ryan Specialty Group Holdings Inc Class A 1327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000067991 [Member} | Saia Inc 1328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000067991 [Member} | Indie Semiconductor Inc Class A 1329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000067991 [Member} | Fair Isaac Corporation 1330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000067991 [Member} | Shift 4 Payments L L C Class A 1331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000067991 [Member} | n Cino Op Co Inc 1332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000067991 [Member} | Ollies Bargain Outlet Holdings Inc 1333 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000067991 [Member} | Chart Industries Inc 1334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000067991 [Member} | S P S Commerce Inc 1335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000067991 [Member} | Total Net Assets 1336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Share Class I C000067991 [Member} | Information Technology 1340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Share Class I C000067991 [Member} | Industrials 1341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Share Class I C000067991 [Member} | Health Care 1342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Share Class I C000067991 [Member} | Financials 1343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Share Class I C000067991 [Member} | Consumer Discretionary 1344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Share Class I C000067991 [Member} | Communication Services 1345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000067991 [Member} | Consumer Staples 1346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000067991 [Member} | Other Short Term Investments 1347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000067991 [Member} | Energy 1348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000067991 [Member} | Materials 1349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000067991 [Member} | Other Sectors 1350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000067991 [Member} | Total Net Assets 1351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Share Class I C000067994 [Member} | J N L Government Money Market Fund 521 Class I 1365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000067994 [Member} | White Mountains Insurance Group Ltd 1366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000067994 [Member} | Air Lease Corporation Class A 1367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000067994 [Member} | A C I Worldwide Inc 1368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000067994 [Member} | Element Solutions Inc 1369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000067994 [Member} | Hillman Solutions Corp Class A 1370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000067994 [Member} | Addus Home Care Corporation 1371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000067994 [Member} | A Pi Group Corp 1372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000067994 [Member} | Vm Consolidated Inc Class A 1373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000067994 [Member} | Wintrust Financial Corporation 1374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000067994 [Member} | Total Net Assets 1375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Share Class I C000067994 [Member} | Information Technology 1383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class I C000067994 [Member} | Industrials 1379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Share Class I C000067994 [Member} | Financials 1380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Share Class I C000067994 [Member} | Consumer Discretionary 1381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Share Class I C000067994 [Member} | Health Care 1382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Share Class I C000067994 [Member} | Consumer Staples 1384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class I C000067994 [Member} | Real Estate 1385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000067994 [Member} | Energy 1386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000067994 [Member} | Materials 1387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000067994 [Member} | Utilities 1388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000067994 [Member} | Other Sectors 1389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000067994 [Member} | Total Net Assets 1390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class I C000239074 [Member} | N V I D I A Corporation 1404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class I C000239074 [Member} | Amazoncom Inc 1405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class I C000239074 [Member} | Microsoft Corporation 1406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000239074 [Member} | Meta Platforms Inc Class A 1407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000239074 [Member} | Eli Lillyand Company 1408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class I C000239074 [Member} | Visa Inc Class A 1409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000239074 [Member} | App Lovin Corporation Class A 1410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000239074 [Member} | Broadcom Inc 1411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000239074 [Member} | Mc Kesson Corporation 1412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000239074 [Member} | Novo Nordisk A S 1413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000239074 [Member} | Total Net Assets 1414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
Share Class I C000239074 [Member} | Information Technology 1418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Share Class I C000239074 [Member} | Health Care 1419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Share Class I C000239074 [Member} | Communication Services 1420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Share Class I C000239074 [Member} | Industrials 1421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class I C000239074 [Member} | Consumer Staples 1422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class I C000239074 [Member} | Financials 1423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Share Class I C000239074 [Member} | Consumer Discretionary 1424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class I C000239074 [Member} | Utilities 1425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000239074 [Member} | Energy 1426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000239074 [Member} | Materials 1427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000239074 [Member} | Other Sectors 1428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000239074 [Member} | Total Net Assets 1429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Share Class I C000192047 [Member} | Microsoft Corporation 1443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Share Class I C000192047 [Member} | N V I D I A Corporation 1444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000192047 [Member} | Apple Inc 1445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000192047 [Member} | Amazoncom Inc 1446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000192047 [Member} | Meta Platforms Inc Class A 1447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000192047 [Member} | Alphabet Inc Class A 1448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000192047 [Member} | Alphabet Inc Class C 1449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000192047 [Member} | Berkshire Hathaway Inc Class B 1450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000192047 [Member} | Eli Lillyand Company 1451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000192047 [Member} | Broadcom Inc 1452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192047 [Member} | Total Net Assets 1453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Share Class I C000192047 [Member} | Information Technology 1457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Share Class I C000192047 [Member} | Financials 1458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Share Class I C000192047 [Member} | Health Care 1459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class I C000192047 [Member} | Consumer Discretionary 1460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Share Class I C000192047 [Member} | Communication Services 1461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class I C000192047 [Member} | Industrials 1462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Share Class I C000192047 [Member} | Consumer Staples 1463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class I C000192047 [Member} | Energy 1464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000192047 [Member} | Utilities 1465 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000192047 [Member} | Materials 1466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000192047 [Member} | Other Sectors 1467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000192047 [Member} | Total Net Assets 1468 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
Share Class I C000234520 [Member} | U S D G B P Open Forward Foreign Currency Contract 1482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class I C000234520 [Member} | N V I D I A Corporation 1483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000234520 [Member} | Microsoft Corporation 1484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000234520 [Member} | Waste Management Inc 1485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000234520 [Member} | Visa Inc Class A 1486 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000234520 [Member} | Taiwan Semiconductor Manufacturing Company Limited 1487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000234520 [Member} | Next Era Energy Inc 1488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000234520 [Member} | Flex Ltd 1489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000234520 [Member} | Adobe Inc 1490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000234520 [Member} | A S M L Holding N V 1491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000234520 [Member} | Total Net Assets 1492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Share Class I C000234520 [Member} | Information Technology 1526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Share Class I C000234520 [Member} | Industrials 1527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Share Class I C000234520 [Member} | Health Care 1528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Share Class I C000234520 [Member} | Financials 1529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Share Class I C000234520 [Member} | Derivative Instruments 1530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Share Class I C000234520 [Member} | Consumer Staples 1531 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000234520 [Member} | Utilities 1532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000234520 [Member} | Consumer Discretionary 1533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000234520 [Member} | Other Short Term Investments 1534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000234520 [Member} | Energy 1535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000234520 [Member} | Total Net Assets 1536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.10%
Share Class I C000234520 [Member} | Derivative Instruments 1538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Share Class I C000234520 [Member} | Total Net Assets 1539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Share Class I C000234520 [Member} | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000234520 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000234520 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000234520 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	76.10%
Share Class I C000234520 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000234520 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Share Class I C000234520 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000234520 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000234520 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000234520 [Member} | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000234520 [Member} | Other Countries 1508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class I C000234520 [Member} | Total Net Assets 1509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.10%
Share Class I C000234520 [Member} | Total Net Assets 1522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Share Class I C000210326 [Member} | J N L Government Money Market Fund 521 Class I 1553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000210326 [Member} | S P 500 Index Open Futures Contract 1554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000210326 [Member} | Vertex Pharmaceuticals Incorporated 1555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000210326 [Member} | Costco Wholesale Corporation 1556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000210326 [Member} | Eli Lillyand Company 1557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000210326 [Member} | Meta Platforms Inc Class A 1558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000210326 [Member} | Walmart Inc 1559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000210326 [Member} | Alphabet Inc Class A 1560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000210326 [Member} | Mc Kesson Corporation 1561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000210326 [Member} | T Mobile U S Inc 1562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000210326 [Member} | Total Net Assets 1563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Share Class I C000210326 [Member} | Financials 1569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Share Class I C000210326 [Member} | Industrials 1570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Share Class I C000210326 [Member} | Health Care 1567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Share Class I C000210326 [Member} | Consumer Staples 1568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Share Class I C000210326 [Member} | Information Technology 1571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class I C000210326 [Member} | Consumer Discretionary 1572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Share Class I C000210326 [Member} | Communication Services 1573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class I C000210326 [Member} | Energy 1574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000210326 [Member} | Other Short Term Investments 1575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000210326 [Member} | Derivative Instruments 1576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000210326 [Member} | Other Sectors 1577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000210326 [Member} | Total Net Assets 1578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
Share Class I C000192071 [Member} | Mercado Libre Inc 1592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class I C000192071 [Member} | A S M L Holding N V 1593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class I C000192071 [Member} | Taiwan Semiconductor Manufacturing Company Limited 1594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class I C000192071 [Member} | Spotify Technology S A 1595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class I C000192071 [Member} | N V I D I A Corporation 1596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000192071 [Member} | Adyen N V 1597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000192071 [Member} | Atlas Copco Aktiebolag Class A 1598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000192071 [Member} | Pinduoduo 1599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000192071 [Member} | Ferrari N V 1600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000192071 [Member} | Coupang Inc Class A 1601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000192071 [Member} | Total Net Assets 1602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Share Class I C000192071 [Member} | Information Technology 1624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Share Class I C000192071 [Member} | Materials 1630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000192071 [Member} | Total Net Assets 1633 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Share Class I C000192071 [Member} | Consumer Discretionary 1623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Share Class I C000192071 [Member} | Financials 1625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Share Class I C000192071 [Member} | Health Care 1626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Share Class I C000192071 [Member} | Industrials 1627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Share Class I C000192071 [Member} | Communication Services 1628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Share Class I C000192071 [Member} | Consumer Staples 1629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000192071 [Member} | Other Short Term Investments 1631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class I C000192071 [Member} | Securities Lending Collateral 1632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class I C000192071 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Share Class I C000192071 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class I C000192071 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Share Class I C000192071 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000192071 [Member} | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Share Class I C000192071 [Member} | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000192071 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Share Class I C000192071 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000192071 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000192071 [Member} | Argentina 1610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class I C000192071 [Member} | Other Countries 1616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Share Class I C000192071 [Member} | Total Net Assets 1617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Share Class I C000225791 [Member} | N V I D I A Corporation 1645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class I C000225791 [Member} | Amazoncom Inc 1646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class I C000225791 [Member} | The Trade Desk Inc Class A 1647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Share Class I C000225791 [Member} | Meta Platforms Inc Class A 1648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class I C000225791 [Member} | Netflix Inc 1649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000225791 [Member} | Shopify Inc Class A 1650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000225791 [Member} | Moderna Inc 1651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000225791 [Member} | Tesla Inc 1652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000225791 [Member} | Door Dash Inc Class A 1653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000225791 [Member} | Cloudflare Inc Class A 1654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000225791 [Member} | Total Net Assets 1655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Share Class I C000225791 [Member} | Consumer Staples 1668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000225791 [Member} | Information Technology 1659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Share Class I C000225791 [Member} | Consumer Discretionary 1660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Share Class I C000225791 [Member} | Communication Services 1661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Share Class I C000225791 [Member} | Health Care 1662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Share Class I C000225791 [Member} | Financials 1663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000225791 [Member} | Industrials 1664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000225791 [Member} | Real Estate 1665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000225791 [Member} | Securities Lending Collateral 1666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000225791 [Member} | Other Short Term Investments 1667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000225791 [Member} | Other Sectors 1669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class I C000225791 [Member} | Total Net Assets 1670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
Share Class I C000090918 [Member} | U S S O F R Interest Rate Swap Agreement 1707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Share Class I C000090918 [Member} | United States 5 Year Note Open Futures Contract 1708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Share Class I C000090918 [Member} | J N L Government Money Market Fund 521 Class I 1709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Share Class I C000090918 [Member} | U S S O F R Interest Rate Swap Agreement 1710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Share Class I C000090918 [Member} | U S S O F R Interest Rate Swap Agreement 1711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class I C000090918 [Member} | U S S O F R Interest Rate Swap Agreement 1712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class I C000090918 [Member} | U S S O F R Interest Rate Swap Agreement 1713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class I C000090918 [Member} | Sterling Overnight Index Average Rate Interest Rate Swap Agreement 1714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class I C000090918 [Member} | Euro B O B L Open Futures Contract 1715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000090918 [Member} | Microsoft Corporation 1716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000090918 [Member} | Total Net Assets 1717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
Share Class I C000090918 [Member} | Industrials 1757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class I C000090918 [Member} | Derivative Instruments 1751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	118.60%
Share Class I C000090918 [Member} | Information Technology 1752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Share Class I C000090918 [Member} | Financials 1753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Share Class I C000090918 [Member} | Other Short Term Investments 1754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Share Class I C000090918 [Member} | Consumer Discretionary 1755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Share Class I C000090918 [Member} | Health Care 1756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Share Class I C000090918 [Member} | Communication Services 1758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000090918 [Member} | Government Securities 1759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000090918 [Member} | Energy 1760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000090918 [Member} | Other Sectors 1761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Share Class I C000090918 [Member} | Total Net Assets 1762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	219.20%
Share Class I C000090918 [Member} | Derivative Instruments 1764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(79.80%)
Share Class I C000090918 [Member} | Total Net Assets 1765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(79.80%)
Share Class I C000090918 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000090918 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	148.60%
Share Class I C000090918 [Member} | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000090918 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class I C000090918 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Share Class I C000090918 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000090918 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Share Class I C000090918 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000090918 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000090918 [Member} | Multi National 1728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000090918 [Member} | Other Countries 1733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Share Class I C000090918 [Member} | Total Net Assets 1734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	219.20%
Share Class I C000090918 [Member} | Total Net Assets 1747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(79.80%)
Share Class I C000090918 [Member} | Interest Rate Swap Agreements 1685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.60%
Share Class I C000090918 [Member} | Common Stocks 1686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Share Class I C000090918 [Member} | Open Futures Contracts 1687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Share Class I C000090918 [Member} | Other Short Term Investments 1688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class I C000090918 [Member} | Open Forward Foreign Currency Contracts 1689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Share Class I C000090918 [Member} | Corporate Bonds And Notes 1690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class I C000090918 [Member} | Government And Agency Obligations 1691 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Share Class I C000090918 [Member} | Non U S Government Agency Asset Backed Securities 1692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000090918 [Member} | Senior Floating Rate Instruments 1693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000090918 [Member} | Investment Companies 1694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000090918 [Member} | Other Asset Classes 1695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000090918 [Member} | Total Net Assets 1696 [Member]
Holdings [Line Items]
Percent of Net Asset Value	219.20%
Share Class I C000090918 [Member} | Open Futures Contracts 1698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(48.70%)
Share Class I C000090918 [Member} | Open Forward Foreign Currency Contracts 1699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.40%)
Share Class I C000090918 [Member} | Interest Rate Swap Agreements 1700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
Share Class I C000090918 [Member} | Contracts For Difference 1701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
Share Class I C000090918 [Member} | Credit Default Swap Agreements 1702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Share Class I C000090918 [Member} | Option Contracts 1703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Share Class I C000090918 [Member} | Total Net Assets 1704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(79.80%)
Share Class I C000067999 [Member} | Shell P L C Class A 1779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class I C000067999 [Member} | Exxon Mobil Corporation 1780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class I C000067999 [Member} | B P P L C 1781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000067999 [Member} | Total Energies S E 1782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000067999 [Member} | Smurfit Kappa Funding Designated Activity Company 1783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000067999 [Member} | J N L Government Money Market Fund 531 Class S L 1784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000067999 [Member} | Wheaton Precious Metals Corp 1785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000067999 [Member} | Rio Tinto P L C 1786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000067999 [Member} | Nutrien Ltd 1787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000067999 [Member} | Glencore P L C 1788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000067999 [Member} | Total Net Assets 1789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Share Class I C000067999 [Member} | Materials 1808 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
Share Class I C000067999 [Member} | Energy 1809 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Share Class I C000067999 [Member} | Securities Lending Collateral 1810 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000067999 [Member} | Consumer Staples 1811 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000067999 [Member} | Other Short Term Investments 1812 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000067999 [Member} | Total Net Assets 1813 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.50%
Share Class I C000067999 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Share Class I C000067999 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Share Class I C000067999 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Share Class I C000067999 [Member} | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000067999 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000067999 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000067999 [Member} | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000067999 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000067999 [Member} | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000067999 [Member} | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000067999 [Member} | Other Countries 1803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000067999 [Member} | Total Net Assets 1804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.50%
Share Class I C000067984 [Member} | N V I D I A Corporation 1827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Share Class I C000067984 [Member} | Microsoft Corporation 1828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class I C000067984 [Member} | Amazoncom Inc 1829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Share Class I C000067984 [Member} | Apple Inc 1830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class I C000067984 [Member} | Meta Platforms Inc Class A 1831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000067984 [Member} | Broadcom Inc 1832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000067984 [Member} | Alphabet Inc Class A 1833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000067984 [Member} | Intuit Inc 1834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000067984 [Member} | Eli Lillyand Company 1835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000067984 [Member} | A S M L Holding N V 1836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000067984 [Member} | Total Net Assets 1837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
Share Class I C000067984 [Member} | Information Technology 1841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Share Class I C000067984 [Member} | Consumer Discretionary 1842 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Share Class I C000067984 [Member} | Communication Services 1843 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Share Class I C000067984 [Member} | Health Care 1844 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Share Class I C000067984 [Member} | Financials 1845 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class I C000067984 [Member} | Industrials 1846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000067984 [Member} | Real Estate 1847 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000067984 [Member} | Materials 1848 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000067984 [Member} | Other Short Term Investments 1849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class I C000067984 [Member} | Total Net Assets 1850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Share Class I C000067965 [Member} | Rolls Royce Holdings P L C 1864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000067965 [Member} | Samsung Electronics Co Ltd 1865 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000067965 [Member} | Barclays P L C 1866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000067965 [Member} | Alstom 1867 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000067965 [Member} | Shell P L C Class A 1868 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000067965 [Member} | Roche Holding A G 1869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000067965 [Member} | B P P L C 1870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000067965 [Member} | Kering 1871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000067965 [Member} | Prudential Public Limited Company 1872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000067965 [Member} | Enel Sp A 1873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000067965 [Member} | Total Net Assets 1874 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Share Class I C000067965 [Member} | Industrials 1898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Share Class I C000067965 [Member} | Financials 1899 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Share Class I C000067965 [Member} | Information Technology 1900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Share Class I C000067965 [Member} | Health Care 1901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Share Class I C000067965 [Member} | Consumer Staples 1902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Share Class I C000067965 [Member} | Energy 1903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class I C000067965 [Member} | Consumer Discretionary 1904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class I C000067965 [Member} | Utilities 1905 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000067965 [Member} | Materials 1906 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000067965 [Member} | Communication Services 1907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000067965 [Member} | Other Sectors 1908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000067965 [Member} | Total Net Assets 1909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Share Class I C000067965 [Member} | Derivative Instruments 1911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000067965 [Member} | Total Net Assets 1912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000067965 [Member} | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000067965 [Member} | HONG KONG
Holdings [Line Items]
Percent of Total Short Exposure	0.00%
Share Class I C000067965 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Share Class I C000067965 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Share Class I C000067965 [Member} | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000067965 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Share Class I C000067965 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000067965 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000067965 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Share Class I C000067965 [Member} | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000067965 [Member} | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000067965 [Member} | Other Countries 1888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class I C000067965 [Member} | Total Net Assets 1889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Share Class I C000067965 [Member} | Total Net Assets 1892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000192057 [Member} | N V I D I A Corporation 1924 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class I C000192057 [Member} | Amazoncom Inc 1925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Share Class I C000192057 [Member} | Microsoft Corporation 1926 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Share Class I C000192057 [Member} | Meta Platforms Inc Class A 1927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class I C000192057 [Member} | Apple Inc 1928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000192057 [Member} | Visa Inc Class A 1929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000192057 [Member} | Netflix Inc 1930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000192057 [Member} | United Health Group Incorporated 1931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000192057 [Member} | Intuitive Surgical Inc 1932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000192057 [Member} | Palo Alto Networks Inc 1933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000192057 [Member} | Total Net Assets 1934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Share Class I C000192057 [Member} | Information Technology 1938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Share Class I C000192057 [Member} | Health Care 1939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Share Class I C000192057 [Member} | Communication Services 1940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class I C000192057 [Member} | Consumer Discretionary 1941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Share Class I C000192057 [Member} | Financials 1942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class I C000192057 [Member} | Industrials 1943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Share Class I C000192057 [Member} | Consumer Staples 1944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000192057 [Member} | Real Estate 1945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000192057 [Member} | Materials 1946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000192057 [Member} | Other Short Term Investments 1947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000192057 [Member} | Other Sectors 1948 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000192057 [Member} | Total Net Assets 1949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Share Class I C000210330 [Member} | Novo Nordisk A S Class B 1963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000210330 [Member} | Total Energies S E 1964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000210330 [Member} | Shell P L C Class A 1965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000210330 [Member} | Toyota Motor Corporation 1966 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000210330 [Member} | Nestle S A Class N 1967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000210330 [Member} | J N L Government Money Market Fund 531 Class S L 1968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000210330 [Member} | Novartis A G Class N 1969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000210330 [Member} | A S M L Holding N V 1970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000210330 [Member} | B P P L C 1971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000210330 [Member} | Roche Holding A G 1972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000210330 [Member} | Total Net Assets 1973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class I C000210330 [Member} | Financials 1994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Share Class I C000210330 [Member} | Industrials 1995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Share Class I C000210330 [Member} | Consumer Discretionary 1996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Share Class I C000210330 [Member} | Materials 1997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Share Class I C000210330 [Member} | Energy 1998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Share Class I C000210330 [Member} | Health Care 1999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class I C000210330 [Member} | Consumer Staples 2000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class I C000210330 [Member} | Information Technology 2001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000210330 [Member} | Communication Services 2002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000210330 [Member} | Utilities 2003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000210330 [Member} | Other Sectors 2004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000210330 [Member} | Total Net Assets 2005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Share Class I C000210330 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Share Class I C000210330 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Share Class I C000210330 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class I C000210330 [Member} | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000210330 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000210330 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class I C000210330 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000210330 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Share Class I C000210330 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000210330 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class I C000210330 [Member} | Other Countries 1987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Share Class I C000210330 [Member} | Total Net Assets 1988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Share Class I C000067990 [Member} | N V I D I A Corporation 2017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000067990 [Member} | Apple Inc 2018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000067990 [Member} | Microsoft Corporation 2019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000067990 [Member} | Amazoncom Inc 2020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000067990 [Member} | Meta Platforms Inc Class A 2021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000067990 [Member} | Alphabet Inc Class A 2022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000067990 [Member} | Alphabet Inc Class C 2023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000067990 [Member} | Eli Lillyand Company 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000067990 [Member} | J P Morgan Chase Co 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000067990 [Member} | Exxon Mobil Corporation 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000067990 [Member} | Total Net Assets 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Share Class I C000067990 [Member} | Information Technology 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Share Class I C000067990 [Member} | Financials 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Share Class I C000067990 [Member} | Industrials 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Share Class I C000067990 [Member} | Consumer Discretionary 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Share Class I C000067990 [Member} | Health Care 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class I C000067990 [Member} | Communication Services 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class I C000067990 [Member} | Consumer Staples 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000067990 [Member} | Energy 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class I C000067990 [Member} | Materials 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000067990 [Member} | Utilities 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000067990 [Member} | Other Sectors 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000067990 [Member} | Total Net Assets 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000218179 [Member} | Abercrombie Fitch Co Class A 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class I C000218179 [Member} | J N L Government Money Market Fund 531 Class S L 2057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class I C000218179 [Member} | elf Beauty Inc 2058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class I C000218179 [Member} | Onto Innovation Inc 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class I C000218179 [Member} | Fabrinet 2060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class I C000218179 [Member} | Gap Inc The 2061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class I C000218179 [Member} | Sprouts Farmers Market Inc 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class I C000218179 [Member} | Evercore Inc Class A 2063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class I C000218179 [Member} | Coca Cola Consolidated Inc 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class I C000218179 [Member} | H R Block Inc 2065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class I C000218179 [Member} | Total Net Assets 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000218179 [Member} | Industrials 2070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Share Class I C000218179 [Member} | Financials 2071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Share Class I C000218179 [Member} | Consumer Discretionary 2072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Share Class I C000218179 [Member} | Information Technology 2073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Share Class I C000218179 [Member} | Health Care 2074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class I C000218179 [Member} | Energy 2075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class I C000218179 [Member} | Materials 2076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class I C000218179 [Member} | Consumer Staples 2077 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000218179 [Member} | Communication Services 2078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000218179 [Member} | Utilities 2079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000218179 [Member} | Other Sectors 2080 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000218179 [Member} | Total Net Assets 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Share Class I C000067976 [Member} | United States 2 Year Note Open Futures Contract 2111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Share Class I C000067976 [Member} | Treasury United States Departmentof 0881115302112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000067976 [Member} | Treasury United States Departmentof 1130815402113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000067976 [Member} | J N L Government Money Market Fund 521 Class I 2114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000067976 [Member} | Treasury United States Departmentof 1880215412115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000067976 [Member} | Treasury United States Departmentof 0630515302116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000067976 [Member} | Treasury United States Departmentof 0630815302117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000067976 [Member} | Treasury United States Departmentof 0750131282118 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000067976 [Member} | Treasury United States Departmentof 1750815412119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000067976 [Member} | Treasury United States Departmentof 5311001242120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000067976 [Member} | Total Net Assets 2121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.70%
Share Class I C000067976 [Member} | Open Futures Contracts 2096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
Share Class I C000067976 [Member} | Government And Agency Obligations 2097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Share Class I C000067976 [Member} | Corporate Bonds And Notes 2098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Share Class I C000067976 [Member} | Non U S Government Agency Asset Backed Securities 2099 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Share Class I C000067976 [Member} | Other Short Term Investments 2100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000067976 [Member} | Senior Floating Rate Instruments 2101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000067976 [Member} | Open Forward Foreign Currency Contracts 2102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class I C000067976 [Member} | Common Stocks 2103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000067976 [Member} | Warrants 2104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000067976 [Member} | Total Net Assets 2105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	154.80%
Share Class I C000067976 [Member} | Open Futures Contracts 2107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Share Class I C000067976 [Member} | Total Net Assets 2108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Share Class I C000192219 [Member} | Gobierno Federaldelos Estados Unidos Mexicanos 6340504532142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000192219 [Member} | Banco Internacional Del Peru S A A Interbank 4000708302143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000192219 [Member} | C E M E X S A Bde C V 5132144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000192219 [Member} | Guara Norte Sarl 5200615342145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000192219 [Member} | Bancolombia S A 4631218292146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000192219 [Member} | Departamento Administrativo De La Presidencia De La Republica 5000615452147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000192219 [Member} | United Overseas Bank Limited 1750316312148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000192219 [Member} | B B V A Bancomer S A Institucionde Banca Multiple Grupo Financiero B B V A Bancomer 5130118332149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000192219 [Member} | Minejesa Capital B V 5630810372150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192219 [Member} | Empresas Publicasde Medellin E S P 4250718292151 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192219 [Member} | Total Net Assets 2152 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Share Class I C000192219 [Member} | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Share Class I C000192219 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Share Class I C000192219 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000192219 [Member} | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Share Class I C000192219 [Member} | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class I C000192219 [Member} | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Share Class I C000192219 [Member} | PERU
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Share Class I C000192219 [Member} | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000192219 [Member} | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000192219 [Member} | PANAMA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000192219 [Member} | Other Countries 2168 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Share Class I C000192219 [Member} | Total Net Assets 2169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Share Class I C000192219 [Member} | Corporate Bonds And Notes 2136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
Share Class I C000192219 [Member} | Government And Agency Obligations 2137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Share Class I C000192219 [Member} | Other Short Term Investments 2138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000192219 [Member} | Total Net Assets 2139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Share Class I C000159264 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 2192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class I C000159264 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 2193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class I C000159264 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 2194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class I C000159264 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 2195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000159264 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 2196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000159264 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 2197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000159264 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 2198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000159264 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 2199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000159264 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 2200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000159264 [Member} | Schiller Barclays C A P E U S Sector I I Index Total Return Swap Agreement 2201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000159264 [Member} | Total Net Assets 2202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Share Class I C000159264 [Member} | Total Return Swap Agreements 2182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Share Class I C000159264 [Member} | Non U S Government Agency Asset Backed Securities 2183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Share Class I C000159264 [Member} | Government And Agency Obligations 2184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Share Class I C000159264 [Member} | Corporate Bonds And Notes 2185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Share Class I C000159264 [Member} | Other Short Term Investments 2186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Share Class I C000159264 [Member} | Senior Floating Rate Instruments 2187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000159264 [Member} | Common Stocks 2188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000159264 [Member} | Total Net Assets 2189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	199.30%
Share Class I C000218181 [Member} | United States 2 Year Note Open Futures Contract 2227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
Share Class I C000218181 [Member} | United States 5 Year Note Open Futures Contract 2228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Share Class I C000218181 [Member} | J N L Government Money Market Fund 521 Class I 2229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000218181 [Member} | Federal National Mortgage Association Inc 2630401322230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000218181 [Member} | Treasury United States Departmentof 1880215412231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000218181 [Member} | Treasury United States Departmentof 1130815402232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000218181 [Member} | Treasury United States Departmentof 1381115402233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000218181 [Member} | Treasury United States Departmentof 0750331262234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000218181 [Member} | Government National Mortgage Association 2500820512235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000218181 [Member} | Federal Home Loan Mortgage Corporation 6000301542236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000218181 [Member} | Total Net Assets 2237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
Share Class I C000218181 [Member} | Government And Agency Obligations 2217 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
Share Class I C000218181 [Member} | Open Futures Contracts 2218 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
Share Class I C000218181 [Member} | Non U S Government Agency Asset Backed Securities 2219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
Share Class I C000218181 [Member} | Other Short Term Investments 2220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000218181 [Member} | Total Net Assets 2221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	154.90%
Share Class I C000218181 [Member} | Open Futures Contracts 2223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class I C000218181 [Member} | Total Net Assets 2224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class I C000067979 [Member} | United States 5 Year Note Open Futures Contract 2273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class I C000067979 [Member} | Treasury United States Departmentof 3500215332274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class I C000067979 [Member} | J N L Government Money Market Fund 521 Class I 2275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000067979 [Member} | Federal National Mortgage Association Inc 2000815542276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000067979 [Member} | Treasury United States Departmentof 4001031292277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000067979 [Member} | Treasury United States Departmentof 4250215542278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000067979 [Member} | Treasury United States Departmentof 4250228312279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000067979 [Member} | Treasury United States Departmentof 2250215522280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000067979 [Member} | Treasury United States Departmentof 3881231292281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000067979 [Member} | Treasury United States Departmentof 4380515342282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000067979 [Member} | Total Net Assets 2283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Share Class I C000067979 [Member} | Government And Agency Obligations 2252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
Share Class I C000067979 [Member} | Corporate Bonds And Notes 2253 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Share Class I C000067979 [Member} | Non U S Government Agency Asset Backed Securities 2254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Share Class I C000067979 [Member} | Open Futures Contracts 2255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class I C000067979 [Member} | Senior Floating Rate Instruments 2256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000067979 [Member} | Short Term Investments 2257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000067979 [Member} | Credit Default Swap Agreements 2258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class I C000067979 [Member} | Common Stocks 2259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class I C000067979 [Member} | Option Contracts 2260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class I C000067979 [Member} | Warrants 2261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000067979 [Member} | Total Net Assets 2262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	115.70%
Share Class I C000067979 [Member} | Interest Rate Swap Agreements 2264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Share Class I C000067979 [Member} | Open Futures Contracts 2265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Share Class I C000067979 [Member} | Credit Default Swap Agreements 2266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class I C000067979 [Member} | Government And Agency Obligations 2267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000067979 [Member} | Total Net Assets 2268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
Share Class I C000106864 [Member} | Next Era Energy Inc 2295 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Share Class I C000106864 [Member} | Transurban Holdings Limited 2296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000106864 [Member} | Cheniere Energy Inc 2297 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000106864 [Member} | American Tower Corporation 2298 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000106864 [Member} | Duke Energy Corporation 2299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000106864 [Member} | The Southern Company 2300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000106864 [Member} | National Grid P L C 2301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000106864 [Member} | Eversource Energy 2302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000106864 [Member} | Union Pacific Corporation 2303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000106864 [Member} | Atlas Arteria Limited 2304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000106864 [Member} | Total Net Assets 2305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Share Class I C000106864 [Member} | Utilities 2324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
Share Class I C000106864 [Member} | Industrials 2325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Share Class I C000106864 [Member} | Energy 2326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class I C000106864 [Member} | Real Estate 2327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Share Class I C000106864 [Member} | Communication Services 2328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000106864 [Member} | Total Net Assets 2329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Share Class I C000106864 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000106864 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000106864 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Share Class I C000106864 [Member} | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class I C000106864 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000106864 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class I C000106864 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000106864 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Share Class I C000106864 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000106864 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000106864 [Member} | Other Countries 2319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000106864 [Member} | Total Net Assets 2320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Share Class I C000067995 [Member} | Treasury United States Departmentof 2880515322355 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000067995 [Member} | J N L Government Money Market Fund 521 Class I 2356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000067995 [Member} | Treasury United States Departmentof 3380815422357 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000067995 [Member} | Treasury United States Departmentof 2750815322358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000067995 [Member} | Community Health Systems Inc 10880115322359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000067995 [Member} | Chevron Corporation 2360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000067995 [Member} | United States Ultra Bond Open Futures Contract 2361 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000067995 [Member} | J N L Government Money Market Fund 531 Class S L 2362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000067995 [Member} | Treasury United States Departmentof 4500331262363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000067995 [Member} | Tenet Healthcare Corporation 6130615302364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000067995 [Member} | Total Net Assets 2365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Share Class I C000067995 [Member} | Health Care 2371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Share Class I C000067995 [Member} | Financials 2372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Share Class I C000067995 [Member} | Equity Linked Structured Notes 2373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class I C000067995 [Member} | Government Securities 2374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Share Class I C000067995 [Member} | Industrials 2375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Share Class I C000067995 [Member} | Utilities 2376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class I C000067995 [Member} | Consumer Discretionary 2377 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class I C000067995 [Member} | Consumer Staples 2378 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class I C000067995 [Member} | Energy 2379 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class I C000067995 [Member} | Information Technology 2380 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000067995 [Member} | Other Sectors 2381 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Share Class I C000067995 [Member} | Total Net Assets 2382 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
Share Class I C000067995 [Member} | Corporate Bonds And Notes 2344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Share Class I C000067995 [Member} | Common Stocks 2345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Share Class I C000067995 [Member} | Government And Agency Obligations 2346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class I C000067995 [Member} | Equity Linked Structured Notes 2347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class I C000067995 [Member} | Other Short Term Investments 2348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000067995 [Member} | Open Futures Contracts 2349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000067995 [Member} | Preferred Stocks 2350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000067995 [Member} | Non U S Government Agency Asset Backed Securities 2351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class I C000067995 [Member} | Total Net Assets 2352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
Share Class I C000192208 [Member} | N V I D I A Corporation 2394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000192208 [Member} | Net App Inc 2395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000192208 [Member} | Lam Research Corporation 2396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000192208 [Member} | Applied Materials Inc 2397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000192208 [Member} | Microsoft Corporation 2398 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000192208 [Member} | K L A Corporation 2399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000192208 [Member} | Eli Lillyand Company 2400 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000192208 [Member} | Abb Vie Inc 2401 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000192208 [Member} | Broadcom Inc 2402 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000192208 [Member} | Altria Group Inc 2403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000192208 [Member} | Total Net Assets 2404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Share Class I C000192208 [Member} | Information Technology 2408 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Share Class I C000192208 [Member} | Financials 2409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Share Class I C000192208 [Member} | Health Care 2410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Share Class I C000192208 [Member} | Consumer Discretionary 2411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Share Class I C000192208 [Member} | Communication Services 2412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class I C000192208 [Member} | Consumer Staples 2413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class I C000192208 [Member} | Industrials 2414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class I C000192208 [Member} | Real Estate 2415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000192208 [Member} | Utilities 2416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000192208 [Member} | Energy 2417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000192208 [Member} | Other Sectors 2418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000192208 [Member} | Total Net Assets 2419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Share Class I C000192059 [Member} | Taiwan Semiconductor Manufacturing Company Limited 2433 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class I C000192059 [Member} | I T C Limited 2434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000192059 [Member} | N V I D I A Corporation 2435 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000192059 [Member} | Broadcom Inc 2436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000192059 [Member} | Adani Enterprises Limited 2437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000192059 [Member} | A S M L Holding N V 2438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000192059 [Member} | Adani Portsand Special Economic Zone Limited 2439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000192059 [Member} | Total Energies S E 2440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000192059 [Member} | State Bankof India 2441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000192059 [Member} | Adani Green Energy 2442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000192059 [Member} | Total Net Assets 2443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Share Class I C000192059 [Member} | Information Technology 2464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Share Class I C000192059 [Member} | Financials 2465 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Share Class I C000192059 [Member} | Energy 2466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Share Class I C000192059 [Member} | Utilities 2467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class I C000192059 [Member} | Consumer Staples 2468 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Share Class I C000192059 [Member} | Industrials 2469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Share Class I C000192059 [Member} | Communication Services 2470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000192059 [Member} | Materials 2471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000192059 [Member} | Consumer Discretionary 2472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000192059 [Member} | Health Care 2473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000192059 [Member} | Other Sectors 2474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000192059 [Member} | Total Net Assets 2475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
Share Class I C000192059 [Member} | INDIA
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Share Class I C000192059 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Share Class I C000192059 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Share Class I C000192059 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class I C000192059 [Member} | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000192059 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Share Class I C000192059 [Member} | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000192059 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000192059 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000192059 [Member} | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000192059 [Member} | Other Countries 2457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000192059 [Member} | Total Net Assets 2458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
Share Class I C000153489 [Member} | Alphabet Inc Class A 2487 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000153489 [Member} | J N L Government Money Market Fund 521 Class I 2488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000153489 [Member} | Bayer Aktiengesellschaft Class N 2489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000153489 [Member} | Fiserv Inc 2490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000153489 [Member} | Bankof America Corporation 2491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000153489 [Member} | Former Charter Communications Parent Inc Class A 2492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000153489 [Member} | I Q V I A Holdings Inc 2493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000153489 [Member} | Mercedes Benz Group A G Class N 2494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000153489 [Member} | C N H Industrial N V 2495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000153489 [Member} | B N P Paribas 2496 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000153489 [Member} | Total Net Assets 2497 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Share Class I C000153489 [Member} | Financials 2516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Share Class I C000153489 [Member} | Health Care 2517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Share Class I C000153489 [Member} | Consumer Discretionary 2518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Share Class I C000153489 [Member} | Communication Services 2519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class I C000153489 [Member} | Industrials 2520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class I C000153489 [Member} | Information Technology 2521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000153489 [Member} | Consumer Staples 2522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000153489 [Member} | Other Short Term Investments 2523 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000153489 [Member} | Energy 2524 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000153489 [Member} | Materials 2525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000153489 [Member} | Total Net Assets 2526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Share Class I C000153489 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000153489 [Member} | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000153489 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Share Class I C000153489 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class I C000153489 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Share Class I C000153489 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000153489 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class I C000153489 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000153489 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Share Class I C000153489 [Member} | Total Net Assets 2510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Share Class I C000202640 [Member} | American Tower Corporation 2538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class I C000202640 [Member} | Pro Logis Inc 2539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class I C000202640 [Member} | Welltower Inc 2540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000202640 [Member} | Equinix Inc 2541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000202640 [Member} | Extra Space Storage Inc 2542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000202640 [Member} | Iron Mountain Incorporated 2543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000202640 [Member} | Digital Realty Trust Inc 2544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000202640 [Member} | Simon Property Group Inc 2545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000202640 [Member} | U D R Inc 2546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000202640 [Member} | American Homes 4 Rent Class A 2547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000202640 [Member} | Total Net Assets 2548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Share Class I C000192061 [Member} | J P Morgan Chase Co 2562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000192061 [Member} | Walmart Inc 2563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000192061 [Member} | Chevron Corporation 2564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000192061 [Member} | Microsoft Corporation 2565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000192061 [Member} | Merck Co Inc 2566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000192061 [Member} | Wells Fargo Company 2567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000192061 [Member} | Analog Devices Inc 2568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000192061 [Member} | Philip Morris International Inc 2569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000192061 [Member} | J N L Government Money Market Fund 521 Class I 2570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000192061 [Member} | Johnson Johnson 2571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000192061 [Member} | Total Net Assets 2572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Share Class I C000192061 [Member} | Financials 2576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Share Class I C000192061 [Member} | Industrials 2577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Share Class I C000192061 [Member} | Health Care 2578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Share Class I C000192061 [Member} | Consumer Staples 2579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class I C000192061 [Member} | Information Technology 2580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class I C000192061 [Member} | Energy 2581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Share Class I C000192061 [Member} | Consumer Discretionary 2582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class I C000192061 [Member} | Utilities 2583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000192061 [Member} | Materials 2584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000192061 [Member} | Real Estate 2585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000192061 [Member} | Other Sectors 2586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000192061 [Member} | Total Net Assets 2587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Share Class I C000067975 [Member} | Alphabet Inc Class A 2601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Share Class I C000067975 [Member} | Meta Platforms Inc Class A 2602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Share Class I C000067975 [Member} | Novo Nordisk A S Class B 2603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class I C000067975 [Member} | Analog Devices Inc 2604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000067975 [Member} | D L F Limited 2605 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class I C000067975 [Member} | Intuit Inc 2606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000067975 [Member} | S P Global Inc 2607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000067975 [Member} | L V M H Moet Hennessy Louis Vuitton 2608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000067975 [Member} | Airbus S E 2609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000067975 [Member} | N V I D I A Corporation 2610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000067975 [Member} | Total Net Assets 2611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Share Class I C000067975 [Member} | Consumer Discretionary 2636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class I C000067975 [Member} | Information Technology 2632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Share Class I C000067975 [Member} | Communication Services 2633 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Share Class I C000067975 [Member} | Health Care 2634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Share Class I C000067975 [Member} | Industrials 2635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class I C000067975 [Member} | Financials 2637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class I C000067975 [Member} | Real Estate 2638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class I C000067975 [Member} | Materials 2639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000067975 [Member} | Securities Lending Collateral 2640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class I C000067975 [Member} | Total Net Assets 2641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Share Class I C000067975 [Member} | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class I C000067975 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000067975 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Share Class I C000067975 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000067975 [Member} | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class I C000067975 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000067975 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000067975 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class I C000067975 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class I C000067975 [Member} | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000067975 [Member} | Other Countries 2625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000067975 [Member} | Total Net Assets 2626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Share Class I C000067981 [Member} | J N L Government Money Market Fund 521 Class I 2653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000067981 [Member} | Glaukos Corporation 2654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000067981 [Member} | Natera Inc 2655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000067981 [Member} | Wingstop Inc 2656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000067981 [Member} | Onto Innovation Inc 2657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000067981 [Member} | Trans Medics Group Inc 2658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000067981 [Member} | Tenet Healthcare Corporation 2659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000067981 [Member} | Clean Harbors Inc 2660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000067981 [Member} | Guidewire Software Inc 2661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000067981 [Member} | T M X Group Limited 2662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000067981 [Member} | Total Net Assets 2663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Share Class I C000067981 [Member} | Health Care 2667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Share Class I C000067981 [Member} | Information Technology 2668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Share Class I C000067981 [Member} | Industrials 2669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Share Class I C000067981 [Member} | Consumer Discretionary 2670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Share Class I C000067981 [Member} | Financials 2671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000067981 [Member} | Consumer Staples 2672 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000067981 [Member} | Energy 2673 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000067981 [Member} | Materials 2674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000067981 [Member} | Other Short Term Investments 2675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000067981 [Member} | Real Estate 2676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000067981 [Member} | Total Net Assets 2677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Share Class I C000138277 [Member} | S P 500 Index Open Futures Contract 2708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class I C000138277 [Member} | United States 10 Year Note Open Futures Contract 2709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class I C000138277 [Member} | M S C I Emerging Markets Index Open Futures Contract 2710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000138277 [Member} | Canada 10 Year Bond Open Futures Contract 2711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000138277 [Member} | Microsoft Corporation 2712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000138277 [Member} | J N L Government Money Market Fund 521 Class I 2713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000138277 [Member} | N V I D I A Corporation 2714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000138277 [Member} | Amazoncom Inc 2715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000138277 [Member} | Apple Inc 2716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000138277 [Member} | Italy Government B T P Bond Open Futures Contract 2717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000138277 [Member} | Total Net Assets 2718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Share Class I C000138277 [Member} | Derivative Instruments 2752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Share Class I C000138277 [Member} | Financials 2753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Share Class I C000138277 [Member} | Information Technology 2754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Share Class I C000138277 [Member} | Consumer Discretionary 2755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class I C000138277 [Member} | Industrials 2756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class I C000138277 [Member} | Government Securities 2757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class I C000138277 [Member} | Health Care 2758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class I C000138277 [Member} | Communication Services 2759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class I C000138277 [Member} | Energy 2760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class I C000138277 [Member} | Consumer Staples 2761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000138277 [Member} | Other Sectors 2762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Share Class I C000138277 [Member} | Total Net Assets 2763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.80%
Share Class I C000138277 [Member} | Derivative Instruments 2765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Share Class I C000138277 [Member} | Total Net Assets 2766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Share Class I C000138277 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000138277 [Member} | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000138277 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	90.80%
Share Class I C000138277 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000138277 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000138277 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class I C000138277 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class I C000138277 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000138277 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000138277 [Member} | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000138277 [Member} | Other Countries 2734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Share Class I C000138277 [Member} | Total Net Assets 2735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.80%
Share Class I C000138277 [Member} | Total Net Assets 2748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Share Class I C000138277 [Member} | Common Stocks 2692 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Share Class I C000138277 [Member} | Corporate Bonds And Notes 2693 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Share Class I C000138277 [Member} | Open Futures Contracts 2694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Share Class I C000138277 [Member} | Open Forward Foreign Currency Contracts 2695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class I C000138277 [Member} | Government And Agency Obligations 2696 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class I C000138277 [Member} | Non U S Government Agency Asset Backed Securities 2697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000138277 [Member} | Other Short Term Investments 2698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000138277 [Member} | Preferred Stocks 2699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class I C000138277 [Member} | Investment Companies 2700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000138277 [Member} | Total Net Assets 2701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.80%
Share Class I C000138277 [Member} | Open Forward Foreign Currency Contracts 2703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
Share Class I C000138277 [Member} | Open Futures Contracts 2704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
Share Class I C000138277 [Member} | Total Net Assets 2705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
Share Class I C000202642 [Member} | Microsoft Corporation 2780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class I C000202642 [Member} | N V I D I A Corporation 2781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class I C000202642 [Member} | Apple Inc 2782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class I C000202642 [Member} | Amazoncom Inc 2783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000202642 [Member} | Meta Platforms Inc Class A 2784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000202642 [Member} | Alphabet Inc Class A 2785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000202642 [Member} | Alphabet Inc Class C 2786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000202642 [Member} | Exxon Mobil Corporation 2787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000202642 [Member} | United Health Group Incorporated 2788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000202642 [Member} | Master Card Incorporated Class A 2789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000202642 [Member} | Total Net Assets 2790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Share Class I C000202642 [Member} | Information Technology 2794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Share Class I C000202642 [Member} | Financials 2795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Share Class I C000202642 [Member} | Health Care 2796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class I C000202642 [Member} | Consumer Discretionary 2797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Share Class I C000202642 [Member} | Industrials 2798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class I C000202642 [Member} | Communication Services 2799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Share Class I C000202642 [Member} | Consumer Staples 2800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000202642 [Member} | Energy 2801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000202642 [Member} | Utilities 2802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000202642 [Member} | Materials 2803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000202642 [Member} | Other Sectors 2804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000202642 [Member} | Total Net Assets 2805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
Share Class I C000202642 [Member} | Derivative Instruments 2807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Share Class I C000202642 [Member} | Total Net Assets 2808 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Share Class I C000067993 [Member} | The Trade Desk Inc Class A 2822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000067993 [Member} | Vertiv Holdings Co Class A 2823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000067993 [Member} | Dex Com Inc 2824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000067993 [Member} | Booz Allen Hamilton Holding Corporation Class A 2825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000067993 [Member} | Entegris Inc 2826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000067993 [Member} | H E I C O Corporation Class A 2827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000067993 [Member} | Monolithic Power Systems Inc 2828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000067993 [Member} | Datadog Inc Class A 2829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000067993 [Member} | Super Micro Computer Inc 2830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000067993 [Member} | Hub Spot Inc 2831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000067993 [Member} | Total Net Assets 2832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Share Class I C000067993 [Member} | Information Technology 2836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Share Class I C000067993 [Member} | Industrials 2837 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Share Class I C000067993 [Member} | Health Care 2838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Share Class I C000067993 [Member} | Consumer Discretionary 2839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Share Class I C000067993 [Member} | Financials 2840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Share Class I C000067993 [Member} | Communication Services 2841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000067993 [Member} | Consumer Staples 2842 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000067993 [Member} | Energy 2843 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000067993 [Member} | Other Short Term Investments 2844 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000067993 [Member} | Utilities 2845 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000067993 [Member} | Other Sectors 2846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000067993 [Member} | Total Net Assets 2847 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Share Class I C000067980 [Member} | Treasury United States Departmentof 2250215272869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000067980 [Member} | Treasury United States Departmentof 3751115432870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000067980 [Member} | Treasury United States Departmentof 1380215442871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000067980 [Member} | J N L Government Money Market Fund 521 Class I 2872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000067980 [Member} | Treasury United States Departmentof 2250815272873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000067980 [Member} | Treasury United States Departmentof 2001115412874 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000067980 [Member} | Federal National Mortgage Association Inc 1901201312875 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000067980 [Member} | Treasury United States Departmentof 2630131262876 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000067980 [Member} | Federal National Mortgage Association Inc 4500801522877 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000067980 [Member} | Treasury United States Departmentof 0630331272878 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000067980 [Member} | Total Net Assets 2879 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Share Class I C000067980 [Member} | Government And Agency Obligations 2862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
Share Class I C000067980 [Member} | Non U S Government Agency Asset Backed Securities 2863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Share Class I C000067980 [Member} | Corporate Bonds And Notes 2864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class I C000067980 [Member} | Other Short Term Investments 2865 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000067980 [Member} | Total Net Assets 2866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Share Class I C000068003 [Member} | Wells Fargo Company 2893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000068003 [Member} | Conoco Phillips 2894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000068003 [Member} | United Health Group Incorporated 2895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000068003 [Member} | Bankof America Corporation 2896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000068003 [Member} | Berkshire Hathaway Inc Class B 2897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000068003 [Member} | Chevron Corporation 2898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000068003 [Member} | Exxon Mobil Corporation 2899 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000068003 [Member} | Analog Devices Inc 2900 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000068003 [Member} | C S X Corporation 2901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000068003 [Member} | Morgan Stanley 2902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000068003 [Member} | Total Net Assets 2903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Share Class I C000068003 [Member} | Financials 2907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Share Class I C000068003 [Member} | Health Care 2908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Share Class I C000068003 [Member} | Industrials 2909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Share Class I C000068003 [Member} | Information Technology 2910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class I C000068003 [Member} | Energy 2911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Share Class I C000068003 [Member} | Consumer Discretionary 2912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Share Class I C000068003 [Member} | Consumer Staples 2913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class I C000068003 [Member} | Materials 2914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000068003 [Member} | Communication Services 2915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000068003 [Member} | Utilities 2916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000068003 [Member} | Other Sectors 2917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000068003 [Member} | Total Net Assets 2918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Share Class I C000218183 [Member} | Novo Nordisk A S Class B 2932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class I C000218183 [Member} | A S M L Holding N V 2933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000218183 [Member} | Relx P L C 2934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000218183 [Member} | Icon Public Limited Company 2935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000218183 [Member} | Siemens Aktiengesellschaft Class N 2936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000218183 [Member} | J N L Government Money Market Fund 521 Class I 2937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000218183 [Member} | A O N Public Limited Company Class A 2938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000218183 [Member} | Coca Cola Europacific Partners P L C 2939 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000218183 [Member} | Airbus S E 2940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000218183 [Member} | A B B Ltd Class N 2941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000218183 [Member} | Total Net Assets 2942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Share Class I C000218183 [Member} | Industrials 2963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Share Class I C000218183 [Member} | Information Technology 2964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Share Class I C000218183 [Member} | Health Care 2965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Share Class I C000218183 [Member} | Financials 2966 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Share Class I C000218183 [Member} | Consumer Staples 2967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Share Class I C000218183 [Member} | Consumer Discretionary 2968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000218183 [Member} | Communication Services 2969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000218183 [Member} | Utilities 2970 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000218183 [Member} | Materials 2971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000218183 [Member} | Other Short Term Investments 2972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000218183 [Member} | Other Sectors 2973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000218183 [Member} | Total Net Assets 2974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Share Class I C000218183 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class I C000218183 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Share Class I C000218183 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Share Class I C000218183 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class I C000218183 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Share Class I C000218183 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class I C000218183 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000218183 [Member} | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class I C000218183 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class I C000218183 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000218183 [Member} | Other Countries 2956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Share Class I C000218183 [Member} | Total Net Assets 2957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Share Class I C000202643 [Member} | Meta Platforms Inc Class A 2986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class I C000202643 [Member} | Amazoncom Inc 2987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class I C000202643 [Member} | Mercado Libre Inc 2988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class I C000202643 [Member} | Alphabet Inc Class A 2989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000202643 [Member} | Netflix Inc 2990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000202643 [Member} | Microsoft Corporation 2991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000202643 [Member} | Oracle Corporation 2992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000202643 [Member} | Tesla Inc 2993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000202643 [Member} | Boeing Company The 2994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000202643 [Member} | Novo Nordisk A S Class B 2995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000202643 [Member} | Total Net Assets 2996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.80%
Share Class I C000202643 [Member} | Consumer Discretionary 3017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Share Class I C000202643 [Member} | Communication Services 3018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Share Class I C000202643 [Member} | Information Technology 3019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Share Class I C000202643 [Member} | Health Care 3020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Share Class I C000202643 [Member} | Industrials 3021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Share Class I C000202643 [Member} | Financials 3022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class I C000202643 [Member} | Consumer Staples 3023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000202643 [Member} | Other Short Term Investments 3024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000202643 [Member} | Total Net Assets 3025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Share Class I C000202643 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class I C000202643 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000202643 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Share Class I C000202643 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000202643 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class I C000202643 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000202643 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000202643 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class I C000202643 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000202643 [Member} | Argentina 3003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class I C000202643 [Member} | Other Countries 3010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000202643 [Member} | Total Net Assets 3011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Share Class I C000218176 [Member} | United States 2 Year Note Open Futures Contract 3050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Share Class I C000218176 [Member} | Treasury United States Departmentof 0130415253051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000218176 [Member} | One Main Financial Issuance Trust 20223 Series 2022 A 3 A 5940414263052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000218176 [Member} | Bayer U S Finance I I L L C 4251215253053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000218176 [Member} | Toyota Auto Loan Extended Note Trust 20211 Series 2021 A 1 A 1070225263054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000218176 [Member} | G A Global Funding Trust 0800913243055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000218176 [Member} | Citigroup Inc 3110408263056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000218176 [Member} | Imperial Brands Finance P L C 3130726243057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000218176 [Member} | System Energy Resources Inc 6000415283058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000218176 [Member} | Danske Bank A S 1620911263059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000218176 [Member} | Total Net Assets 3060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Share Class I C000218176 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	104.80%
Percent of Total Short Exposure	(8.60%)
Share Class I C000218176 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000218176 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000218176 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000218176 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000218176 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000218176 [Member} | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000218176 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000218176 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000218176 [Member} | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000218176 [Member} | Other Countries 3076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000218176 [Member} | Total Net Assets 3077 [Member]
Holdings [Line Items]
Percent of Net Asset Value	129.40%
Share Class I C000218176 [Member} | Total Net Assets 3080 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
Share Class I C000218176 [Member} | Corporate Bonds And Notes 3038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%
Share Class I C000218176 [Member} | Open Futures Contracts 3039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Share Class I C000218176 [Member} | Non U S Government Agency Asset Backed Securities 3040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Share Class I C000218176 [Member} | Senior Floating Rate Instruments 3041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000218176 [Member} | Government And Agency Obligations 3042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000218176 [Member} | Other Short Term Investments 3043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class I C000218176 [Member} | Total Net Assets 3044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	129.40%
Share Class I C000218176 [Member} | Open Futures Contracts 3046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
Share Class I C000218176 [Member} | Total Net Assets 3047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
Share Class I C000218200 [Member} | Meta Platforms Inc Class A 3092 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Share Class I C000218200 [Member} | Alphabet Inc Class A 3093 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Share Class I C000218200 [Member} | Alphabet Inc Class C 3094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Share Class I C000218200 [Member} | Netflix Inc 3095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Share Class I C000218200 [Member} | Walt Disney Company The 3096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000218200 [Member} | Verizon Communications Inc 3097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000218200 [Member} | Comcast Corporation Class A 3098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000218200 [Member} | A T T Inc 3099 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000218200 [Member} | T Mobile U S Inc 3100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000218200 [Member} | J N L Government Money Market Fund 521 Class I 3101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000218200 [Member} | Total Net Assets 3102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.00%
Share Class I C000218203 [Member} | Amazoncom Inc 3116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Share Class I C000218203 [Member} | Tesla Inc 3117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Share Class I C000218203 [Member} | Home Depot Inc The 3118 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class I C000218203 [Member} | Mc Donalds Corporation 3119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000218203 [Member} | Booking Holdings Inc 3120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000218203 [Member} | Lowes Companies Inc 3121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000218203 [Member} | T J X Companies Inc The 3122 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000218203 [Member} | N I K E Inc Class B 3123 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000218203 [Member} | Starbucks Corporation 3124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000218203 [Member} | Chipotle Mexican Grill Inc 3125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000218203 [Member} | Total Net Assets 3126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
Share Class I C000192049 [Member} | Procter Gamble Company The 3140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Share Class I C000192049 [Member} | Costco Wholesale Corporation 3141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Share Class I C000192049 [Member} | Walmart Inc 3142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Share Class I C000192049 [Member} | Coca Cola Company The 3143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Share Class I C000192049 [Member} | Pepsi Co Inc 3144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class I C000192049 [Member} | Philip Morris International Inc 3145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class I C000192049 [Member} | Mondelez International Inc Class A 3146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000192049 [Member} | Colgate Palmolive Company 3147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000192049 [Member} | Altria Group Inc 3148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000192049 [Member} | Target Corporation 3149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000192049 [Member} | Total Net Assets 3150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.70%
Share Class I C000218192 [Member} | United Health Group Incorporated 3164 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Share Class I C000218192 [Member} | Goldman Sachs Group Inc The 3165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Share Class I C000218192 [Member} | Microsoft Corporation 3166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class I C000218192 [Member} | Home Depot Inc The 3167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class I C000218192 [Member} | Caterpillar Inc 3168 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class I C000218192 [Member} | Amgen Inc 3169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000218192 [Member} | Visa Inc Class A 3170 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000218192 [Member} | Salesforce Inc 3171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000218192 [Member} | Mc Donalds Corporation 3172 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000218192 [Member} | American Express Company 3173 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000218192 [Member} | Total Net Assets 3174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Share Class I C000218192 [Member} | Financials 3178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Share Class I C000218192 [Member} | Information Technology 3179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Share Class I C000218192 [Member} | Health Care 3180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Share Class I C000218192 [Member} | Consumer Discretionary 3181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Share Class I C000218192 [Member} | Industrials 3182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Share Class I C000218192 [Member} | Consumer Staples 3183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000218192 [Member} | Energy 3184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000218192 [Member} | Communication Services 3185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000218192 [Member} | Materials 3186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000218192 [Member} | Derivative Instruments 3187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000218192 [Member} | Other Sectors 3188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class I C000218192 [Member} | Total Net Assets 3189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
Share Class I C000218205 [Member} | Exxon Mobil Corporation 3203 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Share Class I C000218205 [Member} | Chevron Corporation 3204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Share Class I C000218205 [Member} | Conoco Phillips 3205 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class I C000218205 [Member} | E O G Resources Inc 3206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000218205 [Member} | Schlumberger Limited 3207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000218205 [Member} | Marathon Petroleum Corporation 3208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000218205 [Member} | Phillips 663209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000218205 [Member} | Williams Companies Inc The 3210 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000218205 [Member} | Valero Energy Corporation 3211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000218205 [Member} | O N E O K Inc 3212 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000218205 [Member} | Total Net Assets 3213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
Share Class I C000218206 [Member} | Berkshire Hathaway Inc Class B 3227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class I C000218206 [Member} | J P Morgan Chase Co 3228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class I C000218206 [Member} | Visa Inc Class A 3229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class I C000218206 [Member} | Master Card Incorporated Class A 3230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class I C000218206 [Member} | Bankof America Corporation 3231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000218206 [Member} | Wells Fargo Company 3232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000218206 [Member} | Goldman Sachs Group Inc The 3233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000218206 [Member} | S P Global Inc 3234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000218206 [Member} | American Express Company 3235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000218206 [Member} | Morgan Stanley 3236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000218206 [Member} | Total Net Assets 3237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
Share Class I C000218208 [Member} | Eli Lillyand Company 3251 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Share Class I C000218208 [Member} | United Health Group Incorporated 3252 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class I C000218208 [Member} | Johnson Johnson 3253 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000218208 [Member} | Merck Co Inc 3254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000218208 [Member} | Abb Vie Inc 3255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000218208 [Member} | Thermo Fisher Scientific Inc 3256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000218208 [Member} | Abbott Laboratories 3257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000218208 [Member} | Danaher Corporation 3258 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000218208 [Member} | Amgen Inc 3259 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000218208 [Member} | Pfizer Inc 3260 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000218208 [Member} | Total Net Assets 3261 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Share Class I C000192053 [Member} | General Electric Company 3275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000192053 [Member} | Caterpillar Inc 3276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000192053 [Member} | Honeywell International Inc 3277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000192053 [Member} | Union Pacific Corporation 3278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000192053 [Member} | R T X Corporation 3279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000192053 [Member} | Eaton Corporation Public Limited Company 3280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000192053 [Member} | Boeing Company The 3281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000192053 [Member} | United Parcel Service Inc Class B 3282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000192053 [Member} | Lockheed Martin Corporation 3283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000192053 [Member} | Automatic Data Processing Inc 3284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000192053 [Member} | Total Net Assets 3285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Share Class I C000218211 [Member} | Total Net Assets 3309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.80%
Share Class I C000218211 [Member} | Microsoft Corporation 3299 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Share Class I C000218211 [Member} | Apple Inc 3300 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Share Class I C000218211 [Member} | N V I D I A Corporation 3301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Share Class I C000218211 [Member} | Broadcom Inc 3302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000218211 [Member} | Advanced Micro Devices Inc 3303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000218211 [Member} | Adobe Inc 3304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000218211 [Member} | Salesforce Inc 3305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000218211 [Member} | Oracle Corporation 3306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000218211 [Member} | Qualcomm Incorporated 3307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000218211 [Member} | Applied Materials Inc 3308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000192051 [Member} | Linde Public Limited Company 3323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Share Class I C000192051 [Member} | The Sherwin Williams Company 3324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000192051 [Member} | Freeport Mc Mo Ran Inc 3325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000192051 [Member} | Ecolab Inc 3326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000192051 [Member} | Air Productsand Chemicals Inc 3327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class I C000192051 [Member} | C R H Public Limited Company 3328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000192051 [Member} | Newmont Corporation 3329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000192051 [Member} | Nucor Corporation 3330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000192051 [Member} | Corteva Inc 3331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000192051 [Member} | Dow Inc 3332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000192051 [Member} | Total Net Assets 3333 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Share Class I C000218196 [Member} | Microsoft Corporation 3347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class I C000218196 [Member} | Apple Inc 3348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class I C000218196 [Member} | N V I D I A Corporation 3349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class I C000218196 [Member} | Amazoncom Inc 3350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000218196 [Member} | Broadcom Inc 3351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000218196 [Member} | Meta Platforms Inc Class A 3352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000218196 [Member} | Alphabet Inc Class A 3353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000218196 [Member} | Alphabet Inc Class C 3354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000218196 [Member} | Costco Wholesale Corporation 3355 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000218196 [Member} | Tesla Inc 3356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000218196 [Member} | Total Net Assets 3357 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
Share Class I C000218196 [Member} | Information Technology 3361 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
Share Class I C000218196 [Member} | Communication Services 3362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Share Class I C000218196 [Member} | Consumer Discretionary 3363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Share Class I C000218196 [Member} | Health Care 3364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class I C000218196 [Member} | Consumer Staples 3365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000218196 [Member} | Industrials 3366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000218196 [Member} | Materials 3367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000218196 [Member} | Utilities 3368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000218196 [Member} | Derivative Instruments 3369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000218196 [Member} | Energy 3370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000218196 [Member} | Other Sectors 3371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000218196 [Member} | Total Net Assets 3372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
Share Class I C000192055 [Member} | Pro Logis Inc 3386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Share Class I C000192055 [Member} | American Tower Corporation 3387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class I C000192055 [Member} | Equinix Inc 3388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class I C000192055 [Member} | Welltower Inc 3389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000192055 [Member} | Digital Realty Trust Inc 3390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000192055 [Member} | Simon Property Group Inc 3391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000192055 [Member} | Realty Income Corporation 3392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000192055 [Member} | Public Storage Operating Company 3393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000192055 [Member} | Crown Castle Inc 3394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000192055 [Member} | Extra Space Storage Inc 3395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000192055 [Member} | Total Net Assets 3396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Share Class I C000067968 [Member} | Microsoft Corporation 3410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class I C000067968 [Member} | N V I D I A Corporation 3411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class I C000067968 [Member} | Apple Inc 3412 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class I C000067968 [Member} | Amazoncom Inc 3413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000067968 [Member} | Repurchase Agreementwith B N S 5673414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000067968 [Member} | Meta Platforms Inc Class A 3415 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000067968 [Member} | Alphabet Inc Class A 3416 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000067968 [Member} | Repurchase Agreementwith C I T 5773417 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000067968 [Member} | Alphabet Inc Class C 3418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000067968 [Member} | Berkshire Hathaway Inc Class B 3419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000067968 [Member} | Total Net Assets 3420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Share Class I C000067968 [Member} | Information Technology 3424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Share Class I C000067968 [Member} | Financials 3425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Share Class I C000067968 [Member} | Health Care 3426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class I C000067968 [Member} | Consumer Discretionary 3427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Share Class I C000067968 [Member} | Communication Services 3428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Share Class I C000067968 [Member} | Industrials 3429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Share Class I C000067968 [Member} | Securities Lending Collateral 3430 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class I C000067968 [Member} | Consumer Staples 3431 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class I C000067968 [Member} | Energy 3432 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000067968 [Member} | Utilities 3433 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000067968 [Member} | Other Sectors 3434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000067968 [Member} | Total Net Assets 3435 [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.60%
Share Class I C000192074 [Member} | Microsoft Corporation 3449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000192074 [Member} | Apple Inc 3450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Share Class I C000192074 [Member} | N V I D I A Corporation 3451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class I C000192074 [Member} | Amazoncom Inc 3452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000192074 [Member} | Meta Platforms Inc Class A 3453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000192074 [Member} | Alphabet Inc Class A 3454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000192074 [Member} | Alphabet Inc Class C 3455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000192074 [Member} | Eli Lillyand Company 3456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192074 [Member} | Berkshire Hathaway Inc Class B 3457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000192074 [Member} | Broadcom Inc 3458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000192074 [Member} | Total Net Assets 3459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Share Class I C000192074 [Member} | Information Technology 3463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Share Class I C000192074 [Member} | Financials 3464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Share Class I C000192074 [Member} | Health Care 3465 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class I C000192074 [Member} | Consumer Discretionary 3466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class I C000192074 [Member} | Industrials 3467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class I C000192074 [Member} | Communication Services 3468 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class I C000192074 [Member} | Consumer Staples 3469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class I C000192074 [Member} | Energy 3470 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000192074 [Member} | Materials 3471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000192074 [Member} | Real Estate 3472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000192074 [Member} | Other Sectors 3473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000192074 [Member} | Total Net Assets 3474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
Share Class I C000124096 [Member} | Next Era Energy Inc 3488 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Share Class I C000124096 [Member} | The Southern Company 3489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class I C000124096 [Member} | Duke Energy Corporation 3490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class I C000124096 [Member} | Constellation Energy Group Inc 3491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class I C000124096 [Member} | Sempra 3492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000124096 [Member} | G E Vernova Inc 3493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000124096 [Member} | American Electric Power Company Inc 3494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000124096 [Member} | Dominion Energy Inc 3495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000124096 [Member} | P G E Corporation 3496 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000124096 [Member} | Public Service Enterprise Group Incorporated 3497 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000124096 [Member} | Total Net Assets 3498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Share Class I C000218194 [Member} | Microsoft Corporation 3512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000218194 [Member} | Apple Inc 3513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000218194 [Member} | N V I D I A Corporation 3514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000218194 [Member} | Amazoncom Inc 3515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000218194 [Member} | Meta Platforms Inc Class A 3516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000218194 [Member} | Alphabet Inc Class A 3517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000218194 [Member} | Alphabet Inc Class C 3518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000218194 [Member} | Eli Lillyand Company 3519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000218194 [Member} | Berkshire Hathaway Inc Class B 3520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000218194 [Member} | Broadcom Inc 3521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000218194 [Member} | Total Net Assets 3522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Share Class I C000218194 [Member} | Information Technology 3549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Share Class I C000218194 [Member} | Financials 3550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Share Class I C000218194 [Member} | Health Care 3551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class I C000218194 [Member} | Industrials 3552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Share Class I C000218194 [Member} | Consumer Discretionary 3553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Share Class I C000218194 [Member} | Communication Services 3554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class I C000218194 [Member} | Consumer Staples 3555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Share Class I C000218194 [Member} | Energy 3556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000218194 [Member} | Materials 3557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000218194 [Member} | Utilities 3558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000218194 [Member} | Other Sectors 3559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000218194 [Member} | Total Net Assets 3560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
Share Class I C000218194 [Member} | Derivative Instruments 3562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Share Class I C000218194 [Member} | Total Net Assets 3563 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Share Class I C000218194 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	72.60%
Share Class I C000218194 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class I C000218194 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000218194 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000218194 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000218194 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000218194 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000218194 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000218194 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000218194 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000218194 [Member} | Other Countries 3536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000218194 [Member} | Total Net Assets 3537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
Share Class I C000218194 [Member} | Total Net Assets 3543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Share Class I C000067963 [Member} | Hartford Financial Services Group Inc The 3575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000067963 [Member} | Diamondback Energy Inc 3576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000067963 [Member} | P G E Corporation 3577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000067963 [Member} | Cencora Inc 3578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000067963 [Member} | Targa Resources Corp 3579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000067963 [Member} | Raymond James Financial Inc 3580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000067963 [Member} | Universal Health Services Inc Class B 3581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000067963 [Member} | L K Q Corporation 3582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000067963 [Member} | M T Bank Corporation 3583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000067963 [Member} | Extra Space Storage Inc 3584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000067963 [Member} | Total Net Assets 3585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Share Class I C000067963 [Member} | Financials 3589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Share Class I C000067963 [Member} | Industrials 3590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Share Class I C000067963 [Member} | Materials 3591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Share Class I C000067963 [Member} | Consumer Discretionary 3592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Share Class I C000067963 [Member} | Health Care 3593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class I C000067963 [Member} | Utilities 3594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Share Class I C000067963 [Member} | Information Technology 3595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class I C000067963 [Member} | Real Estate 3596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class I C000067963 [Member} | Energy 3597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class I C000067963 [Member} | Consumer Staples 3598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000067963 [Member} | Other Sectors 3599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000067963 [Member} | Total Net Assets 3600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Share Class I C000225796 [Member} | Blackstone Inc Class A 3614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class I C000225796 [Member} | K K R Co Inc Class A 3615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Share Class I C000225796 [Member} | Partners Group Holding A G 3616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class I C000225796 [Member} | c 3 I Group P L C 3617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000225796 [Member} | The Carlyle Group Inc 3618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000225796 [Member} | Intermediate Capital Group P L C 3619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000225796 [Member} | Ares Management Corporation Class A 3620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000225796 [Member} | E Q T A B 3621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000225796 [Member} | Hamilton Lane Incorporated Class A 3622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000225796 [Member} | T Rowe Price Group Inc 3623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000225796 [Member} | Total Net Assets 3624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
Share Class I C000225796 [Member} | Financials 3645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
Share Class I C000225796 [Member} | Industrials 3646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000225796 [Member} | Investment Companies 3647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000225796 [Member} | Real Estate 3648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000225796 [Member} | Communication Services 3649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000225796 [Member} | Health Care 3650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000225796 [Member} | Consumer Discretionary 3651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class I C000225796 [Member} | Other Short Term Investments 3652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class I C000225796 [Member} | Total Net Assets 3653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Share Class I C000225796 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.20%
Share Class I C000225796 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000225796 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Share Class I C000225796 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000225796 [Member} | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Share Class I C000225796 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000225796 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000225796 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class I C000225796 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class I C000225796 [Member} | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000225796 [Member} | Other Countries 3638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000225796 [Member} | Total Net Assets 3639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Share Class I C000248332 [Member} | Hasbro Inc 3665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000248332 [Member} | Carnival Corporation 3666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000248332 [Member} | Du Pontde Nemours Inc 3667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000248332 [Member} | Discover Financial Services 3668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000248332 [Member} | Ni Source Inc 3669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000248332 [Member} | Chart Industries Inc 3670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000248332 [Member} | Asbury Automotive Group Inc 3671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000248332 [Member} | Littelfuse Inc 3672 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000248332 [Member} | H F Sinclair Corporation 3673 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000248332 [Member} | Eastman Chemical Company 3674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000248332 [Member} | Total Net Assets 3675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Share Class I C000248332 [Member} | Consumer Discretionary 3679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Share Class I C000248332 [Member} | Industrials 3680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Share Class I C000248332 [Member} | Information Technology 3681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Share Class I C000248332 [Member} | Financials 3682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Share Class I C000248332 [Member} | Health Care 3683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class I C000248332 [Member} | Materials 3684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class I C000248332 [Member} | Communication Services 3685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class I C000248332 [Member} | Utilities 3686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Share Class I C000248332 [Member} | Energy 3687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000248332 [Member} | Consumer Staples 3688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000248332 [Member} | Other Sectors 3689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000248332 [Member} | Total Net Assets 3690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
Share Class I C000192222 [Member} | N V I D I A Corporation 3704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Share Class I C000192222 [Member} | Microsoft Corporation 3705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class I C000192222 [Member} | Berkshire Hathaway Inc Class B 3706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000192222 [Member} | Visa Inc Class A 3707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000192222 [Member} | Costco Wholesale Corporation 3708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000192222 [Member} | Home Depot Inc The 3709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192222 [Member} | Merck Co Inc 3710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000192222 [Member} | Netflix Inc 3711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000192222 [Member} | Advanced Micro Devices Inc 3712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000192222 [Member} | Adobe Inc 3713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000192222 [Member} | Total Net Assets 3714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Share Class I C000192222 [Member} | Information Technology 3718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Share Class I C000192222 [Member} | Financials 3719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Share Class I C000192222 [Member} | Health Care 3720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Share Class I C000192222 [Member} | Consumer Discretionary 3721 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Share Class I C000192222 [Member} | Industrials 3722 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Share Class I C000192222 [Member} | Communication Services 3723 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class I C000192222 [Member} | Consumer Staples 3724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000192222 [Member} | Real Estate 3725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000192222 [Member} | Materials 3726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000192222 [Member} | Energy 3727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000192222 [Member} | Other Sectors 3728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000192222 [Member} | Total Net Assets 3729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
Share Class I C000202646 [Member} | Adobe Inc 3743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000202646 [Member} | International Flavors Fragrances Inc 3744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000202646 [Member} | Campbell Soup Company 3745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000202646 [Member} | Altria Group Inc 3746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000202646 [Member} | Pfizer Inc 3747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000202646 [Member} | R T X Corporation 3748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000202646 [Member} | Autodesk Inc 3749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000202646 [Member} | Corteva Inc 3750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000202646 [Member} | Gilead Sciences Inc 3751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000202646 [Member} | Comcast Corporation Class A 3752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000202646 [Member} | Total Net Assets 3753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Share Class I C000202646 [Member} | Industrials 3757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Share Class I C000202646 [Member} | Health Care 3758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Share Class I C000202646 [Member} | Information Technology 3759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Share Class I C000202646 [Member} | Consumer Staples 3760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Share Class I C000202646 [Member} | Consumer Discretionary 3761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class I C000202646 [Member} | Financials 3762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class I C000202646 [Member} | Communication Services 3763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class I C000202646 [Member} | Materials 3764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000202646 [Member} | Derivative Instruments 3765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000202646 [Member} | Other Short Term Investments 3766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000202646 [Member} | Total Net Assets 3767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Share Class I C000218184 [Member} | Total Net Assets 3799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.30%
Share Class I C000218184 [Member} | Gold 100 Oz Open Futures Contract 3789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Share Class I C000218184 [Member} | Brent Crude Open Futures Contract 3790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class I C000218184 [Member} | Crude Oil W T I Open Futures Contract 3791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Share Class I C000218184 [Member} | Treasury United States Departmentof 5310926243792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class I C000218184 [Member} | Soybean Open Futures Contract 3793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class I C000218184 [Member} | Gasoline R B O B Open Futures Contract 3794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class I C000218184 [Member} | Copper Open Futures Contract 3795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class I C000218184 [Member} | Soybean Meal Open Futures Contract 3796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000218184 [Member} | J N L Government Money Market Fund 521 Class I 3797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000218184 [Member} | Coffee C Open Futures Contract 3798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000218184 [Member} | Total Net Assets 3786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	202.30%
Share Class I C000218184 [Member} | Open Futures Contracts 3782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.70%
Share Class I C000218184 [Member} | Corporate Bonds And Notes 3783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%
Share Class I C000218184 [Member} | Non U S Government Agency Asset Backed Securities 3784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Share Class I C000218184 [Member} | Other Short Term Investments 3785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Share Class I C000234522 [Member} | J N L Government Money Market Fund 521 Class I 3822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Share Class I C000234522 [Member} | Gold 100 Oz Open Futures Contract 3821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
Share Class I C000234522 [Member} | Treasury United States Departmentof 5320801243823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Share Class I C000234522 [Member} | Treasury United States Departmentof 5320827243824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Share Class I C000234522 [Member} | Treasury United States Departmentof 5280716243825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000234522 [Member} | i Shares Bitcoin Trust 3826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000234522 [Member} | Palladium Open Futures Contract 3827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000234522 [Member} | Platinum Open Futures Contract 3828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000234522 [Member} | Silver Open Futures Contract 3829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000234522 [Member} | Goldman Sachs Group Inc The 5701101243830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000234522 [Member} | Total Net Assets 3831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	168.00%
Share Class I C000234522 [Member} | Open Futures Contracts 3814 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Share Class I C000234522 [Member} | Other Short Term Investments 3815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Share Class I C000234522 [Member} | Corporate Bonds And Notes 3816 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%
Share Class I C000234522 [Member} | Investment Companies 3817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000234522 [Member} | Total Net Assets 3818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	207.40%
Share Class I C000111250 [Member} | United States 10 Year Note Open Futures Contract 3863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Share Class I C000111250 [Member} | United States 5 Year Note Open Futures Contract 3864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Share Class I C000111250 [Member} | United States 2 Year Note Open Futures Contract 3865 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000111250 [Member} | Federal National Mortgage Association Inc 5500715543866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000111250 [Member} | i Boxx Liquid Investment Grade Index Total Return Swap Agreement 3867 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000111250 [Member} | U S D E U R Open Forward Foreign Currency Contract 3868 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000111250 [Member} | Federal National Mortgage Association Inc 2500715543869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000111250 [Member} | c 3 Month S O N I A Index Open Futures Contract 3870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000111250 [Member} | Government National Mortgage Association 6000715543871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000111250 [Member} | c 6 M N I B O R Interest Rate Swap Agreement 3872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000111250 [Member} | Total Net Assets 3873 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Share Class I C000111250 [Member} | Government And Agency Obligations 3846 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
Share Class I C000111250 [Member} | Open Futures Contracts 3847 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Share Class I C000111250 [Member} | Corporate Bonds And Notes 3848 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Share Class I C000111250 [Member} | Non U S Government Agency Asset Backed Securities 3849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Share Class I C000111250 [Member} | Open Forward Foreign Currency Contracts 3850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Share Class I C000111250 [Member} | Interest Rate Swap Agreements 3851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000111250 [Member} | Total Return Swap Agreements 3852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000111250 [Member} | Other Short Term Investments 3853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000111250 [Member} | Senior Floating Rate Instruments 3854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000111250 [Member} | Total Net Assets 3855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	166.30%
Share Class I C000111250 [Member} | Open Futures Contracts 3857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
Share Class I C000111250 [Member} | Open Forward Foreign Currency Contracts 3858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Share Class I C000111250 [Member} | Interest Rate Swap Agreements 3859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Share Class I C000111250 [Member} | Total Net Assets 3860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
Share Class I C000218221 [Member} | J P Morgan Chase Co 3887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class I C000218221 [Member} | A T T Inc 3888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000218221 [Member} | Berkshire Hathaway Inc Class B 3889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000218221 [Member} | Medtronic Inc 3890 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000218221 [Member} | Cisco Systems Inc 3891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000218221 [Member} | L 3 Harris Technologies Inc 3892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000218221 [Member} | J N L Government Money Market Fund 521 Class I 3893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000218221 [Member} | Danaher Corporation 3894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000218221 [Member} | Sanofi 3895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000218221 [Member} | Becton Dickinsonand Company 3896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000218221 [Member} | Total Net Assets 3897 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Share Class I C000218221 [Member} | Financials 3901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Share Class I C000218221 [Member} | Health Care 3902 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Share Class I C000218221 [Member} | Industrials 3903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Share Class I C000218221 [Member} | Energy 3904 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Share Class I C000218221 [Member} | Information Technology 3905 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class I C000218221 [Member} | Materials 3906 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class I C000218221 [Member} | Communication Services 3907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Share Class I C000218221 [Member} | Consumer Discretionary 3908 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000218221 [Member} | Consumer Staples 3909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000218221 [Member} | Utilities 3910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000218221 [Member} | Other Sectors 3911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000218221 [Member} | Total Net Assets 3912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
Share Class I C000192063 [Member} | U S S O F R Interest Rate Swap Agreement 3948 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Share Class I C000192063 [Member} | Federal National Mortgage Association Inc 6500815543949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Share Class I C000192063 [Member} | Federal National Mortgage Association Inc 6000815543950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Share Class I C000192063 [Member} | U S S O F R Interest Rate Swap Agreement 3951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class I C000192063 [Member} | Federal National Mortgage Association Inc 5500815543952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Share Class I C000192063 [Member} | U S S O F R Interest Rate Swap Agreement 3953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class I C000192063 [Member} | Sterling Overnight Index Average Rate Interest Rate Swap Agreement 3954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class I C000192063 [Member} | Federal National Mortgage Association Inc 5000915543955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Share Class I C000192063 [Member} | C M B X N A A A A 13 Credit Default Swap Agreement 3956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000192063 [Member} | U S D E U R Open Forward Foreign Currency Contract 3957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000192063 [Member} | Total Net Assets 3958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
Share Class I C000192063 [Member} | Interest Rate Swap Agreements 3927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Share Class I C000192063 [Member} | Government And Agency Obligations 3928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
Share Class I C000192063 [Member} | Non U S Government Agency Asset Backed Securities 3929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Share Class I C000192063 [Member} | Credit Default Swap Agreements 3930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Share Class I C000192063 [Member} | Open Forward Foreign Currency Contracts 3931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Share Class I C000192063 [Member} | Corporate Bonds And Notes 3932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Share Class I C000192063 [Member} | Open Futures Contracts 3933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000192063 [Member} | Senior Floating Rate Instruments 3934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000192063 [Member} | Other Short Term Investments 3935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000192063 [Member} | Inflation Indexed Swap Agreements 3936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000192063 [Member} | Other Asset Classes 3937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000192063 [Member} | Total Net Assets 3938 [Member]
Holdings [Line Items]
Percent of Net Asset Value	295.10%
Share Class I C000192063 [Member} | Interest Rate Swap Agreements 3940 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(81.10%)
Share Class I C000192063 [Member} | Open Forward Foreign Currency Contracts 3941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
Share Class I C000192063 [Member} | Open Futures Contracts 3942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)
Share Class I C000192063 [Member} | Government And Agency Obligations 3943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Share Class I C000192063 [Member} | Option Contracts 3944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000192063 [Member} | Total Net Assets 3945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(113.10%)
Share Class I C000218186 [Member} | Federal National Mortgage Association Inc 5500815543993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class I C000218186 [Member} | United States 5 Year Note Open Futures Contract 3994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000218186 [Member} | Treasury United States Departmentof 4000215343995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000218186 [Member} | U S S O F R Interest Rate Swap Agreement 3996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000218186 [Member} | C D X N A I G 42 Credit Default Swap Agreement 3997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000218186 [Member} | Treasury United States Departmentof 4630430293998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000218186 [Member} | U S D E U R Open Forward Foreign Currency Contract 3999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000218186 [Member} | c 6 M E U R I B O R Interest Rate Swap Agreement 4000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000218186 [Member} | U S D E U R Open Forward Foreign Currency Contract 4001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000218186 [Member} | Treasury United States Departmentof 3380815424002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000218186 [Member} | Total Net Assets 4003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Share Class I C000218186 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000218186 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	121.20%
Share Class I C000218186 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000218186 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class I C000218186 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000218186 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000218186 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000218186 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000218186 [Member} | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000218186 [Member} | Multi National 4015 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000218186 [Member} | Other Countries 4019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class I C000218186 [Member} | Total Net Assets 4020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	154.40%
Share Class I C000218186 [Member} | Total Net Assets 4033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
Share Class I C000218186 [Member} | Corporate Bonds And Notes 3973 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.70%
Share Class I C000218186 [Member} | Government And Agency Obligations 3974 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Share Class I C000218186 [Member} | Open Forward Foreign Currency Contracts 3975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Share Class I C000218186 [Member} | Interest Rate Swap Agreements 3976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Share Class I C000218186 [Member} | Non U S Government Agency Asset Backed Securities 3977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class I C000218186 [Member} | Open Futures Contracts 3978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class I C000218186 [Member} | Credit Default Swap Agreements 3979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class I C000218186 [Member} | Senior Floating Rate Instruments 3980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000218186 [Member} | Short Term Investments 3981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class I C000218186 [Member} | Preferred Stocks 3982 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class I C000218186 [Member} | Other Asset Classes 3983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000218186 [Member} | Total Net Assets 3984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	154.40%
Share Class I C000218186 [Member} | Open Forward Foreign Currency Contracts 3986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
Share Class I C000218186 [Member} | Interest Rate Swap Agreements 3987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
Share Class I C000218186 [Member} | Open Futures Contracts 3988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Share Class I C000218186 [Member} | Option Contracts 3989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000218186 [Member} | Total Net Assets 3990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
Share Class I C000067998 [Member} | c 6 M E U R I B O R Interest Rate Swap Agreement 4065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Share Class I C000067998 [Member} | U S D E U R Open Forward Foreign Currency Contract 4066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class I C000067998 [Member} | U S D E U R Open Forward Foreign Currency Contract 4067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class I C000067998 [Member} | United States 10 Year Ultra Bond Open Futures Contract 4068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class I C000067998 [Member} | Treasury United States Departmentof 0630715324069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class I C000067998 [Member} | Treasury United States Departmentof 0500115284070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class I C000067998 [Member} | Treasury United States Departmentof Total Return Swap Agreement 4071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000067998 [Member} | Treasury United States Departmentof Total Return Swap Agreement 4072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000067998 [Member} | Treasury United States Departmentof 0380715274073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000067998 [Member} | Treasury United States Departmentof 0130715304074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000067998 [Member} | Total Net Assets 4075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.60%
Share Class I C000067998 [Member} | Government And Agency Obligations 4046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.40%
Share Class I C000067998 [Member} | Interest Rate Swap Agreements 4047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Share Class I C000067998 [Member} | Total Return Swap Agreements 4048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Share Class I C000067998 [Member} | Open Forward Foreign Currency Contracts 4049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Share Class I C000067998 [Member} | Open Futures Contracts 4050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Share Class I C000067998 [Member} | Non U S Government Agency Asset Backed Securities 4051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class I C000067998 [Member} | Inflation Indexed Swap Agreements 4052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class I C000067998 [Member} | Corporate Bonds And Notes 4053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class I C000067998 [Member} | Preferred Stocks 4054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000067998 [Member} | Total Net Assets 4055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	208.60%
Share Class I C000067998 [Member} | Open Futures Contracts 4057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(42.20%)
Share Class I C000067998 [Member} | Interest Rate Swap Agreements 4058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(39.90%)
Share Class I C000067998 [Member} | Open Forward Foreign Currency Contracts 4059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
Share Class I C000067998 [Member} | Inflation Indexed Swap Agreements 4060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
Share Class I C000067998 [Member} | Option Contracts 4061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Share Class I C000067998 [Member} | Total Net Assets 4062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(96.90%)
Share Class I C000192211 [Member} | J N L Government Money Market Fund 521 Class I 4098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000192211 [Member} | Great Outdoors Group L L C 2021 Term Loan B 19190226284099 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192211 [Member} | Caesars Entertainment Inc Term Loan B 8100125304100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000192211 [Member} | Trans Digm Inc 2024 Term Loan I 8060824284101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000192211 [Member} | Gainwell Acquisition Corp Term Loan B 9410817274102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000192211 [Member} | M H Sub I L L C 2023 Term Loan 9580413284103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000192211 [Member} | Triton Water Holdings Inc Term Loan 8810316284104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000192211 [Member} | Fertitta Entertainment L L C 2022 Term Loan B 9080113294105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000192211 [Member} | Neptune Bidco U S Inc 2022 U S D Term Loan B 10410411294106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000192211 [Member} | B C P Renaissance Parent L L C 2024 Term Loan B 8601031284107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000192211 [Member} | Total Net Assets 4108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Share Class I C000192211 [Member} | Senior Floating Rate Instruments 4090 [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Share Class I C000192211 [Member} | Corporate Bonds And Notes 4091 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000192211 [Member} | Other Short Term Investments 4092 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000192211 [Member} | Non U S Government Agency Asset Backed Securities 4093 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class I C000192211 [Member} | Common Stocks 4094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000192211 [Member} | Total Net Assets 4095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class I C000067978 [Member} | J N L Government Money Market Fund 531 Class S L 4131 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000067978 [Member} | J N L Government Money Market Fund 521 Class I 4132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000067978 [Member} | Carnival Corporation 4000801284133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000067978 [Member} | C C O Holdings L L C 5380601294134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000067978 [Member} | Energean Israel Finance Ltd 4880330264135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000067978 [Member} | M C E Finance Limited 5381204294136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000067978 [Member} | Bip V Chinook 5500615314137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000067978 [Member} | Cimpress N V 7000615264138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000067978 [Member} | Organon Co 5130430314139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000067978 [Member} | Enerflex Ltd 9001015274140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000067978 [Member} | Total Net Assets 4141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Share Class I C000067978 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	79.80%
Share Class I C000067978 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000067978 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Share Class I C000067978 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000067978 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000067978 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000067978 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000067978 [Member} | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000067978 [Member} | MACAO
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000067978 [Member} | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000067978 [Member} | Other Countries 4157 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000067978 [Member} | Total Net Assets 4158 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
Share Class I C000067978 [Member} | Corporate Bonds And Notes 4123 [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
Share Class I C000067978 [Member} | Senior Floating Rate Instruments 4124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Share Class I C000067978 [Member} | Short Term Investments 4125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class I C000067978 [Member} | Common Stocks 4126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class I C000067978 [Member} | Non U S Government Agency Asset Backed Securities 4127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class I C000067978 [Member} | Total Net Assets 4128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
Share Class I C000248334 [Member} | United States 2 Year Note Open Futures Contract 4183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000248334 [Member} | Abb Vie Inc 4800315294184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000248334 [Member} | J P Morgan Chase Co 5040123284185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000248334 [Member} | Morgan Stanley 5160420294186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000248334 [Member} | Bankof America Corporation 5820915294187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000248334 [Member} | Bankof America Corporation 5470123354188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000248334 [Member} | United States Long Bond Open Futures Contract 4189 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000248334 [Member} | J P Morgan Chase Co 2070601294190 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000248334 [Member} | Kf W 4630807264191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000248334 [Member} | Kf W 5000316264192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000248334 [Member} | Total Net Assets 4193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Share Class I C000248334 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	75.60%
Percent of Total Short Exposure	(4.50%)
Share Class I C000248334 [Member} | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000248334 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000248334 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000248334 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000248334 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000248334 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000248334 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000248334 [Member} | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000248334 [Member} | Multi National 4201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000248334 [Member} | Other Countries 4209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000248334 [Member} | Total Net Assets 4210 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
Share Class I C000248334 [Member} | Total Net Assets 4213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
Share Class I C000248334 [Member} | Corporate Bonds And Notes 4171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
Share Class I C000248334 [Member} | Open Futures Contracts 4172 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000248334 [Member} | Government And Agency Obligations 4173 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000248334 [Member} | Non U S Government Agency Asset Backed Securities 4174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000248334 [Member} | Other Short Term Investments 4175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class I C000248334 [Member} | Total Net Assets 4176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
Share Class I C000248334 [Member} | Open Futures Contracts 4178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
Share Class I C000248334 [Member} | Credit Default Swap Agreements 4179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Share Class I C000248334 [Member} | Total Net Assets 4180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
Share Class I C000192220 [Member} | United States 2 Year Note Open Futures Contract 4238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Share Class I C000192220 [Member} | United States 5 Year Note Open Futures Contract 4239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000192220 [Member} | United States Ultra Bond Open Futures Contract 4240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000192220 [Member} | United States 10 Year Note Open Futures Contract 4241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000192220 [Member} | Treasury United States Departmentof 2880515324242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000192220 [Member} | Treasury United States Departmentof 4881031284243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000192220 [Member} | Treasury United States Departmentof 3880815334244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000192220 [Member} | Treasury United States Departmentof 2500215464245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000192220 [Member} | J N L Government Money Market Fund 521 Class I 4246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000192220 [Member} | Treasury United States Departmentof 3000215484247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000192220 [Member} | Total Net Assets 4248 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Share Class I C000192220 [Member} | Corporate Bonds And Notes 4226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
Share Class I C000192220 [Member} | Government And Agency Obligations 4227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Share Class I C000192220 [Member} | Open Futures Contracts 4228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Share Class I C000192220 [Member} | Non U S Government Agency Asset Backed Securities 4229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Share Class I C000192220 [Member} | Senior Floating Rate Instruments 4230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000192220 [Member} | Short Term Investments 4231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000192220 [Member} | Total Net Assets 4232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	121.50%
Share Class I C000192220 [Member} | Open Futures Contracts 4234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
Share Class I C000192220 [Member} | Total Net Assets 4235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
Share Class I C000210335 [Member} | S P Midcap 400 Index Open Futures Contract 4262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000210335 [Member} | E M C O R Group Inc 4263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class I C000210335 [Member} | Caseys General Stores Inc 4264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class I C000210335 [Member} | Williams Sonoma Inc 4265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class I C000210335 [Member} | Jackson Financial Inc Class A 4266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class I C000210335 [Member} | Chipotle Mexican Grill Inc 4267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class I C000210335 [Member} | J N L Government Money Market Fund 521 Class I 4268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class I C000210335 [Member} | Autodesk Inc 4269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class I C000210335 [Member} | Coinbase Global Inc Class A 4270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class I C000210335 [Member} | Verisk Analytics Inc 4271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class I C000210335 [Member} | Total Net Assets 4272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000210335 [Member} | Industrials 4276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Share Class I C000210335 [Member} | Financials 4277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Share Class I C000210335 [Member} | Consumer Discretionary 4278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Share Class I C000210335 [Member} | Information Technology 4279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Share Class I C000210335 [Member} | Real Estate 4280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Share Class I C000210335 [Member} | Health Care 4281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class I C000210335 [Member} | Materials 4282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Share Class I C000210335 [Member} | Energy 4283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000210335 [Member} | Consumer Staples 4284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000210335 [Member} | Communication Services 4285 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000210335 [Member} | Other Sectors 4286 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000210335 [Member} | Total Net Assets 4287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
Share Class I C000210332 [Member} | Eli Lillyand Company 4301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000210332 [Member} | Meta Platforms Inc Class A 4302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000210332 [Member} | Berkshire Hathaway Inc Class B 4303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000210332 [Member} | Walmart Inc 4304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000210332 [Member} | Oracle Corporation 4305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000210332 [Member} | N V I D I A Corporation 4306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000210332 [Member} | Broadcom Inc 4307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000210332 [Member} | Wells Fargo Company 4308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000210332 [Member} | Abb Vie Inc 4309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000210332 [Member} | Merck Co Inc 4310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000210332 [Member} | Total Net Assets 4311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Share Class I C000210332 [Member} | Information Technology 4315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Share Class I C000210332 [Member} | Financials 4316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Share Class I C000210332 [Member} | Health Care 4317 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Share Class I C000210332 [Member} | Industrials 4318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Share Class I C000210332 [Member} | Consumer Staples 4319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class I C000210332 [Member} | Consumer Discretionary 4320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Share Class I C000210332 [Member} | Communication Services 4321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class I C000210332 [Member} | Energy 4322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class I C000210332 [Member} | Materials 4323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000210332 [Member} | Real Estate 4324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000210332 [Member} | Other Sectors 4325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000210332 [Member} | Total Net Assets 4326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class I C000192215 [Member} | Microsoft Corporation 4358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000192215 [Member} | N V I D I A Corporation 4359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000192215 [Member} | Apple Inc 4360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000192215 [Member} | Amazoncom Inc 4361 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000192215 [Member} | Alphabet Inc Class C 4362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Share Class I C000192215 [Member} | Meta Platforms Inc Class A 4363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000192215 [Member} | United States 5 Year Note Open Futures Contract 4364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Share Class I C000192215 [Member} | T Rowe Price Government Reserve Fund 5314365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000192215 [Member} | Eli Lillyand Company 4366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000192215 [Member} | United Health Group Incorporated 4367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000192215 [Member} | Total Net Assets 4368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Share Class I C000192215 [Member} | Information Technology 4392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Share Class I C000192215 [Member} | Financials 4393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Share Class I C000192215 [Member} | Government Securities 4394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Share Class I C000192215 [Member} | Health Care 4395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Share Class I C000192215 [Member} | U S Government Agency M B S 4396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Share Class I C000192215 [Member} | Consumer Discretionary 4397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class I C000192215 [Member} | Industrials 4398 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Share Class I C000192215 [Member} | Communication Services 4399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class I C000192215 [Member} | Energy 4400 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000192215 [Member} | Consumer Staples 4401 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000192215 [Member} | Other Sectors 4402 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Share Class I C000192215 [Member} | Total Net Assets 4403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
Share Class I C000192215 [Member} | Derivative Instruments 4405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000192215 [Member} | Total Net Assets 4406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000192215 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000192215 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	77.70%
Share Class I C000192215 [Member} | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Short Exposure	0.00%
Share Class I C000192215 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000192215 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000192215 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000192215 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000192215 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000192215 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000192215 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000192215 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000192215 [Member} | Other Countries 4384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000192215 [Member} | Total Net Assets 4385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
Share Class I C000192215 [Member} | Total Net Assets 4388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000192215 [Member} | Common Stocks 4341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Share Class I C000192215 [Member} | Government And Agency Obligations 4342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Share Class I C000192215 [Member} | Corporate Bonds And Notes 4343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Share Class I C000192215 [Member} | Non U S Government Agency Asset Backed Securities 4344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000192215 [Member} | Other Short Term Investments 4345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000192215 [Member} | Open Futures Contracts 4346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000192215 [Member} | Senior Floating Rate Instruments 4347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000192215 [Member} | Preferred Stocks 4348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Share Class I C000192215 [Member} | Credit Default Swap Agreements 4349 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Share Class I C000192215 [Member} | Investment Companies 4350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000192215 [Member} | Other Asset Classes 4351 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000192215 [Member} | Total Net Assets 4352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
Share Class I C000192215 [Member} | Open Forward Foreign Currency Contracts 4354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000192215 [Member} | Total Net Assets 4355 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000218188 [Member} | Microsoft Corporation 4433 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Share Class I C000218188 [Member} | T Rowe Price Government Reserve Fund 5314434 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000218188 [Member} | Treasury United States Departmentof 4501115334435 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000218188 [Member} | Treasury United States Departmentof 4000215344436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000218188 [Member} | Alphabet Inc Class A 4437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000218188 [Member} | Amazoncom Inc 4438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000218188 [Member} | N V I D I A Corporation 4439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000218188 [Member} | United Health Group Incorporated 4440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000218188 [Member} | Danaher Corporation 4441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000218188 [Member} | Intuit Inc 4442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000218188 [Member} | Total Net Assets 4443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Share Class I C000218188 [Member} | Information Technology 4449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Share Class I C000218188 [Member} | Health Care 4450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Share Class I C000218188 [Member} | Financials 4451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Share Class I C000218188 [Member} | Government Securities 4452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Share Class I C000218188 [Member} | Industrials 4453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class I C000218188 [Member} | Consumer Discretionary 4454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Share Class I C000218188 [Member} | Utilities 4455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000218188 [Member} | Communication Services 4456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000218188 [Member} | Other Short Term Investments 4457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000218188 [Member} | Energy 4458 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000218188 [Member} | Other Sectors 4459 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000218188 [Member} | Total Net Assets 4460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class I C000218188 [Member} | Derivative Instruments 4462 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class I C000218188 [Member} | Total Net Assets 4463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class I C000218188 [Member} | Common Stocks 4419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.70%
Share Class I C000218188 [Member} | Government And Agency Obligations 4420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Share Class I C000218188 [Member} | Corporate Bonds And Notes 4421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Share Class I C000218188 [Member} | Senior Floating Rate Instruments 4422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Share Class I C000218188 [Member} | Other Short Term Investments 4423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000218188 [Member} | Preferred Stocks 4424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Share Class I C000218188 [Member} | Non U S Government Agency Asset Backed Securities 4425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000218188 [Member} | Investment Companies 4426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000218188 [Member} | Total Net Assets 4427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class I C000218188 [Member} | Option Contracts 4429 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class I C000218188 [Member} | Total Net Assets 4430 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class I C000067987 [Member} | Microsoft Corporation 4475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Share Class I C000067987 [Member} | N V I D I A Corporation 4476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Share Class I C000067987 [Member} | Apple Inc 4477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Share Class I C000067987 [Member} | Amazoncom Inc 4478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Share Class I C000067987 [Member} | Alphabet Inc Class A 4479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class I C000067987 [Member} | Meta Platforms Inc Class A 4480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000067987 [Member} | Eli Lillyand Company 4481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000067987 [Member} | Visa Inc Class A 4482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000067987 [Member} | Master Card Incorporated Class A 4483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000067987 [Member} | Netflix Inc 4484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000067987 [Member} | Total Net Assets 4485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
Share Class I C000067987 [Member} | Information Technology 4489 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
Share Class I C000067987 [Member} | Communication Services 4490 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Share Class I C000067987 [Member} | Consumer Discretionary 4491 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Share Class I C000067987 [Member} | Health Care 4492 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Share Class I C000067987 [Member} | Financials 4493 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class I C000067987 [Member} | Industrials 4494 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000067987 [Member} | Consumer Staples 4495 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000067987 [Member} | Materials 4496 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Share Class I C000067987 [Member} | Other Short Term Investments 4497 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000067987 [Member} | Total Net Assets 4498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Share Class I C000067988 [Member} | T Rowe Price Government Reserve Fund 5314512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000067988 [Member} | Marvell Technology Inc 4513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000067988 [Member} | Microchip Technology Incorporated 4514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000067988 [Member} | Hologic Inc 4515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000067988 [Member} | The Trade Desk Inc Class A 4516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000067988 [Member} | Teleflex Incorporated 4517 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000067988 [Member} | Dominos Pizza Inc 4518 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000067988 [Member} | Agilent Technologies Inc 4519 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000067988 [Member} | Textron Inc 4520 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000067988 [Member} | Ball Corporation 4521 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000067988 [Member} | Total Net Assets 4522 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Share Class I C000067988 [Member} | Health Care 4526 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Share Class I C000067988 [Member} | Information Technology 4527 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Share Class I C000067988 [Member} | Industrials 4528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Share Class I C000067988 [Member} | Consumer Discretionary 4529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Share Class I C000067988 [Member} | Financials 4530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class I C000067988 [Member} | Materials 4531 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class I C000067988 [Member} | Communication Services 4532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class I C000067988 [Member} | Energy 4533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000067988 [Member} | Other Short Term Investments 4534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000067988 [Member} | Consumer Staples 4535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000067988 [Member} | Other Sectors 4536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Share Class I C000067988 [Member} | Total Net Assets 4537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
Share Class I C000067996 [Member} | United States 2 Year Note Open Futures Contract 4564 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Share Class I C000067996 [Member} | Treasury United States Departmentof 4630630264565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000067996 [Member} | Treasury United States Departmentof 4880531264566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000067996 [Member} | c 3 Month S O F R Index Open Futures Contract 4567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000067996 [Member} | Treasury United States Departmentof 4880430264568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000067996 [Member} | Treasury United States Departmentof 4500331264569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Share Class I C000067996 [Member} | Treasury United States Departmentof 2381015284570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000067996 [Member} | C D X N A I G 42 Credit Default Swap Agreement 4571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000067996 [Member} | Bankof Montreal 3700607254572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Share Class I C000067996 [Member} | Federal National Mortgage Association Inc 6000801534573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000067996 [Member} | Total Net Assets 4574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Share Class I C000067996 [Member} | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000067996 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	114.90%
Percent of Total Short Exposure	(5.50%)
Share Class I C000067996 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000067996 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000067996 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Share Class I C000067996 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000067996 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000067996 [Member} | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000067996 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000067996 [Member} | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000067996 [Member} | Other Countries 4590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000067996 [Member} | Total Net Assets 4591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	136.50%
Share Class I C000067996 [Member} | Total Net Assets 4594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
Share Class I C000067996 [Member} | Corporate Bonds And Notes 4552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Share Class I C000067996 [Member} | Open Futures Contracts 4553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Share Class I C000067996 [Member} | Non U S Government Agency Asset Backed Securities 4554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Share Class I C000067996 [Member} | Government And Agency Obligations 4555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Share Class I C000067996 [Member} | Other Short Term Investments 4556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000067996 [Member} | Credit Default Swap Agreements 4557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000067996 [Member} | Total Net Assets 4558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	136.50%
Share Class I C000067996 [Member} | Open Futures Contracts 4560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
Share Class I C000067996 [Member} | Total Net Assets 4561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
Share Class I C000192218 [Member} | J N L Government Money Market Fund 531 Class S L 4615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000192218 [Member} | T Rowe Price Government Reserve Fund 5314616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000192218 [Member} | Osaic Holdings Inc 10750801274617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000192218 [Member} | Vistra Corp 8004618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000192218 [Member} | Aretec Escrow Issuer 2 Inc 10000815304619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000192218 [Member} | Sigma Holdco B V 7880515264620 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000192218 [Member} | Enbridge Inc 8250115844621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000192218 [Member} | Heartland Dental L L C 10500430284622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000192218 [Member} | Community Health Systems Inc 8001215274623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192218 [Member} | Civitas Resources Inc 8750701314624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000192218 [Member} | Total Net Assets 4625 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Share Class I C000192218 [Member} | Corporate Bonds And Notes 4607 [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.80%
Share Class I C000192218 [Member} | Senior Floating Rate Instruments 4608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Share Class I C000192218 [Member} | Other Short Term Investments 4609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Share Class I C000192218 [Member} | Preferred Stocks 4610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Share Class I C000192218 [Member} | Common Stocks 4611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000192218 [Member} | Total Net Assets 4612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
Share Class I C000067989 [Member} | Berkshire Hathaway Inc Class B 4639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000067989 [Member} | J P Morgan Chase Co 4640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000067989 [Member} | Elevance Health Inc 4641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000067989 [Member} | Kenvue Inc 4642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000067989 [Member} | Johnson Johnson 4643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000067989 [Member} | Bankof America Corporation 4644 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000067989 [Member} | United Health Group Incorporated 4645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000067989 [Member} | Fiserv Inc 4646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000067989 [Member} | Conoco Phillips 4647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000067989 [Member} | The Charles Schwab Corporation 4648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Share Class I C000067989 [Member} | Total Net Assets 4649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Share Class I C000067989 [Member} | Financials 4653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Share Class I C000067989 [Member} | Health Care 4654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Share Class I C000067989 [Member} | Industrials 4655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Share Class I C000067989 [Member} | Energy 4656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Share Class I C000067989 [Member} | Consumer Staples 4657 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Share Class I C000067989 [Member} | Information Technology 4658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Share Class I C000067989 [Member} | Materials 4659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000067989 [Member} | Consumer Discretionary 4660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000067989 [Member} | Utilities 4661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000067989 [Member} | Real Estate 4662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000067989 [Member} | Other Sectors 4663 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000067989 [Member} | Total Net Assets 4664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Share Class I C000234524 [Member} | Tencent Holdings Limited 4678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Share Class I C000234524 [Member} | Prosus N V 4679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class I C000234524 [Member} | Shenzhou International Group Holdings Limited 4680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000234524 [Member} | Fuyao Glass Industry Group Co Ltd Class H 4681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000234524 [Member} | Kweichow Moutai Co Ltd Class A 4682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000234524 [Member} | Warom Technology Incorporated Company Class A 4683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000234524 [Member} | Qingdao Haier Biomedical Co Ltd Class A 4684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000234524 [Member} | Media Tek Inc 4685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000234524 [Member} | A I A Group Limited 4686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000234524 [Member} | N A R I Technology Co Ltd Class A 4687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000234524 [Member} | Total Net Assets 4688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Share Class I C000234524 [Member} | Consumer Discretionary 4701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Share Class I C000234524 [Member} | Industrials 4702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Share Class I C000234524 [Member} | Communication Services 4703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Share Class I C000234524 [Member} | Materials 4704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class I C000234524 [Member} | Health Care 4705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Share Class I C000234524 [Member} | Financials 4706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class I C000234524 [Member} | Information Technology 4707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000234524 [Member} | Consumer Staples 4708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000234524 [Member} | Other Short Term Investments 4709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000234524 [Member} | Total Net Assets 4710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Share Class I C000234524 [Member} | CHINA
Holdings [Line Items]
Percent of Net Asset Value	74.40%
Share Class I C000234524 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Share Class I C000234524 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000234524 [Member} | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Share Class I C000234524 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Share Class I C000234524 [Member} | Total Net Assets 4697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Share Class I C000218190 [Member} | Novo Nordisk A S Class B 4724 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Share Class I C000218190 [Member} | Icon Public Limited Company 4725 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000218190 [Member} | Ferrari N V 4726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000218190 [Member} | A S M International N V 4727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000218190 [Member} | Taiwan Semiconductor Manufacturing Company Limited 4728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000218190 [Member} | Canadian Pacific Kansas City Limited 4729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000218190 [Member} | Astra Zeneca P L C 4730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000218190 [Member} | Safran 4731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000218190 [Member} | A S M L Holding N V 4732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000218190 [Member} | B A E Systems P L C 4733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000218190 [Member} | Total Net Assets 4734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Share Class I C000218190 [Member} | Health Care 4756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Share Class I C000218190 [Member} | Materials 4763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000218190 [Member} | Industrials 4755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Share Class I C000218190 [Member} | Financials 4757 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Share Class I C000218190 [Member} | Information Technology 4758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Share Class I C000218190 [Member} | Consumer Discretionary 4759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Share Class I C000218190 [Member} | Energy 4760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000218190 [Member} | Communication Services 4761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000218190 [Member} | Consumer Staples 4762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000218190 [Member} | Other Short Term Investments 4764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000218190 [Member} | Total Net Assets 4765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class I C000218190 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000218190 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Share Class I C000218190 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Share Class I C000218190 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000218190 [Member} | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000218190 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000218190 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Share Class I C000218190 [Member} | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000218190 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Share Class I C000218190 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class I C000218190 [Member} | Other Countries 4748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Share Class I C000218190 [Member} | Total Net Assets 4749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
Share Class I C000153493 [Member} | Hess Corporation Total Return Swap Agreement 4799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Share Class I C000153493 [Member} | West Rock Company Total Return Swap Agreement 4800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000153493 [Member} | Endeavor Group Holdings Inc Total Return Swap Agreement 4801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Share Class I C000153493 [Member} | J N L Government Money Market Fund 521 Class I 4802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000153493 [Member} | United States Steel Corporation Total Return Swap Agreement 4803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000153493 [Member} | Calumet Specialty Products Partners L P 11000415254804 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000153493 [Member} | Altaba Inc 4805 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000153493 [Member} | Amedisys Inc Total Return Swap Agreement 4806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000153493 [Member} | Axonics Inc Total Return Swap Agreement 4807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000153493 [Member} | Altium Limited Total Return Swap Agreement 4808 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000153493 [Member} | Total Net Assets 4809 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Share Class I C000153493 [Member} | Derivative Instruments 4815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.20%
Share Class I C000153493 [Member} | Energy 4816 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Share Class I C000153493 [Member} | Communication Services 4817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Share Class I C000153493 [Member} | Consumer Discretionary 4818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Share Class I C000153493 [Member} | Financials 4819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Share Class I C000153493 [Member} | Industrials 4820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class I C000153493 [Member} | Health Care 4821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Share Class I C000153493 [Member} | Investment Companies 4822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000153493 [Member} | Information Technology 4823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000153493 [Member} | Materials 4824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000153493 [Member} | Other Sectors 4825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Share Class I C000153493 [Member} | Total Net Assets 4826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	157.00%
Share Class I C000153493 [Member} | Derivative Instruments 4828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(29.00%)
Share Class I C000153493 [Member} | Government Securities 4829 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Share Class I C000153493 [Member} | Information Technology 4830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class I C000153493 [Member} | Energy 4831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Share Class I C000153493 [Member} | Financials 4832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Share Class I C000153493 [Member} | Communication Services 4833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Share Class I C000153493 [Member} | Industrials 4834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000153493 [Member} | Total Net Assets 4835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.70%)
Share Class I C000153493 [Member} | Total Return Swap Agreements 4778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Share Class I C000153493 [Member} | Common Stocks 4779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Share Class I C000153493 [Member} | Corporate Bonds And Notes 4780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Share Class I C000153493 [Member} | Open Forward Foreign Currency Contracts 4781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Share Class I C000153493 [Member} | Investment Companies 4782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000153493 [Member} | Other Short Term Investments 4783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000153493 [Member} | Other Equity Interests 4784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000153493 [Member} | Preferred Stocks 4785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000153493 [Member} | Senior Floating Rate Instruments 4786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000153493 [Member} | Rights 4787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Share Class I C000153493 [Member} | Other Asset Classes 4788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Share Class I C000153493 [Member} | Total Net Assets 4789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	157.00%
Share Class I C000153493 [Member} | Total Return Swap Agreements 4791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(28.00%)
Share Class I C000153493 [Member} | Government And Agency Obligations 4792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Share Class I C000153493 [Member} | Option Contracts 4793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Share Class I C000153493 [Member} | Common Stocks 4794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Share Class I C000153493 [Member} | Open Forward Foreign Currency Contracts 4795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class I C000153493 [Member} | Total Net Assets 4796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.70%)
Share Class I C000106862 [Member} | United States 5 Year Note Open Futures Contract 4862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Share Class I C000106862 [Member} | U S D E U R Open Forward Foreign Currency Contract 4863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Share Class I C000106862 [Member} | Euro Bund Open Futures Contract 4864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class I C000106862 [Member} | U S D G B P Open Forward Foreign Currency Contract 4865 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Share Class I C000106862 [Member} | J N L Government Money Market Fund 521 Class I 4866 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000106862 [Member} | Gobierno Federaldelos Estados Unidos Mexicanos 7500603274867 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Share Class I C000106862 [Member} | Treasury United States Departmentof 2001115264868 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000106862 [Member} | Long Gilt Open Futures Contract 4869 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Share Class I C000106862 [Member} | Treasury United States Departmentof 1630215264870 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000106862 [Member} | Treasury United States Departmentof 2880515324871 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000106862 [Member} | Total Net Assets 4872 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Share Class I C000106862 [Member} | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000106862 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Share Class I C000106862 [Member} | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000106862 [Member} | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000106862 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Share Class I C000106862 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class I C000106862 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000106862 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000106862 [Member} | Argentina 4885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000106862 [Member} | Multi National 4886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000106862 [Member} | Other Countries 4888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Share Class I C000106862 [Member} | Total Net Assets 4889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	151.70%
Share Class I C000106862 [Member} | Total Net Assets 4898 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)
Share Class I C000106862 [Member} | Corporate Bonds And Notes 4848 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Share Class I C000106862 [Member} | Government And Agency Obligations 4849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Share Class I C000106862 [Member} | Open Futures Contracts 4850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Share Class I C000106862 [Member} | Open Forward Foreign Currency Contracts 4851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Share Class I C000106862 [Member} | Other Short Term Investments 4852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000106862 [Member} | Non U S Government Agency Asset Backed Securities 4853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000106862 [Member} | Senior Floating Rate Instruments 4854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Share Class I C000106862 [Member} | Total Net Assets 4855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	151.70%
Share Class I C000106862 [Member} | Open Forward Foreign Currency Contracts 4857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
Share Class I C000106862 [Member} | Open Futures Contracts 4858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
Share Class I C000106862 [Member} | Total Net Assets 4859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.70%)
Share Class I C000067964 [Member} | Taiwan Semiconductor Manufacturing Company Limited 4910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000067964 [Member} | A S M L Holding N V 4911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000067964 [Member} | Novo Nordisk A S Class B 4912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000067964 [Member} | Tokyo Electron Limited 4913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000067964 [Member} | J N L Government Money Market Fund 521 Class I 4914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000067964 [Member} | Media Tek Inc 4915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000067964 [Member} | Reliance Industries Limited 4916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000067964 [Member} | Icon Public Limited Company 4917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000067964 [Member} | Atlas Copco Aktiebolag Class A 4918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000067964 [Member} | London Stock Exchange Group P L C 4919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000067964 [Member} | Total Net Assets 4920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Share Class I C000067964 [Member} | Information Technology 4941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Share Class I C000067964 [Member} | Industrials 4942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Share Class I C000067964 [Member} | Consumer Discretionary 4943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Share Class I C000067964 [Member} | Health Care 4944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Share Class I C000067964 [Member} | Financials 4945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Share Class I C000067964 [Member} | Materials 4946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000067964 [Member} | Energy 4947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Share Class I C000067964 [Member} | Consumer Staples 4948 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000067964 [Member} | Other Short Term Investments 4949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000067964 [Member} | Securities Lending Collateral 4950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Share Class I C000067964 [Member} | Total Net Assets 4951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Share Class I C000067964 [Member} | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000067964 [Member} | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class I C000067964 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000067964 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Share Class I C000067964 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Share Class I C000067964 [Member} | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Share Class I C000067964 [Member} | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000067964 [Member} | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000067964 [Member} | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Share Class I C000067964 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Share Class I C000067964 [Member} | Other Countries 4934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Share Class I C000067964 [Member} | Total Net Assets 4935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Share Class I C000067982 [Member} | Microsoft Corporation 4975 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Share Class I C000067982 [Member} | Apple Inc 4976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000067982 [Member} | N V I D I A Corporation 4977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Share Class I C000067982 [Member} | Alphabet Inc Class A 4978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000067982 [Member} | Amazoncom Inc 4979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000067982 [Member} | United Health Group Incorporated 4980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000067982 [Member} | J P Morgan Chase Co 4981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000067982 [Member} | Broadcom Inc 4982 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000067982 [Member} | Meta Platforms Inc Class A 4983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Share Class I C000067982 [Member} | Wells Fargo Company 4984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000067982 [Member} | Total Net Assets 4985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Share Class I C000067982 [Member} | Information Technology 4991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Share Class I C000067982 [Member} | Government Securities 4992 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Share Class I C000067982 [Member} | Financials 4993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Share Class I C000067982 [Member} | U S Government Agency M B S 4994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Share Class I C000067982 [Member} | Health Care 4995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Share Class I C000067982 [Member} | Consumer Discretionary 4996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Share Class I C000067982 [Member} | Communication Services 4997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Share Class I C000067982 [Member} | Industrials 4998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000067982 [Member} | Consumer Staples 4999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000067982 [Member} | Energy 5000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000067982 [Member} | Other Sectors 5001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Share Class I C000067982 [Member} | Total Net Assets 5002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Share Class I C000067982 [Member} | Derivative Instruments 5004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class I C000067982 [Member} | Total Net Assets 5005 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class I C000067982 [Member} | Common Stocks 4964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%
Share Class I C000067982 [Member} | Government And Agency Obligations 4965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Share Class I C000067982 [Member} | Corporate Bonds And Notes 4966 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class I C000067982 [Member} | Non U S Government Agency Asset Backed Securities 4967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000067982 [Member} | Short Term Investments 4968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Share Class I C000067982 [Member} | Total Net Assets 4969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Share Class I C000067982 [Member} | Open Futures Contracts 4971 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class I C000067982 [Member} | Total Net Assets 4972 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Share Class I C000192065 [Member} | J P Morgan Chase Co 5017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Share Class I C000192065 [Member} | Merck Co Inc 5018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000192065 [Member} | Johnson Johnson 5019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000192065 [Member} | E O G Resources Inc 5020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Share Class I C000192065 [Member} | Broadcom Inc 5021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000192065 [Member} | Pfizer Inc 5022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000192065 [Member} | Conoco Phillips 5023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Share Class I C000192065 [Member} | Cisco Systems Inc 5024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000192065 [Member} | Philip Morris International Inc 5025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Share Class I C000192065 [Member} | Gilead Sciences Inc 5026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000192065 [Member} | Total Net Assets 5027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Share Class I C000192065 [Member} | Financials 5031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Share Class I C000192065 [Member} | Health Care 5032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Share Class I C000192065 [Member} | Energy 5033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Share Class I C000192065 [Member} | Industrials 5034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Share Class I C000192065 [Member} | Consumer Staples 5035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Share Class I C000192065 [Member} | Information Technology 5036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Share Class I C000192065 [Member} | Utilities 5037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class I C000192065 [Member} | Consumer Discretionary 5038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Share Class I C000192065 [Member} | Materials 5039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000192065 [Member} | Real Estate 5040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Share Class I C000192065 [Member} | Other Sectors 5041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000192065 [Member} | Total Net Assets 5042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Share Class I C000067973 [Member} | Equinix Inc 5056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Share Class I C000067973 [Member} | Pro Logis Inc 5057 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000067973 [Member} | Welltower Inc 5058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Share Class I C000067973 [Member} | Avalon Bay Communities Inc 5059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Share Class I C000067973 [Member} | Mitsui Fudosan Co Ltd 5060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Share Class I C000067973 [Member} | Simon Property Group Inc 5061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000067973 [Member} | Essex Property Trust Inc 5062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000067973 [Member} | Klepierre 5063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Share Class I C000067973 [Member} | Extra Space Storage Inc 5064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000067973 [Member} | American Homes 4 Rent Class A 5065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Share Class I C000067973 [Member} | Total Net Assets 5066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Share Class I C000067973 [Member} | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.10%
Share Class I C000067973 [Member} | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Share Class I C000067973 [Member} | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Share Class I C000067973 [Member} | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Share Class I C000067973 [Member} | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000067973 [Member} | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000067973 [Member} | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000067973 [Member} | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Share Class I C000067973 [Member} | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Share Class I C000067973 [Member} | Czech Republic 5078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Share Class I C000067973 [Member} | Other Countries 5080 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Share Class I C000067973 [Member} | Total Net Assets 5081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
Share Class I C000067985 [Member} | Repurchase Agreementwith D U B 5340701245095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Share Class I C000067985 [Member} | Repurchase Agreementwith J P M 5320701245096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Share Class I C000067985 [Member} | Repurchase Agreementwith R B C 5320701245097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000067985 [Member} | Repurchase Agreementwith G S C 5320701245098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Share Class I C000067985 [Member} | Treasury United States Departmentof 5301008245099 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Share Class I C000067985 [Member} | Treasury United States Departmentof 5291022245100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Share Class I C000067985 [Member} | Treasury United States Departmentof 5241017245101 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000067985 [Member} | Treasury United States Departmentof 5311001245102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000067985 [Member} | Treasury United States Departmentof 5231205245103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000067985 [Member} | Repurchase Agreementwith N A T 5320701245104 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000067985 [Member} | Total Net Assets 5105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Share Class I C000067986 [Member} | J P Morgan Chase Co 5119 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Share Class I C000067986 [Member} | United Health Group Incorporated 5120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Share Class I C000067986 [Member} | Johnson Johnson 5121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Share Class I C000067986 [Member} | Cisco Systems Inc 5122 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Share Class I C000067986 [Member} | Elevance Health Inc 5123 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000067986 [Member} | Pfizer Inc 5124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Share Class I C000067986 [Member} | M T Bank Corporation 5125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000067986 [Member} | Corning Incorporated 5126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000067986 [Member} | Met Life Inc 5127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000067986 [Member} | American International Group Inc 5128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Share Class I C000067986 [Member} | Total Net Assets 5129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Share Class I C000067986 [Member} | Financials 5133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Share Class I C000067986 [Member} | Health Care 5134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Share Class I C000067986 [Member} | Industrials 5135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Share Class I C000067986 [Member} | Information Technology 5136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Share Class I C000067986 [Member} | Energy 5137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Share Class I C000067986 [Member} | Consumer Discretionary 5138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Share Class I C000067986 [Member} | Consumer Staples 5139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Share Class I C000067986 [Member} | Real Estate 5140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Share Class I C000067986 [Member} | Communication Services 5141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Share Class I C000067986 [Member} | Utilities 5142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Share Class I C000067986 [Member} | Other Sectors 5143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Share Class I C000067986 [Member} | Total Net Assets 5144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%